UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08922

Mutual of America Institutional Funds, Inc.

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

James J. Roth

Chairman of the Board, President and Chief Executive Officer

Mutual of America Institutional Funds, Inc.

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: December 31, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders follows:

DECEMBER 31, 2015

Annual Report of Mutual of America Institutional Funds

This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

320 PARK AVENUE, NEW YORK, NEW YORK 10022

Dear Shareholder:

We are pleased to present the Mutual of America Institutional Funds, Inc. (the “Investment Company”) Annual Report. This Report includes important information regarding the performance and financial position of the Investment Company’s funds for the year ended December 31, 2015.

The Year In Review

In 2015 the markets were driven, as usual, by the question of economic growth, both globally and within individual economic units, whether region, country, sector or industry. The key determinants of growth — namely, demand and supply, interest rates and currency exchange rates — remained the focus of economists, strategists and investors throughout the year.

U.S. Economy Inches Forward

The main observation is that 2015 was a year of weak, unsteady and uncertain growth at home and abroad, characterized by pockets of strength and solid improvement as well as by areas of weakness and deterioration. In terms of strengths in the United States, the unemployment rate hit 5%, a level historically associated with near full employment; auto sales approached record annualized sales rates; and home construction and sales showed fairly steady improvement, though still well below the bubble heights of 2006-07. But capital investment by corporations remained lackluster and raised serious questions about whether the strength in consumer spending would be enough to keep the U.S. from falling into recession. Compounding the problem was a strong dollar that hurt exports and, as a result, acted to retard growth.

Global Economies A Mixed Bag

Europe, while far from strong, emerged from recession and showed modest but steady sequential improvement in terms of Gross Domestic Product. Within the Eurozone, Spain and Ireland, two of the most troubled economies at the depths of the Great Recession of 2008-09, registered exceptional growth in 2015. Germany and Italy held their own. Only France among the larger Eurozone economies continued to struggle. In Asia, Japan remained weak but positive and, importantly, maintained modest price appreciation rather than the deflation that plagued it for decades. China, the second largest economy in the world and largest contributor to global growth over the previous two decades, continued to represent the greatest worry for global economic prospects as its growth continued to slow toward a sub-7% rate, down from 12% only six years ago. Further adding to the drag on global growth was the collapse of commodities and, as a result, the devastating impact on those economies most dependent upon them, especially among emerging markets in general.

Equity and Bond Markets Mark Time

Global equity markets essentially reflected this economic dynamic. The MSCI World Index declined approximately 3% and the MSCI USA Index declined about 1%. On the whole, stocks in general were flat. However, almost all emerging markets, expressed in terms of U.S. dollars, declined 10% to 40%. The handful of markets generating positive results, namely, Belgium, Denmark, Ireland, Japan, Hungary, Russia, Estonia, Israel and Jamaica, had little in common.

Bond markets also reflected the uncertainty of sustainable growth and concern over the anticipated move by the Federal Reserve to raise interest rates at some point during the year. U.S. long-term government bond prices fluctuated in response to uneven economic data, while short-term government rates generally rose with expectations of a rate increase. U.S. credit spreads widened in response to growth fears, especially with regard to potential negative consequences of rate increases and in reaction to the deterioration of fundamentals within the energy industry as a result of collapsing energy prices. The Barclays Capital U.S. Aggregate Bond Index registered a modest return of about 1% for 2015.

Bond markets in most emerging markets already suffered as a result of the announcement by the Fed in 2013 that the U.S. quantitative easing (QE) program would end. The subsequent fears of an accelerating slowdown of China’s economy and the consequent collapse in commodity prices and demand for their products compounded the situation. Governments were forced to devalue currencies to retain some competitiveness. This, in turn, required higher interest rates to counteract the inflationary consequences of devaluation and to stem capital flight. The particularly dangerous implication was that high levels of dollar-denominated debt accrued by most emerging market economies to accommodate China’s growth over the past two decades would immediately become much more expensive to service or refinance. However, most of these concerns were discounted by early 2015. As a result, the Barclays Emerging Markets USD Aggregate Bond Index generated a return of almost 3% for the year. With regard to the other two major global economic blocs, the Barclays Euro Aggregate Index was up about 2%, while the Barclays Asian-Pacific Aggregate Index was essentially flat.

In summary, global equity and bond markets basically marked time in 2015 as the question of whether the global economy would be able to continue to grow in the face of the beginning of the reversal of unprecedented monetary accommodation prevailing since the Great Recession of 2008-09.

Market Fluctuations, Interest Rates Intrigue and More

That is not to say that nothing happened during the year. The S&P 500® Index (S&P 500) not only hit an all-time closing high of 2130 in mid-May but also suffered a worrisome 11% correction during the third week of August, only to regain the lost ground in early November. Largely forgotten by now, much of the first half of the year witnessed the unfolding of yet another Greek debt crisis that was, as in prior instances, resolved at the eleventh hour. And, for most of the year, investors fretted over whether and when the Federal Reserve would raise interest rates and the European Central Bank would increase and/or extend its QE program. The two central banks acted in December, both largely in line with expectations.

In addition, oil and commodity prices continued the decline that began at midyear 2014, with oil down 60% and commodities, in aggregate, down more than 40% since then. And the U.S. dollar continued its advance that began in mid-2014, up 9% in 2015 following a 10% advance during the second half of 2014.

Many Questions Remain in 2016

As we enter the New Year, uncertainty remains high. Will China’s slowdown accelerate or stabilize? Will oil and commodity prices continue to decline, bottom or advance? Will the dollar remain strong, will the euro and yen continue to weaken or will some or all of these currencies reverse recent trends? Will Europe’s modest expansion continue? Will Japan’s attempt to escape its deflationary past and regain its ability to contribute to global growth be successful? Can the apparent acceleration in U.S. domestic economic growth offset the headwinds of a strong dollar and anemic capital spending, to say nothing of offsetting global economic weakness?

As of the end of January 2016, it can be said that none of these questions has been answered. But it has been a particularly tumultuous month for markets, with the S&P 500 having declined 10% from its December 31, 2015 close at one point. And the S&P 500 was among the best performing equity markets in the world!

Most of the economic data during the month, both domestically and abroad, has been on the sluggish, negative and disappointing side. The key issue of concern is an emerging market debt bubble bust resulting from the roiling effects of a weakening Chinese yuan. The other, and related issue, is the rising concern that the global economy may be sinking into recession.

On the positive side, the Federal Reserve decided not to raise rates at its January meeting following its first increase in seven years in December, although this was expected. However, the odds of multiple rate increases this year have declined significantly. Furthermore, in recent weeks both the European Central Bank and the Bank of Japan strongly signaled that they intended to continue with additional monetary easing measures. In fact, on the last day of trading in January, the head of the Bank of Japan, announced the initiation of a negative interest policy designed to force banks to lend rather that maintain excess reserves, and to push investors and their representatives (pension funds) to invest in risky assets. The action also prompted a weakening of the Japanese yen, making that nation’s exports less costly. In response, the S&P 500 jumped 2.5% that day, while other markets joined in the rally.

We expect economic growth to remain weak and policy makers to continue to find the tools necessary to get the global economy back on a self-sustaining growth trajectory. This is a battle that has been going on since the Great Recession of 2008-2009, and it seems will continue indefinitely until either it is successful or we dip into another recession.

As shown in the accompanying financial statements, in December 2014, a large existing Funds shareholder at this time redeemed all its shares across several funds, totaling approximately $186.4 million in order to invest those funds in an individually managed investment vehicle offered by Mutual of America Life Insurance Company that was specifically tailored for certain investment preferences and restrictions of that shareholder. This required the Funds to liquidate a significant portion of its investment portfolios to fund the redemption.

The Adviser to the Funds continues to reimburse the Funds for all expenses incurred by the Funds, other than the Adviser’s Management Fees. Furthermore, the Money Market Fund will continue to have a portion of its advisory fees waived to the extent necessary to ensure that the cumulative total investment return for the Money Market Fund, net of fees and expenses, does not fall below zero.

The total return performance for each of the Mutual of America Institutional Funds is reflected below:

Total Returns — Year Ended December 31, 2015

All America Fund	+0.47%
Equity Index Fund	+1.34%
Mid-Cap Equity Index Fund	-2.31%
Small Cap Value Fund	-3.48%
Small Cap Growth Fund	-2.31%
Bond Fund	+0.58%
Money Market Fund	+0.04%

All Fund performance information presented throughout this report is historical, reflects the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages that immediately follow include brief discussions of each Fund’s performance for the year ended December 31, 2015 compared with its relevant index. Also presented are graphs and tables for each Fund (except the Money Market Fund) that illustrate each Fund’s respective:

●	Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;

●	Value in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

●	Historical performance compared to an index.

Following the discussions are graphical representations of the asset allocations of each Fund and an illustration of each Fund’s operating expenses. The summarized portfolios of each Fund and financial statements are presented in the pages that follow.

Thank you for your continued investment in our Funds.

Sincerely,

James J. Roth

Chairman of the Board, President

and Chief Executive Officer

Mutual of America Institutional Funds, Inc.

The views expressed in this Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements, which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

Standard & Poor’s®, S&P® and S&P 500® are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc.

ALL AMERICA FUND

The investment objective of the All America Fund is to outperform the S&P 500® Index (S&P 500). The All America Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, using three different investment approaches. The actively managed portion of the All America Fund is close to being equally distributed between large-cap stocks and mid-cap stocks, with the small cap stocks in turn equally distributed between small cap value and small cap growth stocks.

For the year ended December 31, 2015, the S&P 500 of large capitalization stocks increased by 1.38% on a total return basis, while the Russell 2000® Growth Index was down -1.38%% and the Russell 2000® Value Index was down -7.47%.

The All America Fund’s return for the year ended December 31, 2015, before expenses was 0.97% and 0.47% after expenses versus the benchmark return of 1.38%. The underperformance of the Fund was entirely the result of underperformance by the Small Cap Value and Small Cap Growth Funds. Both the Equity Index and Active Equity components essentially matched the benchmark return.

GROWTH OF A $10,000 INVESTMENT

All America Fund
Period	Growth	Total Return
Ended 12/31/2015	of $10,000	Cumu- lative	Average Annual
1 Year	$10,047	0.47%	0.47%
5 Years	$16,816	68.16%	10.96%
10 Years	$19,227	92.27%	6.76%

S & P 500 Index
Period	Growth	Total Return
Ended 12/31/2015	of $10,000	Cumu- lative	Average Annual
1 Year	$10,138	1.38%	1.38%
5 Years	$18,073	80.73%	12.57%
10 Years	$20,237	102.37%	7.31%

The line representing the performance return of the All America Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

EQUITY INDEX FUND

The Equity Index Fund’s objective is to replicate the performance of the S&P 500® Index (S&P 500), which consists of 500 stocks chosen by Standard & Poor’s for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock’s weight in the index proportionate to its market value. The weightings make each company’s influence on the S&P 500’s performance directly proportional to that company’s market value.

The Equity Index Fund’s performance for the year ended December 31, 2015, was 1.46% before expenses and 1.34% after expenses, in line with the benchmark return of 1.38%. Note that the Equity Index Fund’s performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

GROWTH OF A $10,000 INVESTMENT

Equity Index Fund
Period	Growth	Total Return
Ended 12/31/2015	of $10,000	Cumu- lative	Average Annual
1 Year	$10,134	1.34%	1.34%
5 Years	$17,995	79.95%	12.47%
10 Years	$20,061	100.61%	7.21%

S & P 500 Index
Period	Growth	Total Return
Ended 12/31/2015	of $10,000	Cumu- lative	Average Annual
1 Year	$10,138	1.38%	1.38%
5 Years	$18,073	80.73%	12.57%
10 Years	$20,237	102.37%	7.31%

The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

MID-CAP EQUITY INDEX FUND

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400® Index (S&P MidCap 400). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company’s influence on the S&P MidCap 400’s performance directly proportional to that company’s market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The Mid-Cap Equity Index Fund’s performance for the year ended December 31, 2015, was -2.19% before expenses and -2.31% after expenses, finishing slightly below the -2.18% return of the S&P MidCap 400. Note that the performance of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

GROWTH OF A $10,000 INVESTMENT

Mid-Cap Equity Index Fund
Period	Growth	Total Return
Ended 12/31/2015	of $10,000	Cumu- lative	Average Annual
1 Year	$9,769	-2.31%	-2.31%
5 Years	$16,515	65.15%	10.55%
10 Years	$21,686	116.86%	8.05%

S & P Mid-Cap 400 Index
Period	Growth	Total Return
Ended 12/31/2015	of $10,000	Cumu- lative	Average Annual
1 Year	$9,782	-2.18%	-2.18%
5 Years	$16,605	66.05%	10.68%
10 Years	$21,946	119.46%	8.18%

The line representing the performance return of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

SMALL CAP VALUE FUND

The investment objective of the Small Cap Value Fund is to outperform the Russell 2000® Value Index. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the year ended December 31, 2015, the Small Cap Value Fund returned -2.66% before expenses and -3.48% after expenses versus a -7.47% return for the Russell 2000® Value Index. Within the benchmark, the best performing sectors were Health Care and Insurance while the worst performing sectors were Energy and Basic Materials.

Stock selection was the primary driver of positive performance versus the benchmark. Sectors contributing to Fund performance included Consumer Cyclicals and Energy, while sectors detracting from Fund performance included Retail and Health Care.

GROWTH OF A $10,000 INVESTMENT

Small Cap Value Fund
Period Ended 12/31/2015	Growth of $10,000	Total Return
		Cumu- lative	Annualized
1 Year	$9,652	-3.48%	-3.48%
5 Years	$14,705	47.05%	8.02%
Since 5/1/07 (Inception)	$15,809	58.09%	5.42%

Russell 2000 Value Index
Period Ended 12/31/2015	Growth of $10,000	Total Return
		Cumu- lative	Annualized
1 Year	$9,253	-7.47%	-7.47%
5 Years	$14,471	44.71%	7.67%
Since 5/1/07 (Inception)	$13,591	35.91%	3.60%

The line representing the performance return of the Small Cap Value Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

SMALL CAP GROWTH FUND

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund returned -1.48% before expenses and -2.31% after expenses during the year ended December 31, 2015. The Fund’s benchmark, the Russell 2000® Growth Index, returned -1.38% for the period.

The small capitalization growth marketplace produced moderate returns compared to other asset classes and investment styles for the year 2015. Domestic large and mid capitalization equity classes outperformed the small company sector. The growth style of investing outperformed its value counterpart in the domestic size categories of small, mid and large.

Investors in the small company area were benefited by returns in the Health Care and Information Technology sectors. For the year, the Health Care sector produced a 8.32% return and Information Technology produced a 5.16% return for the Russell 2000® Growth Index.

Both Health Care and Information Technology, traditional growth sectors, added to the outperformance of the small cap growth asset class. In both of these sectors, our Fund produced outsized performance given strong stock selection.

The Consumer Discretionary sector showed a negative return of 8.68% and the Industrial sector produced negative performance of 12.29%. These two sectors detracted most from the overall return of the benchmark and the Fund. Energy and Materials had more negative returns but had less impact on the small cap growth asset class and the Fund.

We continue to believe that in a slowing global economic environment, investing in domestic small cap growth stocks can provide attractive relative returns over the long term albeit with higher levels of volatility.

GROWTH OF A $10,000 INVESTMENT

Small Cap Growth Fund
Period Ended 12/31/2015	Growth of $10,000	Total Return
		Cumu- lative	Annualized
1 Year	$9,769	-2.31%	-2.31%
5 Years	$14,955	49.55%	8.38%
Since 5/1/07 (Inception)	$16,731	67.31%	6.11%

Russell 2000 Growth Index
Period Ended 12/31/2015	Growth of $10,000	Total Return
		Cumu- lative	Annualized
1 Year	$9,862	-1.38%	-1.38%
5 Years	$16,602	66.02%	10.67%
Since 5/1/07 (Inception)	$18,031	80.31%	7.04%

The line representing the performance return of the Small Cap Growth Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

BOND FUND

The Bond Fund’s primary investment objective is to provide a high level of current income, consistent with capital preservation, while minimizing volatility. It does this by investing primarily in investment grade publicly traded debt securities. The securities held by the Bond Fund include corporate, U.S. agency and mortgage-backed bonds, all of which normally yield more than U.S. Treasury issues.

The Fund’s strategy is to overweight corporate bonds, underweight Treasury issues, and market weight mortgage-backed securities. The expectation is that the Federal Reserve will continue to slowly increase rates, so duration is maintained at approximately 90% of the Barclays Capital Aggregate Bond Index. The Bond Fund also stresses diversification in order to protect the Fund from unexpected credit events, so few holdings exceed one-half of one percent of the Fund’s value.

The bond market finished 2015 with a return of 0.55%, as measured by the Barclays Capital U.S. Aggregate Bond Index. It was a challenging year for the credit sector as most corporate spreads widened and Treasury rates moved higher across the yield curve. Market uncertainty was heightened due to The Federal Reserve’s indecision about raising interest rates, which they nominally did on December 16, 2015.

The Fund maintained a significant position in energy, metal, and mining securities during the year. While these investments initially enhanced returns, many eventually underperformed the Index on an annual basis. This detracted from Fund performance, but should enhance future returns.

Despite the fact that spreads widened, the portfolio’s corporate bond segment returned +0.44% versus the index return of -0.68%. This accounted for over 50% of the fund’s gross annual performance. However, the Fund’s substantial underweight in Treasuries, the best performing sector, detracted from returns.

For the year ended December 31, 2015, the Bond Fund returned 1.03% before expenses and 0.58% after expenses. This compares to the Barclays Capital U.S. Aggregate Bond Index, which returned 0.55% for the period. As in past years, the Fund’s emphasis on higher-yielding corporate issues was a major contributor to its performance.

GROWTH OF A $10,000 INVESTMENT

Bond Fund
Period Ended 12/31/2015	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,058	0.58%	0.58%
5 Years	$11,780	17.80%	3.33%
10 Years	$15,706	57.06%	4.62%

Barclays Capital Aggregate Bond Index
Period Ended 12/31/2015	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,055	0.55%	0.55%
5 Years	$11,732	17.32%	3.25%
10 Years	$15,549	55.49%	4.51%

The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

MONEY MARKET FUND

The Money Market Fund’s investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. For the year ended December 31, 2015, the Money Market Fund returned 0.15% before expenses and 0.04% after expenses, compared to a 0.03% return for the Citigroup 3-Month Treasury Bill Index. Note that the benchmark performance does not reflect any expenses.

As widely expected, the long awaited rate hike finally arrived on December 16, 2015. The Federal Reserve raised the Fed Funds rate by moving its target range up to 0.25%-0.50% from 0%-0.25%. The Fed’s decision to raise interest rates for the first time in the seven years was driven by its confidence in the strength of the domestic economy. While remaining data dependent, the Committee expressed its desire to raise the target by 25 basis points four times in 2016 to reach 1.375% at year’s end. As the uncertainty of a rising-rate environment remains, the Fund’s strategy will continue to focus on quality, liquidity, and maintaining a relatively shorter weighted average maturity.

The seven-day effective yield as of February 16, 2016, was 0.22%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees investments in shares of the Money Market Fund.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

ASSET ALLOCATIONS AS OF DECEMBER 31, 2015 (Unaudited)

All America Fund

Equity Index Fund

Mid-Cap Equity Index Fund

Small Cap Value Fund

Small Cap Growth Fund

Bond Fund

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

ASSET ALLOCATIONS AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

Money Market Fund

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Institutional Funds, Inc. Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, Mutual of America Capital Management LLC, the Funds’ Adviser, has contractually agreed to reimburse each Fund’s total operating expenses other than their respective investment management fees. This contractual obligation remains in effect through April 30, 2016 and will continue for succeeding 12 month periods ending April 30th unless i) the Investment Company gives not less than 30 days written notice to the Adviser, or ii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice.

In addition, the Adviser to the Money Market Fund has agreed to waive as much of its investment management fee and reimburse as much of the other fund operating expenses as necessary in order to cause the cumulative monthly total investment return of the Money Market Fund, net of fees and expenses, to be no less than zero. This resulted in an effective investment management fee of 0.11% for the Money Market Fund during the year ended December 31, 2015 and resulted in the Fund being reimbursed for all other operating expenses during that period.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2015 and held for the entire period ending December 31, 2015 under the expense reimbursement in effect during that period as described above.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees, which the Mutual of America Institutional Funds, Inc. Funds do not charge.

All America Fund
	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period* July 1 to December 31, 2015
Actual	$1,000.00	$981.33	$2.50
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	$2.55

*	Expenses are equal to the Fund’s annual expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

Equity Index Fund
	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period* July 1 to December 31, 2015
Actual	$1,000.00	$1,001.57	$0.63
Hypothetical (5% return before expenses)	$1,000.00	$1,024.39	$0.64

*	Expenses are equal to the Fund’s annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Mid-Cap Equity Index Fund
	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period* July 1 to December 31, 2015
Actual	$1,000.00	$937.86	$0.61
Hypothetical (5% return before expenses)	$1,000.00	$1,024.39	$0.64

*	Expenses are equal to the Fund’s annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Small Cap Value Fund
	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period* July 1 to December 31, 2015
Actual	$1,000.00	$945.54	$4.17
Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	$4.33

*	Expenses are equal to the Fund’s annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Small Cap Growth Fund
	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period* July 1 to December 31, 2015
Actual	$1,000.00	$897.92	$4.06
Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	$4.33

*	Expenses are equal to the Fund’s annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

Bond Fund
	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period* July 1 to December 31, 2015
Actual	$1,000.00	$996.60	$2.26
Hypothetical (5% return before expenses)	$1,000.00	$1,022.70	$2.29

*	Expenses are equal to the Fund’s annual expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Money Market Fund
	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period* July 1 to December 31, 2015
Actual	$1,000.00	$1,000.25	$1.01
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	$1.02

*	Expenses are equal to the Fund’s annual expense ratio (before any fee waiver) of 0.20%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

	Shares	Value

INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.2%)
Amazon.com, Inc.*	124	$83,810
Comcast Corp. Cl A	787	44,410
Disney (Walt) Co.	490	51,489
Home Depot, Inc.	411	54,355
McDonald’s Corp.	297	35,088
Starbucks Corp.	480	28,814
Time Warner Cable, Inc.	91	16,889
Other Securities	8,523	431,143

		745,998

CONSUMER STAPLES (5.6%)
Coca-Cola Co.	1,265	54,344
PepsiCo, Inc.	472	47,162
Philip Morris Int’l., Inc.	500	43,955
Proctor & Gamble Co.	879	69,801
Wal-Mart Stores, Inc.	507	31,079
Other Securities	4,893	335,737

		582,078

ENERGY (3.7%)
Chevron Corp.	612	55,056
Exxon Mobil Corp.	1,348	105,077
Other Securities	5,544	217,392

		377,525

FINANCIALS (12.2%)
American Int’l. Group, Inc.	400	24,788
Bank of America Corp.	3,370	56,717
Berkshire Hathaway, Inc. Cl B*	606	80,016
Citigroup, Inc.	963	49,835
Goldman Sachs Group, Inc.	129	23,250
iShares Core S&P 500 ETF	1,507	308,734
JPMorgan Chase & Co.	1,190	78,576
Simon Property Group, Inc.	100	19,444
Wells Fargo & Co.	1,503	81,703
Other Securities	10,474	539,380

		1,262,443

HEALTH CARE (8.5%)
Allergan PLC*	127	39,584
Amgen, Inc.	245	39,771
Celgene Corp.*	254	30,419
Gilead Sciences, Inc.	467	47,256
Johnson & Johnson	895	91,934
Medtronic PLC	455	34,999

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Merck & Co., Inc.	905	$47,802
Pfizer, Inc.	2,000	64,560
UnitedHealth Group, Inc.	308	36,233
Other Securities	5,420	444,410

		876,968

INDUSTRIALS (5.6%)
Boeing Co.	204	29,496
General Electric Co.	3,059	95,288
Roper Technologies, Inc.	32	6,073
Other Securities	6,016	451,434

		582,291

INFORMATION TECHNOLOGY (11.6%)
Alphabet, Inc. Cl A*	94	73,133
Alphabet, Inc. Cl C*	96	72,852
Apple, Inc.	1,811	190,625
Cisco Systems, Inc.	1,645	44,670
Facebook, Inc. Cl A*	735	76,925
Int’l. Business Machines Corp.	289	39,772
Intel Corp.	1,526	52,571
MasterCard, Inc. Cl A	320	31,155
Microsoft Corp.	2,582	143,249
Oracle Corp.	1,037	37,882
QUALCOMM, Inc.	486	24,293
Salesforce.com, inc.*	201	15,758
Visa, Inc. Cl A	630	48,857
Other Securities	8,597	346,784

		1,198,526

MATERIALS (1.6%)
Other Securities	3,133	160,296

TELECOMMUNICATION SERVICES (1.4%)
AT&T, Inc.	1,987	68,373
Verizon Communications, Inc.	1,315	60,779
Other Securities	644	11,305

		140,457

UTILITIES (1.7%)
Other Securities	3,750	172,348

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $4,645,367) 59.1%		6,098,930

TOTAL INDEXED ASSETS
(Cost: $4,645,367) 59.1%		6,098,930

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2015

	Shares	Value

ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.3%)
Amazon.com, Inc.*	76	$51,368
Diamond Resorts Int’l., Inc.*	1,577	40,230
Disney (Walt) Co.	354	37,198
Home Depot, Inc.	238	31,476
McDonald’s Corp.	201	23,746
Starbucks Corp.	350	21,011
Time Warner Cable, Inc.	133	24,683
Other Securities	11,446	318,354

		548,066

CONSUMER STAPLES (2.5%)
Coca-Cola Co.	336	14,435
PepsiCo, Inc.	221	22,082
Philip Morris Int’l., Inc.	145	12,747
Proctor & Gamble Co.	377	29,938
Wal-Mart Stores, Inc.	310	19,003
Other Securities	4,097	158,311

		256,516

ENERGY (1.8%)
Chevron Corp.	155	13,944
Exxon Mobil Corp.	633	49,342
Other Securities	4,601	123,264

		186,550

FINANCIALS (7.9%)
American Int’l. Group, Inc.	353	21,875
Bank of America Corp.	1,306	21,980
Berkshire Hathaway, Inc. Cl B*	148	19,542
Citigroup, Inc.	344	17,802
Goldman Sachs Group, Inc.	120	21,628
JPMorgan Chase & Co.	777	51,305
Simon Property Group, Inc.	127	24,694
Wells Fargo & Co.	757	41,151
Other Securities	23,316	590,957

		810,934

HEALTH CARE (6.3%)
Allergan PLC*	71	22,291
Celgene Corp.*	331	39,641
Gilead Sciences, Inc.	292	29,547
Medtronic PLC	273	20,999
Merck & Co., Inc.	546	28,840
Pfizer, Inc.	1,270	40,996
UnitedHealth Group, Inc.	153	17,999
Other Securities	13,885	450,566

		650,879

	Shares	Value

ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (4.6%)
Boeing Co.	186	$26,894
General Electric Co.	1,975	61,521
Roper Technologies, Inc.	264	50,105
Other Securities	8,971	337,838

		476,358

INFORMATION TECHNOLOGY (7.4%)
Alphabet, Inc. Cl A*	35	27,230
Alphabet, Inc. Cl C*	35	26,561
Apple, Inc.	722	75,998
Cisco Systems, Inc.	703	19,090
Facebook, Inc. Cl A*	296	30,979
Intel Corp.	361	12,436
MasterCard, Inc. Cl A	196	19,083
Microsoft Corp.	809	44,883
Oracle Corp.	503	18,375
QUALCOMM, Inc.	287	14,346
Salesforce.com, inc.*	448	35,123
Visa, Inc. Cl A	283	21,947
Other Securities	13,935	418,548

		764,599

MATERIALS (1.4%)
Other Securities	4,421	143,435

TELECOMMUNICATION SERVICES (0.7%)
AT&T, Inc.	676	23,261
Verizon Communications, Inc.	290	13,404
Other Securities	3,293	36,377

		73,042

UTILITIES (1.2%)
Other Securities	2,621	126,741

TOTAL ACTIVE ASSETS-COMMON STOCKS
(Cost: $3,235,012) 39.1%		4,037,120

TOTAL ACTIVE ASSETS
(Cost: $3,235,012) 39.1%		4,037,120

TOTAL INVESTMENTS
(Cost: $7,880,379) 98.2%		10,136,050

OTHER NET ASSETS 1.8%		186,191

NET ASSETS 100.0%		$10,322,241

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — EQUITY INDEX FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

	Shares	Value

INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.9%)
Amazon.com, Inc.*	676	$456,902
Comcast Corp. Cl A	4,273	241,125
Disney (Walt) Co.	2,663	279,828
Home Depot, Inc.	2,230	294,918
McDonald’s Corp.	1,613	190,560
NIKE, Inc. Cl B	2,374	148,375
Starbucks Corp.	2,613	156,858
Other Securities	44,419	2,287,222

		4,055,788

CONSUMER STAPLES (9.3%)
Altria Group, Inc.	3,445	200,533
Coca-Cola Co.	6,877	295,436
CVS Health Corp.	1,944	190,065
PepsiCo, Inc.	2,565	256,295
Philip Morris Int’l., Inc.	2,723	239,379
Proctor & Gamble Co.	4,780	379,580
Wal-Mart Stores, Inc.	2,757	169,004
Other Securities	21,209	1,435,044

		3,165,336

ENERGY (6.0%)
Chevron Corp.	3,331	299,657
Exxon Mobil Corp.	7,332	571,529
Schlumberger Ltd.	2,223	155,054
Other Securities	27,917	1,026,074

		2,052,314

FINANCIALS (17.6%)
Bank of America Corp.	18,318	308,285
Berkshire Hathaway, Inc. Cl B*	3,298	435,468
Citigroup, Inc.	5,232	270,756
iShares Core S&P 500 ETF	3,939	806,983
JPMorgan Chase & Co.	6,468	427,082
Wells Fargo & Co.	8,169	444,067
Other Securities	60,351	3,300,422

		5,993,063

HEALTH CARE (14.0%)
AbbVie, Inc.	2,876	170,374
Allergan PLC*	692	216,250
Amgen, Inc.	1,327	215,412
Bristol-Myers Squibb Co.	2,932	201,692
Celgene Corp.*	1,385	165,868
Gilead Sciences, Inc.	2,534	256,415

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Johnson & Johnson	4,866	$499,836
Lilly (Eli) & Co.	1,719	144,843
Medtronic PLC	2,471	190,098
Merck & Co., Inc.	4,918	259,769
Pfizer, Inc.	10,876	351,077
UnitedHealth Group, Inc.	1,679	197,518
Other Securities	21,964	1,902,282

		4,771,434

INDUSTRIALS (9.3%)
3M Co.	1,084	163,294
Boeing Co.	1,109	160,350
General Electric Co.	16,625	517,869
Other Securities	32,143	2,325,139

		3,166,652

INFORMATION TECHNOLOGY (19.2%)
Alphabet, Inc. Cl A*	514	399,897
Alphabet, Inc. Cl C*	523	396,613
Apple, Inc.	9,840	1,035,757
Cisco Systems, Inc.	8,946	242,929
Facebook, Inc. Cl A*	3,997	418,326
Int’l. Business Machines Corp.	1,572	216,339
Intel Corp.	8,293	285,694
MasterCard, Inc. Cl A	1,741	169,504
Microsoft Corp.	14,040	778,939
Oracle Corp.	5,633	205,773
Visa, Inc. Cl A	3,424	265,531
Other Securities	50,486	2,103,022

		6,518,324

MATERIALS (2.6%)
Other Securities	17,035	871,405

TELECOMMUNICATION SERVICES (2.3%)
AT&T, Inc.	10,805	371,800
Verizon Communications, Inc.	7,152	330,565
Other Securities	3,500	61,311

		763,676

UTILITIES (2.8%)
Other Securities	20,395	937,681

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $26,358,316) 95.0%		32,295,673

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — EQUITY INDEX FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2015

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.2%)
U.S. Treasury Bill (1)	A-1+	0.16 - 0.17	03/24/16	$1,100,000	$1,099,587

U.S. GOVERNMENT AGENCIES (1.5%)
FHLMC	A-1+	0.18	02/12/16	500,000	499,895

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,599,482) 4.7%					1,599,482

TOTAL INVESTMENTS (Cost: $27,957,798) 99.7%					33,895,155

OTHER NET ASSETS 0.3%					99,433

NET ASSETS 100.0%					$33,994,588

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MID-CAP EQUITY INDEX FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

	Shares	Value

INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.2%)
Foot Locker, Inc.	1,711	$111,369
Jarden Corp.*	2,566	146,568
LKQ Corp.*	3,800	112,594
Other Securities	65,558	1,988,725

		2,359,256

CONSUMER STAPLES (3.4%)
Ingredion, Inc.	878	84,148
WhiteWave Foods Co. Cl A*	2,178	84,746
Other Securities	18,323	485,114

		654,008

ENERGY (2.8%)
HollyFrontier Corp.	2,285	91,149
Other Securities	32,274	455,119

		546,268

FINANCIALS (30.8%)
Alexandria Real Estate Equities, Inc.	899	81,234
Alleghany Corp.*	192	91,763
Camden Property Trust	1,067	81,903
Duke Realty Corp.	4,309	90,575
Everest Re Group Ltd.	530	97,038
Extra Space Storage, Inc.	1,526	134,608
FactSet Research Systems, Inc.	519	84,374
Federal Realty Investment Trust	856	125,062
Gallagher (Arthur J.) & Co.	2,203	90,191
iShares Core S&P Mid-Cap ETF	7,296	1,016,911
Jones Lang LaSalle, Inc.	563	90,001
Mid-America Apt. Communities, Inc.	924	83,908
MSCI, Inc. Cl A	1,145	82,589
New York Community Bancorp, Inc.	6,001	97,936
Raymond James Financial, Inc.	1,564	90,665
Regency Centers Corp.	1,157	78,815
SEI Investments Co.	1,706	89,394
Signature Bank*	623	95,550
UDR, Inc.	3,235	121,539
Other Securities	112,062	3,236,671

		5,960,727

HEALTH CARE (9.4%)
Centene Corp.*	1,484	97,662
Cooper Companies, Inc.	600	80,520
Hologic, Inc.*	3,039	117,579
IDEXX Laboratories, Inc.*	1,138	82,983
MEDNAX, Inc.*	1,168	83,699
Mettler-Toledo Int’l., Inc.*	339	114,965
ResMed, Inc.	1,740	93,421

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
STERIS PLC	1,069	$80,538
United Therapeutics Corp.*	565	88,485
Other Securities	17,796	967,461

		1,807,313

INDUSTRIALS (14.3%)
Acuity Brands, Inc.	543	126,953
Alaska Air Group, Inc.	1,579	127,125
Fortune Brands Home & Security, Inc.	1,977	109,724
JetBlue Airways Corp*	3,921	88,811
Towers Watson & Co. Cl A	855	109,833
Wabtec Corp.	1,201	85,415
Waste Connections, Inc.	1,510	85,043
Other Securities	45,245	2,036,136

		2,769,040

INFORMATION TECHNOLOGY (15.8%)
ANSYS, Inc.*	1,104	102,120
Broadridge Financial Solutions, Inc.	1,491	80,111
CDK Global, Inc.	1,964	93,231
Gartner, Inc.*	1,031	93,512
Global Payments, Inc.	1,606	103,603
Synopsys, Inc.*	1,931	88,073
Other Securities	89,732	2,493,135

		3,053,785

MATERIALS (6.1%)
Ashland, Inc.	788	80,928
Other Securities	31,160	1,095,862

		1,176,790

TELECOMMUNICATION SERVICES (0.2%)
Other Securities	1,200	31,068

UTILITIES (4.8%)
Alliant Energy Corp.	1,402	87,555
Atmos Energy Corp.	1,243	78,359
Other Securities	23,566	759,007

		924,921

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $17,021,043) 99.8%		19,283,176

TOTAL INVESTMENTS
(Cost: $17,021,043) 99.8%		19,283,176

OTHER NET ASSETS 0.2%		32,278

NET ASSETS 100.0%		$19,315,454

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — SMALL CAP VALUE FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

	Shares	Value

COMMON STOCKS:
CONSUMER DISCRETIONARY (10.8%)
Bassett Furniture Industries, Inc.	5,638	$141,401
CST Brands, Inc.	1,831	71,665
Diamond Resorts Int’l., Inc.*	9,479	241,804
Houghton Mifflin Harcourt Co.*	7,228	157,426
Select Comfort Corp.*	3,506	75,063
Other Securities	21,621	275,812

		963,171

CONSUMER STAPLES (2.8%)
Crimson Wine Group Ltd.*	10,671	93,905
Farmer Brothers Co.*	2,421	78,126
Vector Group Ltd.	3,252	76,715

		248,746

ENERGY (3.7%)
PBF Energy, Inc.	4,084	150,332
Other Securities	17,414	178,034

		328,366

FINANCIALS (40.5%)
Aspen Insurance Hldgs. Ltd.	1,786	86,264
BancFirst Corp.	1,297	76,030
Banner Corp.	2,114	96,948
Brookline Bancorp, Inc.	8,007	92,081
Chesapeake Lodging Trust	3,104	78,097
Customers Bancorp, Inc.*	3,325	90,507
Easterly Government Pptys.	4,660	80,059
Ellington Financial LLC	6,953	116,671
Enterprise Financial Svcs. Corp.	2,449	69,429
Equity Lifestyle Properties, Inc.	1,365	91,005
FelCor Lodging Trust, Inc.	12,656	92,389
First Interstate BancSytem, Inc.	2,565	74,565
Forest City Enterprises, Inc. Cl A*	5,710	125,220
Glacier Bancorp, Inc.	2,626	69,668
Highwoods Properties, Inc.	2,467	107,561
Investors Bancorp, Inc.	7,741	96,298
Northfield Bancorp, Inc.	5,863	93,339
Pennsylvania REIT	3,533	77,267
PrivateBancorp, Inc.	2,578	105,750
Stock Yards Bancorp, Inc.	3,018	114,050
SVB Financial Group*	1,337	158,969
Symetra Financial Corp.	5,853	185,950
Other Securities	68,097	1,450,626

		3,628,743

	Shares	Value

COMMON STOCKS (CONTINUED):
HEALTH CARE (5.3%)
Amsurg Corp.*	1,002	$76,152
Supernus Pharmaceuticals, Inc.*	5,817	78,180
Other Securities	34,488	324,745

		479,077

INDUSTRIALS (12.1%)
Alaska Air Group, Inc.	1,621	130,507
AZZ, Inc.	2,477	137,647
Deluxe Corp.	1,472	80,283
Encore Wire Corp.	2,280	84,565
Miller Industries, Inc.	5,582	121,576
Mueller Industries, Inc.	7,441	201,649
Old Dominion Freight Line, Inc.*	1,430	84,470
Orbital ATK, Inc.	1,623	144,999
Other Securities	9,730	101,570

		1,087,266

INFORMATION TECHNOLOGY (9.9%)
Proofpoint, Inc.*	1,562	101,546
Richardson Electronics Ltd.	12,249	69,452
SYNNEX Corp.	1,125	101,171
Xura, Inc.*	2,958	72,708
Other Securities	34,785	543,029

		887,906

MATERIALS (4.5%)
Kaiser Aluminum Corp.	2,360	197,438
Silgan Hldgs., Inc.	1,351	72,576
Other Securities	8,021	136,886

		406,900

TELECOMMUNICATION SERVICES (1.1%)
Other Securities	9,298	93,791

UTILITIES (5.7%)
Avista Corp.	2,473	87,470
Idacorp, Inc.	1,543	104,924
PNM Resources, Inc.	2,828	86,452
Other Securities	5,184	235,973

		514,819

TOTAL COMMON STOCKS
(Cost: $7,614,534) 96.4%		8,638,785

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — SMALL CAP VALUE FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2015

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.2%)
U.S. Treasury Bill	A-1+	0.17	03/24/16	$200,000	$199,919

U.S. GOVERNMENT AGENCIES (1.1%)
FHLMC	A-1+	0.18	02/12/16	100,000	99,979

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $299,898) 3.3%					299,898

TOTAL INVESTMENTS (Cost: $7,914,432) 99.7%					8,938,683

OTHER NET ASSETS 0.3%					27,702

NET ASSETS 100.0%					$8,966,385

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — SMALL CAP GROWTH FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

	Shares	Value

COMMON STOCKS:
CONSUMER DISCRETIONARY (15.0%)
CST Brands, Inc.	4,105	$160,669
Diamond Resorts Int’l., Inc.*	3,281	83,709
Haverty Furniture Cos., Inc.	3,320	71,181
Houghton Mifflin Harcourt Co.*	2,293	49,946
HSN, Inc.	1,122	56,857
Panera Bread Co. Cl A*	280	54,538
Select Comfort Corp.*	3,457	74,004
Steve Madden Ltd.*	1,571	47,464
Other Securities	15,056	379,270

		977,638

CONSUMER STAPLES (3.6%)
WD-40 Co.	823	81,189
Other Securities	4,009	154,833

		236,022

ENERGY (1.2%)
Other Securities	3,268	76,913

FINANCIALS (8.1%)
CubeSmart	1,642	50,278
Investors Bancorp, Inc.	5,585	69,476
Pinnacle Financial Partners, Inc.	925	47,508
QTS Realty Trust, Inc.	1,387	62,568
Safety Insurance Group, Inc.	1,016	57,282
Other Securities	9,532	241,779

		528,891

HEALTH CARE (25.9%)
Abiomed, Inc.*	673	60,731
Acadia Healthcare Co., Inc.*	836	52,217
Emergent Biosolutions, Inc.*	2,224	88,982
Ensign Group, Inc.	2,254	50,999
Neurocrine Biosciences, Inc.*	1,060	59,964
Omnicell, Inc.*	2,267	70,446
PAREXEL International Corp.*	723	49,271
STERIS PLC	654	49,272
Ultragenyx Pharmaceutical, Inc.*	484	54,295
WellCare Health Plans, Inc.*	909	71,093
Other Securities	34,745	1,080,417

		1,687,687

INDUSTRIALS (12.9%)
Allegiant Travel Co.	376	63,154

	Shares	Value

COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Astronics Corp.*	3,806	$154,947
AZZ, Inc.	1,435	79,754
Healthcare Svcs. Group, Inc.	1,848	64,447
Mueller Water Products, Inc. Cl A	6,143	52,831
Sun Hydraulics Corp.	1,664	52,783
Teledyne Technologies, Inc.*	582	51,597
The Advisory Board Co.*	1,425	70,694
Trex Co., Inc.*	1,688	64,215
Other Securities	5,402	187,198

		841,620

INFORMATION TECHNOLOGY (23.1%)
CalAmp Corp.*	2,519	50,206
Cavium, Inc.*	1,039	68,260
comScore, Inc.*	1,250	51,417
FARO Technologies, Inc.*	1,949	57,534
j2 Global, Inc.	587	48,322
LogMeIn, Inc.*	937	62,859
MAXIMUS, Inc.	838	47,143
MaxLinear, Inc. Cl A*	3,930	57,895
Monolithic Power Systems, Inc.	1,231	78,427
Proofpoint, Inc.*	1,006	65,426
Qlik Technologies, Inc.*	2,448	77,497
Tyler Technologies, Inc.*	382	66,590
Other Securities	23,015	779,046

		1,510,622

MATERIALS (4.0%)
A. Schulman, Inc.	2,119	64,911
PolyOne Corp.	1,962	62,310
Other Securities	7,859	135,197

		262,418

TELECOMMUNICATION SERVICES (2.5%)
inContact, Inc.*	7,251	69,175
Shenandoah Telecommunications Co.	1,206	51,914
Other Securities	5,823	42,159

		163,248

UTILITIES (1.2%)
Northwest Natural Gas Co.	1,606	81,280

TOTAL COMMON STOCKS
(Cost: $5,810,366) 97.5%		6,366,339

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.5%)
U.S. Treasury Bill	A-1+	0.17	03/24/16	$100,000	$99,960

TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $99,960) 1.5%					99,960

TOTAL INVESTMENTS
(Cost: $5,910,326) 99.0%					6,466,299

OTHER NET ASSETS 1.0%					62,586

NET ASSETS 100.0%					$6,528,885

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (10.1%)
U.S. Treasury Bond	AA+	2.88	05/15/43	$200,000	$195,000
U.S. Treasury Note	AA+	2.13	05/15/25	150,000	148,043
U.S. Treasury Strip	AA+	0.00	08/15/28 - 08/15/29	1,880,000	1,315,697

					1,658,740

U.S. GOVERNMENT AGENCIES (29.2%)
MORTGAGE-BACKED OBLIGATIONS (28.1%)
FHARM	AA+	2.36 - 5.84	02/01/36 - 09/01/39	32,128	33,826
FHLMC	AA+	2.50 - 6.00	03/01/21 - 07/01/45	1,192,543	1,245,872
FHLMC Strip	AA+	3.00	01/15/43	85,014	84,377
FNMA	AA+	2.42 - 8.00	09/01/16 - 12/25/49	2,462,222	2,605,287
FNMA Strip	AA+	3.00	08/25/42	76,981	76,545
GNMA (2)	AA+	3.50 - 7.00	10/15/24 - 10/20/43	514,127	557,534
Other Securities				32,612	35,682

					4,639,123

NON-MORTGAGE-BACKED OBLIGATIONS (1.1%)
FHLMC	AA+	0.00	11/29/19	200,000	184,180

CORPORATE DEBT (60.0%)
CONSUMER DISCRETIONARY (9.6%)
Advance Auto Parts, Inc.	BBB-	4.50 - 5.75	05/01/20 - 01/15/22	155,000	163,676
Family Dollar Stores, Inc.	BB+	5.00	02/01/21	85,000	87,025
Marriott International, Inc.	BBB	3.00	03/01/19	85,000	86,157
NVR, Inc.	BBB+	3.95	09/15/22	85,000	85,738
Omnicom Group, Inc.	BBB+	3.63 - 4.45	08/15/20 - 05/01/22	85,000	90,078
Tupperware Brands Corp.	BBB-	4.75	06/01/21	100,000	102,002
Wyndham Worldwide Corp.	BBB-	3.90	03/01/23	85,000	82,703
Other Securities				875,000	874,396

					1,571,775

CONSUMER STAPLES (3.9%)
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	95,000	95,522
Sysco Corp.	A-	2.60 - 3.75	06/12/22 - 10/01/25	105,000	104,108
Whole Foods Market, Inc.†	BBB-	5.20	12/03/25	100,000	99,852
Other Securities				345,000	334,364

					633,846

ENERGY (4.1%)
FMC Technologies, Inc.	BBB	2.00	10/01/17	85,000	83,675
Other Securities				630,000	590,786

					674,461

FINANCIALS (14.0%)
Aflac, Inc.	A-	4.00	02/15/22	80,000	84,536
American Tower Corp.	BBB-	4.50	01/15/18	85,000	88,646
Capital One Financial Corp.	BBB	4.75	07/15/21	85,000	92,068
First Republic Bank	A-	2.38	06/17/19	85,000	84,820
Hospitality Properties Trust	BBB-	5.00	08/15/22	85,000	87,312
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	85,000	87,154
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	85,000	86,343
Reckson Operating Partnership	BBB-	6.00	03/31/16	85,000	85,793
Welltower, Inc.	BBB	3.63 - 6.13	03/15/16 - 03/15/23	80,000	85,910
Other Securities				1,475,000	1,530,259

					2,312,841

HEALTH CARE (6.7%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	85,000	91,319
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	85,000	90,737
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	85,000	85,986

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2015

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
HEALTH CARE (CONTINUED)
Laboratory Corp. of America	BBB	3.75	08/23/22	$85,000	$85,550
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	80,000	83,928
Owens & Minor, Inc.	BBB	3.88	09/15/21	85,000	84,633
PerkinElmer, Inc.	BBB	5.00	11/15/21	85,000	89,757
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	85,000	90,099
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	85,000	90,063
Other Securities				290,000	305,237

					1,097,309

INDUSTRIALS (5.6%)
Crane Co.	BBB	2.75	12/15/18	90,000	89,720
Dun & Bradstreet Corp.	BBB-	3.25	12/01/17	85,000	85,661
Equifax, Inc.	BBB+	3.30	12/15/22	85,000	84,717
Southwest Airlines Co.	BBB	2.75	11/06/19	85,000	85,659
Other Securities				585,000	578,592

					924,349

INFORMATION TECHNOLOGY (6.8%)
Adobe Systems, Inc.	A-	4.75	02/01/20	85,000	92,058
Applied Materials, Inc.	A-	3.90	10/01/25	100,000	100,538
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	85,000	85,874
Avnet, Inc.	BBB-	5.88	06/15/20	80,000	86,809
Fiserv, Inc.	BBB	4.75	06/15/21	85,000	90,773
Lexmark International, Inc.	BBB-	5.13 - 6.65	06/01/18 - 03/15/20	85,000	91,174
Symantec Corp.	BBB	4.20	09/15/20	85,000	87,775
Tech Data Corp.	BBB-	3.75	09/21/17	85,000	86,015
Western Union Co.	BBB	5.93	10/01/16	85,000	87,699
Other Securities				315,000	311,479

					1,120,194

MATERIALS (6.1%)
Albemarle Corp.	BBB-	4.50	12/15/20	85,000	87,832
Alcoa, Inc.	BBB-	6.75	07/15/18	85,000	91,265
Domtar Corp.	BBB-	4.40	04/01/22	85,000	86,430
Other Securities				840,000	740,628

					1,006,155

TELECOMMUNICATION SERVICES (0.7%)
Other Securities				115,000	116,177

UTILITIES (2.2%)
Entergy Corp.	BBB-	5.13	09/15/20	85,000	91,338
Other Securities				270,000	263,418

					354,756

TOTAL LONG-TERM DEBT SECURITIES
(Cost: $16,279,673) 99.0%					16,293,906

TOTAL INVESTMENTS
(Cost: $16,279,673) 99.0%					16,293,906

OTHER NET ASSETS 1.0%					170,932
NET ASSETS 100.0%
					$16,464,838

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (12.5%)
U.S. Treasury Bill	A-1+	0.17	03/24/16	$2,500,000	$2,499,123
U.S. Treasury Bill	A-1+	0.32	04/28/16	1,000,000	999,194

					3,498,317

U.S. GOVERNMENT AGENCIES (50.7%)
FHLB	A-1+	0.12	01/08/16	1,500,000	1,499,964
FHLB	A-1+	0.13	01/14/16	750,000	749,965
FHLB	A-1+	0.15	01/13/16	800,000	799,960
FHLB	A-1+	0.17	01/20/16	1,500,000	1,499,865
FHLB	A-1+	0.20	02/05/16	900,000	899,825
FHLB	A-1+	0.22	02/03/16	200,000	199,960
FHLB	A-1+	0.24	01/27/16	1,000,000	999,827
FHLB	A-1+	0.24	02/03/16	212,000	211,953
FHLB	A-1+	0.24	02/12/16	1,000,000	999,720
FHLB	A-1+	0.30	02/08/16	500,000	499,842
FHLB	A-1+	0.32	03/07/16	2,800,000	2,798,393
FHLB	A-1+	0.34	02/03/16	100,000	99,969
FHLMC	A-1+	0.23	02/03/16	400,000	399,916
FHLMC	A-1+	0.30	01/12/16	100,000	99,991
FHLMC	A-1+	0.30	02/10/16	1,400,000	1,399,533
FNMA	A-1+	0.20	02/10/16	1,000,000	999,778

					14,158,461

COMMERCIAL PAPER (36.7%)
Apple, Inc.†	A-1+	0.15	01/11/16	1,000,000	999,958
Disney (Walt) Co.†	A-1	0.32	01/20/16	400,000	399,932
Emerson Electric Co.†	A-1	0.25	02/02/16	800,000	799,822
Grainger (W.W.) Inc.	A-1+	0.50	01/05/16	250,000	249,986
Honeywell International†	A-1	0.45	02/19/16	1,100,000	1,099,326
Intel Corp.†	A-1+	0.40	02/25/16	1,000,000	999,389
J.P. Morgan Securities LLC	A-1	0.25	01/15/16	500,000	499,951
National Oilwell Varco, Inc.†	A-1	0.40	02/08/16	600,000	599,747
National Oilwell Varco, Inc.†	A-1	0.50	02/12/16	500,000	499,708
New Jersey Natural Gas	A-1	0.43	01/14/16	1,000,000	999,845
Private Export Funding Corp.†	A-1	0.38	01/26/16	1,100,000	1,099,710
Simon Ppty. Group LP†	A-1	0.22	01/04/16	1,100,000	1,099,980
Wisconsin Gas Co.	A-1	0.50	01/05/16	900,000	899,950

					10,247,304

TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $27,903,667) 99.9%					27,904,082

TOTAL INVESTMENTS
(Cost: $27,903,667) 99.9%					27,904,082

OTHER NET ASSETS 0.1%					18,526

NET ASSETS 100.0%					$27,922,608

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO SUMMARY PORTFOLIOS OF INVESTMENTS IN SECURITIES

December 31, 2015

Abbreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association

“Other Securities” represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assets.

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

†	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
BOND FUND	$388,479	2.4%
MONEY MARKET FUND	$7,597,572	27.2%

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of December 31, 2015, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain(Loss)	Face Value of Futures as a Percentage of Total Investments
EQUITY INDEX FUND	17	E-mini S&P 500 Stock Index	P	March 2016	$1,730,090	($7,453)	5.1%

(a)	Includes the cumulative appreciation (depreciation) of futures contracts, which is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	U.S. Government guaranteed security.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
ASSETS:
Investments at fair value (Notes 1 and 3)
(Cost: All America Fund — $7,880,379 Equity Index Fund — $27,957,798 Mid-Cap Equity Index Fund — $17,021,043 Small Cap Value Fund — $7,914,432 Small Cap Growth Fund — $5,910,326 Bond Fund — $16,279,673 Money Market Fund — $27,903,667)	$10,136,050	$33,895,155	$19,283,176	$8,938,683
Cash	176,021	83,146	35,886	20,659
Interest and dividends receivable	12,486	43,037	18,000	7,253
Receivable for securities sold	—	—	18,459	—

TOTAL ASSETS	10,324,557	34,021,338	19,355,521	8,966,595

LIABILITIES:
Payable for securities purchased	2,175	14,392	40,007	—
Payable for daily variation on future contracts	—	12,245	—	—
Accrued expenses	141	113	60	210

TOTAL LIABILITIES	2,316	26,750	40,067	210

NET ASSETS	$10,322,241	$33,994,588	$19,315,454	$8,966,385

SHARES OUTSTANDING (Note 4)	1,015,745	3,634,853	1,944,512	784,101

NET ASSET VALUE PER SHARE	$10.16	$9.35	$9.93	$11.44

COMPONENTS OF NET ASSETS:
Paid-in capital	$8,043,661	$28,114,098	$17,177,169	$8,029,059
Accumulated undistributed net investment income (loss)	934	1	7,933	203
Accumulated undistributed net realized gain (loss) on investments and futures contracts	21,975	(49,415)	(131,781)	(87,128)
Net unrealized appreciation (depreciation) of investments and futures contracts	2,255,671	5,929,904	2,262,133	1,024,251

NET ASSETS	$10,322,241	$33,994,588	$19,315,454	$8,966,385

The accompanying notes are an integral part of these financial statements.

Small Cap Growth Fund	Bond Fund	Money Market Fund

$6,466,299	$16,293,906	$27,904,082
58,742	42,071	18,648
3,987	125,267	—
—	3,815	—

6,529,028	16,465,059	27,922,730

—	21	—
—	—	—
143	200	122

143	221	122

$6,528,885	$16,464,838	$27,922,608

604,813	1,701,629	2,653,599

$10.79	$9.68	$10.52

$6,075,409	$16,437,212	$27,922,540
(192)	5,112	388
(102,305)	8,281	(735)
555,973	14,233	415

$6,528,885	$16,464,838	$27,922,608

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2015

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
INVESTMENT INCOME:
Dividends	$197,149	$694,068	$343,497	$175,788
Interest	169	1,008	537	406

Total investment income	197,318	695,076	344,034	176,194

EXPENSES (Note 2):
Advisory expenses	51,810	41,586	26,478	77,465
Other operating expenses:
Accounting and recordkeeping expenses	83,475	138,540	86,253	36,640
Shareholder reports	9,295	9,004	8,621	8,813
Custodian expenses	48,265	25,937	27,236	9,175
Transfer agent fees	13,706	45,244	25,683	11,977
Independent directors’ fees and expenses	721	2,381	1,352	630
Audit	10,500	34,660	19,675	9,175
Legal and Compliance	28,681	94,676	53,741	25,061
Administrative	31,211	103,026	58,482	27,271
Licenses	2,616	14,390	8,169	—
Other	9,665	31,905	18,110	8,445

Total operating expenses	238,135	499,763	307,322	137,187

Total expenses before reimbursement	289,945	541,349	333,800	214,652
Fee waiver and expense reimbursement (Note 2)	(238,135)	(499,763)	(307,322)	(137,187)

Net expenses	51,810	41,586	26,478	77,465

Net Investment Income (Loss) (Note1)	145,508	653,490	317,556	98,729

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on:
Investment securities	221,427	510,008	1,802,639	(20,528)
Futures contracts	(12,421)	(10,808)	20,259	—

	209,006	499,200	1,822,898	(20,528)

Change in net unrealized appreciation (depreciation) of:
Investment securities	(307,838)	(722,186)	(2,414,575)	(404,259)
Futures contracts	(2,401)	(3,493)	(9,360)	—

	(310,239)	(725,679)	(2,423,935)	(404,259)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	(101,233)	(226,479)	(601,037)	(424,787)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$44,275	$427,011	$(283,481)	$(326,058)

The accompanying notes are an integral part of these financial statements.

Small Cap Growth Fund	Bond Fund	Money Market Fund

$46,691	$—	$—
207	597,294	44,429

46,898	597,294	44,429

56,931	76,763	59,476

29,910	81,632	88,385
7,788	8,792	7,591
14,145	16,497	9,932
8,650	21,957	37,260
455	1,156	1,961
6,626	16,820	28,544
18,100	45,944	77,967
19,696	49,997	84,844
—	—	—
6,099	15,484	26,274

111,469	258,279	362,758

168,400	335,042	422,234
(111,469)	(258,279)	(390,770)

56,931	76,763	31,464

(10,033)	520,531	12,965

389,123	24,964	(639)
—	—	—

389,123	24,964	(639)

(566,969)	(444,383)	(456)
—	—	—

(566,969)	(444,383)	(456)

(177,846)	(419,419)	(1,095)

$(187,879)	$101,112	$11,870

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	All America Fund		Equity Index Fund		Mid-Cap Equity Index Fund
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$145,508	$325,352	$653,490	$1,628,922	$317,556	$655,979
Net realized gain (loss) on investments and futures contracts	209,006	6,971,552	499,200	33,088,305	1,822,898	14,272,552
Change in net unrealized appreciation (depreciation) of investments and futures contracts	(310,239)	(4,630,949)	(725,679)	(23,237,404)	(2,423,935)	(10,534,066)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	44,275	2,665,955	427,011	11,479,823	(283,481)	4,394,465

LESS: DISTRIBUTIONS (Note 1 and Note 6):
From net investment income	(144,876)	(319,014)	(647,310)	(1,652,252)	(288,352)	(659,641)
From net realized gains	(144,658)	(6,613,844)	(940,798)	(31,948,763)	(2,346,357)	(13,629,779)

Total distributions	(289,534)	(6,932,858)	(1,588,108)	(33,601,015)	(2,634,709)	(14,289,420)

CAPITAL TRANSACTIONS:
Proceeds from the sale of shares	79,673	821,044	2,141,093	3,523,946	613,725	1,367,328
Dividend reinvestments	288,420	6,920,971	1,554,070	32,420,344	2,624,447	13,968,628
Cost of shares redeemed	(314,860)	(17,432,772)	(2,489,423)	(68,375,376)	(3,557,284)	(33,166,231)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	53,233	(9,690,757)	1,205,740	(32,431,086)	(319,112)	(17,830,275)

NET INCREASE (DECREASE) IN NET ASSETS	(192,026)	(13,957,660)	44,643	(54,552,278)	(3,237,302)	(27,725,230)
NET ASSETS, BEGINNING OF YEAR	10,514,267	24,471,927	33,949,945	88,502,223	22,552,756	50,277,986

NET ASSETS, END OF YEAR	$10,322,241	$10,514,267	$33,994,588	$33,949,945	$19,315,454	$22,552,756

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$934	$(107)	$1	$1	$7,933	$—

OTHER INFORMATION:
Capital shares outstanding at beginning of year	1,010,110	1,963,079	3,499,913	6,833,303	1,927,195	3,470,848

Shares issued	7,846	68,106	222,892	282,814	52,888	98,060
Shares issued as reinvestment of dividends	28,631	660,956	169,780	3,306,620	254,116	1,176,288
Shares redeemed	(30,842)	(1,682,031)	(257,732)	(6,922,824)	(289,687)	(2,818,001)

Net increase (decrease)	5,635	(952,969)	134,940	(3,333,390)	17,317	(1,543,653)

Capital shares outstanding at end of year	1,015,745	1,010,110	3,634,853	3,499,913	1,944,512	1,927,195

The accompanying notes are an integral part of these financial statements.

Small Cap Value Fund		Small Cap Growth Fund		Bond Fund		Money Market Fund
2015	2014	2015	2014	2015	2014	2015	2014

$98,729	$139,870	$(10,033)	$(12,659)	$520,531	$2,905,681	$12,965	$6,523

(20,528)	2,049,818	389,123	2,491,158	24,964	2,680,263	(639)	70

(404,259)	(1,533,229)	(566,969)	(1,928,934)	(444,383)	(195,301)	(456)	839

(326,058)	656,459	(187,879)	549,565	101,112	5,390,643	11,870	7,432

(88,913)	(120,575)	—	—	(516,749)	(2,904,351)	(12,646)	(6,454)
—	(2,173,769)	(590,861)	(2,404,202)	(30,420)	(574,865)	(133)	—

(88,913)	(2,294,344)	(590,861)	(2,404,202)	(547,169)	(3,479,216)	(12,779)	(6,454)

314,771	333,972	446,258	353,145	514,314	6,137,063	4,868,051	10,527,478
88,913	2,294,343	590,861	2,404,202	505,642	3,341,180	12,779	6,449
—	(6,485,674)	(13,826)	(5,765,717)	(1,231,549)	(76,239,946)	(5,074,550)	(17,633,576)

403,684	(3,857,359)	1,023,293	(3,008,370)	(211,593)	(66,761,703)	(193,720)	(7,099,649)

(11,287)	(5,495,244)	244,553	(4,863,007)	(657,650)	(64,850,276)	(194,629)	(7,098,671)
8,977,672	14,472,916	6,284,332	11,147,339	17,122,488	81,972,764	28,117,237	35,215,908

$8,966,385	$8,977,672	$6,528,885	$6,284,332	$16,464,838	$17,122,488	$27,922,608	$28,117,237

$203	$—	$(192)	$—	$5,112	$1,330	$388	$69

750,457	1,082,090	518,734	776,602	1,722,588	8,323,140	2,671,998	3,346,721

26,122	25,717	34,146	25,827	51,197	606,233	462,572	1,000,447

7,522	193,285	53,123	201,729	51,742	331,362	1,214	613
—	(550,635)	(1,190)	(485,424)	(123,898)	(7,538,147)	(482,185)	(1,675,783)

33,644	(331,633)	86,079	(257,868)	(20,959)	(6,600,552)	(18,399)	(674,723)

784,101	750,457	604,813	518,734	1,701,629	1,722,588	2,653,599	2,671,998

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the five years ended December 31, 2015 and other supplementary data with respect to each Fund are presented below and in the pages following:

	All America Fund
	Years Ended December 31,
Selected Per Share and Supplementary Data:	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Year	$10.41	$12.47	$10.20	$9.35	$9.43

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.15	0.17	0.18	0.14	0.06
Net Realized or Unrealized Gains (or Losses) on Investments and Futures Contracts	(0.10)	1.20	3.04	1.19	(0.09)

Total From Investment Operations	0.05	1.37	3.22	1.33	(0.03)

Less: Distributions
From Net Investment Income	(0.15)	(0.16)	(0.23)	(0.12)	(0.05)
From Net Realized Gains	(0.15)	(3.27)	(0.72)	(0.36)	—

Total Distributions	(0.30)	(3.43)	(0.95)	(0.48)	(0.05)

Net Asset Value, End of Year	$10.16	$10.41	$12.47	$10.20	$9.35

Total Return (%)(a)	0.47	11.21	32.09	14.26	(0.28)
Net Assets End of Year (in millions)	10.3	10.5	24.5	19.7	39.9
Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	1.40	1.33	1.47	0.96	0.62
Ratio of Expenses to Average Net Assets (%)	2.79	1.13	1.27	1.10	1.19
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.50	0.50	0.50	1.10	1.19
Portfolio Turnover Rate (%)(b)	14.35	18.87	20.39	19.04	24.85

(a)	Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)	Portfolio turnover rate excludes all short-term securities.

(c)	Ratio of expenses to average net assets after expense reimbursement would have been 0.20% absent the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(d)	Amount is less than $0.005 per share.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

Equity Index Fund					Mid-Cap Equity Index Fund					Small Cap Value Fund
Years Ended December 31,					Years Ended December 31,					Years Ended December 31,
2015	2014	2013	2012	2011	2015	2014	2013	2012	2011	2015	2014	2013	2012	2011
$9.70	$12.95	$10.07	$8.83	$8.82	$11.70	$14.49	$11.51	$10.19	$11.04	$11.96	$13.37	$11.34	$9.97	$10.27

0.19	0.25	0.22	0.20	0.16	0.18	0.21	0.18	0.18	0.14	0.13	0.15	0.23	0.09	0.03
(0.07)	1.48	2.99	1.22	0.00	(0.43)	1.14	3.63	1.64	(0.36)	(0.53)	0.51	3.11	1.38	(0.30)

0.12	1.73	3.21	1.42	0.16	(0.25)	1.35	3.81	1.82	(0.22)	(0.40)	0.66	3.34	1.47	(0.27)

(0.19)	(0.25)	(0.33)	(0.18)	(0.15)	(0.17)	(0.20)	(0.17)	(0.15)	(0.14)	(0.12)	(0.11)	(0.24)	(0.10)	(0.03)
(0.28)	(4.73)	—	—	—	(1.35)	(3.94)	(0.66)	(0.35)	(0.49)	—	(1.96)	(1.07)	—	—

(0.47)	(4.98)	(0.33)	(0.18)	(0.15)	(1.52)	(4.14)	(0.83)	(0.50)	(0.63)	(0.12)	(2.07)	(1.31)	(0.10)	(0.03)

$9.35	$9.70	$12.95	$10.07	$8.83	$9.93	$11.70	$14.49	$11.51	$10.19	$11.44	$11.96	$13.37	$11.34	$9.97

1.34	13.52	32.15	16.07	1.98	(2.31)	9.66	33.35	17.89	(1.93)	(3.48)	5.20	29.64	14.79	(2.69)
34.0	33.9	88.5	63.5	53.1	19.3	22.6	50.3	38.3	31.2	9.0	9.0	14.5	8.3	6.5
1.96	1.88	1.95	2.15	1.90	1.49	1.35	1.32	1.61	1.24	1.08	0.99	1.76	1.16	0.30
1.63	0.58	0.59	0.64	0.79	1.57	0.59	0.63	0.70	0.82	2.35	1.36	1.43	1.43	1.54
0.125	0.12	0.12	0.12	0.13	0.125	0.12	0.13	0.12	0.13	0.85	0.85	0.85	1.43	1.54
5.62	13.69	4.18	5.91	2.95	26.53	19.87	17.32	17.38	18.25	20.16	38.80	52.76	23.22	28.69

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FINANCIAL HIGHLIGHTS (Continued)

	Small Cap Growth Fund
	Years Ended December 31,
Selected Per Share and Supplementary Data:	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Year	$12.11	$14.35	$10.89	$10.82	$11.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	(0.02)	(0.01)	0.03	(0.01)	(0.11)
Net Realized or Unrealized Gains (or Losses) on Investments and Futures Contracts	(0.24)	0.78	4.46	0.54	(0.17)

Total From Investment Operations	(0.26)	0.77	4.49	0.53	(0.28)

Less: Distributions
From Net Investment Income	—	—	(0.01)	—	(0.01)
From Net Realized Gains	(1.06)	(3.01)	(1.02)	(0.46)	—

Total Distributions	(1.06)	(3.01)	(1.03)	(0.46)	(0.01)

Net Asset Value, End of Year	$10.79	$12.11	$14.35	$10.89	$10.82

Total Return (%)(a)	(2.31)	5.85	41.25	5.04	(2.52)
Net Assets End of Year (in millions)	6.5	6.3	11.1	7.1	5.9
Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	(0.15)	(0.12)	0.20	(0.61)	(0.93)
Ratio of Expenses to Average Net Assets (%)	2.51	1.39	1.50	1.44	1.54
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.85	0.85	0.85	1.44	1.54
Portfolio Turnover Rate (%)(b)	65.84	64.02	54.18	62.54	59.77

(a)	Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)	Portfolio turnover rate excludes all short-term securities.

(c)	Ratio of expenses to average net assets after expense reimbursement would have been 0.20% absent the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(d)	Amount is less than $0.005 per share.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

Bond Fund					Money Market Fund
Years Ended December 31,					Years Ended December 31,
2015	2014	2013	2012	2011	2015		2014		2013		2012		2011
$9.94	$9.85	$10.55	$10.40	$10.02	$10.52		$10.52		$10.52		$10.52		$10.52

0.31	0.49	0.34	0.28	0.28	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
(0.25)	0.16	(0.47)	0.17	0.38	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

0.06	0.65	(0.13)	0.45	0.66	—		—		—		—		—

(0.30)	(0.49)	(0.38)	(0.27)	(0.28)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
(0.02)	(0.07)	(0.19)	(0.03)	—	—	(d)	—		—	(d)	—	(d)	—	(d)

(0.32)	(0.56)	(0.57)	(0.30)	(0.28)	—		—		—		—		—

$9.68	$9.94	$9.85	$10.55	$10.40	$10.52		$10.52		$10.52		$10.52		$10.52

0.58	6.60	(1.24)	4.30	6.67	0.04		0.02		0.02		0.04		0.02
16.5	17.1	82.0	87.7	76.5	27.9		28.1		35.2		33.4		35.1
3.03	3.53	3.32	2.73	2.81	0.04		0.02		0.02		0.03		0.03
1.95	0.88	0.91	1.03	1.13	1.42		0.64		0.65		0.73		0.84
0.45	0.45	0.45	1.03	1.13	0.11	(c)	0.08	(c)	0.08	(c)	0.09	(c)	0.11	(c)
16.02	17.83	26.19	20.39	20.77	NA		NA		NA		NA		NA

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Institutional Funds, Inc. (the “Investment Company”) was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a “mutual fund.” At December 31, 2015, it had seven series of capital stock outstanding, each series representing respective shares of the All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Small Cap Value Fund, Small Cap Growth Fund, Bond Fund and Money Market Fund (collectively, “the Funds”). Each Fund has its own investment objective and policies. Shares of the Funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities LLC, a registered broker-dealer and affiliate of the Investment Company’s investment management adviser, Mutual of America Capital Management LLC (the “Adviser”). The Investment Company is designed primarily as an investment vehicle for institutional investors, such as endowments, foundations, corporations, municipalities and other public entities.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with GAAP:

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities.

•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of December 31, 2015, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. In addition, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such securities as of December 31, 2015. Fair value inputs for all debt securities were considered Level 2. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of December 31, 2015:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments at Fair Value:
(See Summary Portfolios or Portfolios of Investments for More Details)
All America Fund
Common Stock-Indexed	$6,098,930	—	—	$6,098,930
Common Stock-Active	$4,037,120	—	—	$4,037,120

	$10,136,050	—	—	$10,136,050

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Index Fund
Common Stock	$32,295,673	—	—	$32,295,673
Short-Term Debt Securities	—	$1,599,482	—	$1,599,482

	$32,295,673	$1,599,482	—	$33,895,155
Mid-Cap Equity Index Fund
Common Stock	$19,283,176	—	—	$19,283,176
Small Cap Value Fund
Common Stock	$8,638,785	—	—	$8,638,785
Short-Term Debt Securities	—	$299,898	—	$299,898

	$8,638,785	$299,898	—	$8,938,683
Small Cap Growth Fund
Common Stock	$6,366,339	—	—	$6,366,339
Short-Term Debt Securities	—	$99,960	—	$99,960

	$6,366,339	$99,960	—	$6,466,299
Bond Fund
U.S. Government Debt	—	$1,658,740	—	$1,658,740
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$4,639,123	—	$4,639,123
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$184,180	—	$184,180
Long-Term Corporate Debt	—	$9,811,863	—	$9,811,863

	—	$16,293,906	—	$16,293,906
Money Market Fund
U.S. Government Debt	—	$3,498,317	—	$3,498,317
U.S. Government Agency Short-Term Debt	—	$14,158,461	—	$14,158,461
Commercial Paper	—	$10,247,304	—	$10,247,304

	—	$27,904,082	—	$27,904,082
Other Financial Instruments:*

Equity Index Fund	$(7,453)	—	—	$(7,453)

*	Other financial instruments are derivative instruments not reflected in the Summary Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instruments.

During the year ended December 31, 2015, there were no transfers of securities between Level 1, Level 2, or Level 3.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Adviser uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used as the calculated fair value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which they are traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The “Underlying Face Amount at Value” (appearing in the “Footnotes to Summary Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended December 31, 2015, the Equity Index Fund, Mid-Cap Equity Index Fund and the All America Fund purchased futures contracts with total principal amounts of $5,797,326, $4,748,407 and $411,677, respectively.

Investment Income — Interest income, accretion of discount and amortization of premium are recorded on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt.

Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Expenses — Each of the Funds of the Investment Company is charged for those expenses which can be directly attributed to a fund’s operation. Expenses which cannot be so attributed are generally allocated among the funds based on relative net assets.

Distributions to Shareholders (“Dividends”) — Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company’s policy to make semi-annual distributions of its net investment income and annual distributions of net realized gains, if any, in accordance with Federal income tax regulations, which may differ from GAAP. Accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations. These reclassifications have no impact on net assets.

Federal Income Taxes — Each of the Investment Company’s Funds intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a fund’s tax return to determine whether it is “more-likely-than-not” that tax positions taken in the fund’s tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

As of December 31, 2015, management has evaluated the tax positions taken on the Funds’ tax returns for all open tax years and has concluded that no tax provision is required in any of the Funds’ financial statements. Each Fund’s federal and state income, franchise and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of December 31, 2015, the Money Market and Small Cap Value Funds had a capital loss carry forward of $735 and $50,113, respectively, to offset any future net realized capital gains generated after December 31, 2015.

In addition, the All America, Equity Index, Small Cap Growth and Small Cap Value Funds generated post-October 2015 capital losses of $3,093, $7,558, $89,202 and $30,102, respectively, which were deferred for income tax purposes to the first day of the following year.

2.	EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Company has an Investment Advisory agreement with the Adviser, an indirect wholly-owned subsidiary of Mutual of America Life. Each fund accrues a fee payable to the Adviser for investment management services that the Adviser provides to the Investment Company. The fee is calculated as a daily charge of the value of the net assets of each fund, at the following annual rates:

Fund	Annual Investment Management Fee
All America Fund	.50%
Equity Index Fund	.125%
Mid-Cap Equity Index Fund	.125%
Small Cap Value Fund	.85%
Small Cap Growth Fund	.85%
Bond Fund	.45%
Money Market Fund	.20%

Effective September 3, 2009, the Adviser to the Money Market Fund agreed to waive as much of its fee (and reimburse the Fund’s operating expenses) as necessary in order to cause the cumulative monthly total investment return, net of fees and expenses, to be no less than zero. Accordingly, during the year ended December 31, 2015, the Adviser’s fee for the Money Market Fund ranged from .06% to .16%.

The Adviser’s contractual expense reimbursement agreement, effective April 1, 2002, which reimbursed each fund’s non-advisory operating expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) remained in effect through April 30, 2010. Effective May 1, 2010, a new expense reimbursement agreement

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

2.	EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

went into effect. The new agreement only reimbursed the Equity Index and Mid-Cap Equity Index Funds’ non-advisory operating expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses). The other funds’ expenses were not reimbursed. The May 1, 2010 expense reimbursement agreement expired on December 31, 2012.

Effective January 1, 2013, a new contractual expense reimbursement agreement went into effect, under which the Adviser agreed to reimburse all the Funds’ non-advisory operating expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses). This agreement is effective through April 30, 2016 and continues into successive 12 month periods ending on April 30 unless i) the Investment Company gives not less than 30 days written notice to the Adviser, or ii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice. However, the Money Market Fund’s total fees and expenses are subject to the September 3, 2009 arrangement outlined above until such time as it is revoked. As a result, during the year ended December 31, 2015, all of the Money Market Fund’s operating expenses, other than a portion of the investment management fee, were reimbursed by the Adviser.

The Investment Company has an Investment Accounting Agreement with the Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and record keeping agent for the Funds and to calculate the net asset values of the Funds. The compensation paid by the Funds for these services is subject to the expense reimbursement agreement of the Adviser described above.

3.	INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term investments, U.S. Government Securities and futures contracts, for the year ended December 31, 2015 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	$1,875,956	$2,571,864	$5,433,199	$2,187,872

Proceeds from sales of investments	$1,435,098	$1,804,563	$7,113,958	$1,733,327

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Cost of investment purchases	$4,760,479	$914,147	—

Proceeds from sales of investments	$4,169,319	$618,112	—

The cost of investment purchases and proceeds from sales of U.S. Government (excluding short-term) securities were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	—	—	—	—

Proceeds from sales of investments	—	—	—	—

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Cost of investment purchases	—	$1,797,713	—

Proceeds from sales of investments	—	$2,152,022	—

For the Money Market Fund the cost of short-term securities, including U.S. Government Securities, purchased was $601,240,747; net proceeds from sales were $601,440,760.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

3.	INVESTMENTS (CONTINUED)

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at December 31, 2015 for each of the Funds were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Unrealized Appreciation	$2,650,761	$7,114,504	$3,832,897	$1,571,865
Unrealized Depreciation	(625,866)	(1,824,591)	(1,711,147)	(554,527)

Net	$2,024,895	$5,289,913	$2,121,750	$1,017,338

Tax Cost of Investments	$8,111,155	$28,605,242	$17,161,426	$7,921,345

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$952,018	$339,169	$415
Unrealized Depreciation	(409,148)	(325,259)	0

Net	$542,870	$13,910	$415

Tax Cost of Investments	$5,923,429	$16,279,996	$27,903,667

Differences between amounts reflected in the Statements of Assets and Liabilities and those computed for Federal income tax purposes arise primarily from federal income tax treatment of wash sales, REITs, partnerships, corporate actions and futures contracts.

4.	CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP

At December 31, 2015, one billion shares of common stock (par value of $.01 per share) had been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund, 15 million shares each to the Equity Index, Bond and Money Market Funds, and 10 million shares each to the Small Cap Value, Small Cap Growth and Mid-Cap Equity Index Funds.

As of December 31, 2015, Mutual of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders by the following percentages of each fund’s outstanding shares:

All America Fund	0%
Equity Index Fund	0%
Mid-Cap Equity Index Fund	0%
Small Cap Value Fund	35%
Small Cap Growth Fund	51%
Bond Fund	0%
Money Market Fund	31%

5.	FUND OWNERSHIP

In addition to the affiliated ownership as described in Note 4 above, other beneficial ownerships (shareholders owning five percent or more of a fund’s outstanding shares) at December 31, 2015 were as follows:

All America Fund: four shareholders owning 33%, 14%, 10% and 10%, respectively.

Equity Index Fund: five shareholders owning 15%, 14%, 11%, 10% and 10%, respectively.

Mid-Cap Equity Index Fund: four shareholders owning 27%, 22%, 11% and 7%, respectively.

Small Cap Value Fund: three shareholders owning 28%, 13% and 8%, respectively.

Small Cap Growth Fund: two shareholders owning 19% and 11%, respectively.

Bond Fund: three shareholders owning 32%, 15% and 12%, respectively.

Money Market Fund: three shareholders owning 7%, 7% and 6%, respectively.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION

Distributions — On June 29, 2015, ordinary dividend distributions from net investment income were declared and paid for each of the Funds other than the Small Cap Growth Fund. Additionally, remaining required distributions relating to 2014 were made in accordance with Internal Revenue Code Section 855(a) and paid on September 9, 2015. No such distributions were required for the Small Cap Value Fund. On December 30, 2015, dividend distributions from net investment income and, as applicable, from net realized gains on investment transactions, were declared and paid for each of the Funds.

Pursuant to shareholders’ instructions, substantially all 2015 and 2014 dividend distributions were immediately reinvested into their respective Funds. The tax character of the distributions paid during 2015 and 2014 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Ordinary Income (a)
2015	$144,876	$647,310	$288,352	$88,913
2014	$503,167	$1,970,241	$791,043	$241,847
Long-Term Capital Gains
2015	$144,658	$940,798	$2,346,357	$0
2014	$6,429,691	$31,630,774	$13,498,377	$2,008,104
Return of Capital
2015	$0	$0	$0	$0
2014	$0	$0	$0	$44,393

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Ordinary Income (a)
2015	$0	$532,483	$12,779
2014	$0	$2,940,181	$6,454
Long-Term Capital Gains
2015	$584,635	$14,686	$0
2014	$2,404,202	$539,035	$0
Return of Capital
2015	$6,226	$0	$0
2014	$0	$0	$0

Notes:

(a)	Includes distributions from fund-level net short-term capital gains.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

Undistributed net income and gains (losses) — As of December 31, 2015, undistributed net income and undistributed accumulated gain (loss) for Federal income tax purposes were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$4,725	$80,127	$7,933	$203
Accumulated undistributed realized gain (loss) on investments and futures contracts	$252,082	$518,008	$8,602	$(50,113)
Net unrealized appreciation (depreciation) of investments and futures contracts	$2,024,895	$5,289,913	$2,121,750	$1,017,338

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$0	$5,112	$388
Accumulated undistributed realized gain (loss) on investments and futures contracts	$0	$8,604	$(735)
Net unrealized appreciation (depreciation) of investments and futures contracts	$542,870	$13,910	$415

The difference between the components of distributable earnings for income tax purposes and the amounts reflected in the statements of assets and liabilities are primarily due to the Federal income tax treatment of wash sales, REITs, partnerships, corporate actions and futures contracts.

Reclassifications — The Funds make adjustments to the components of net assets for book to tax differences that are considered permanent in nature. For the year ended December 31, 2015, the Funds reclassified amounts primarily relating to differences in the book to tax treatment of partnership investments, REITs, net operating losses, corporate actions and the character of distributions. Each Fund’s net assets are not affected by these reclassifications.

During the year ended December 31, 2015, each Fund reclassified the following book to tax differences.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$409	$(6,180)	$(21,271)	$(9,613)
Accumulated undistributed net realized gain (loss) on investments and futures contracts	$(409)	$6,180	$21,271	$(22,167)

Paid in capital	$0	$0	$0	$31,780

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$9,841	$0	$0
Accumulated undistributed net realized gain (loss) on investments and futures contracts	$(4,465)	$0	$0

Paid in capital	$(5,376)	$0	$0

7.	SUBSEQUENT EVENTS

Management, on behalf of the Investment Company, has evaluated the need for disclosures and/or adjustments to the financial statements from subsequent events. As a result of this evaluation, no additional subsequent events require disclosure and/or adjustment to the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Directors

of Mutual of America Institutional Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of Mutual of America Institutional Funds, Inc. (comprised of: All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Small Cap Value Fund, Small Cap Growth Fund, Bond Fund and Money Market Fund, (collectively, the “Funds”)), including the portfolio of investments in securities for the Money Market Fund, and the summary portfolios of investments in securities for each of the remaining Funds as of December 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of Mutual of America Institutional Funds, Inc., as of December 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

February 26, 2016

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

ADDITIONAL INFORMATION

Directors and Officers — unaudited

The tables below show information about the Directors and officers of the Investment Company. The address of each Director and officer is c/o Mutual of America Institutional Funds, Inc., 320 Park Avenue, New York, New York 10022. The Investment Company does not hold regular annual meetings of shareholders, and each Director has been elected by shareholders to serve until a successor is duly elected at a meeting of shareholders called for the purpose of electing directors. Each officer of the Investment Company has been elected by the Board of Directors to serve until a successor is duly elected. The Independent Directors do not serve as directors of any other investment companies advised by or affiliated with the Adviser or Mutual of America with the exception of serving on the Board of Directors of Mutual of America Investment Corporation, an affiliated registered management investment company, which also receives investment advice from the Adviser. The Interested Directors and officers of the Investment Company do not receive compensation from the Investment Company for their service. Mr. Roth serves as director of one other investment company advised by or affiliated with the Adviser, Mutual of America Investment Corporation.

The Investment Company’s Statement of Additional Information (“SAI”), filed with the Securities and Exchange Commission, contains additional information about the Investment Company’s Directors and Officers. A copy of the latest SAI can be obtained, without charge, by writing to Mutual of America Institutional Funds, Inc., at 320 Park Avenue, NewYork, NY 10022-6839 or by calling 1-800-914-8716 or through the following websites: http://www.institutionalfunds.com or http://www.sec.gov.

Independent Directors
Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director

Carolyn N. Dolan, age 68	Since May 2008	Founding Principal and Portfolio Manager, Samson Capital Advisors LLC	Trustee, Fordham University; Mutual of America Investment Corporation

LaSalle D. Leffall, III, age 52	Since April 2011	President and Founder, LDL Financial, LLC	Director, Federal Home Loan Bank of Atlanta; Mutual of America Investment Corporation

John W. Sibal, age 63	Since April 2011	President & Chief Executive Officer, Eustis Commercial Mortgage Corporation	Director, Eustis Commercial Mortgage Corporation; Chairman and Director, New Orleans Recreation Development Foundation; Commissioner, New Orleans Recreation Development Commission; Treasurer and Director, Friends of NORD, Inc.; Mutual of America Investment Corporation

Independent Directors
Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director

Margaret M. Smyth, age 52	Since April 2011	U.S. Chief Financial Officer, National Grid; prior thereto Vice President of Finance, Con Edison; prior thereto Vice President, Chief Financial Officer, Hamilton Sundstrand, a United Technologies Company; prior thereto Vice President, Controller, United Technologies Corporation; prior thereto Vice President and Chief Accounting Officer, 3M Company	Director, Vonage Holdings; Director, Concern Worldwide, USA.; Director, BritishAmerican Business Association; Trustees Fellow, Fordham University; Mutual of America Investment Corporation

Patrick J. Waide, Jr., age 78	Since August 1996	Certified Public Accountant	Trustee, John Simon Guggenheim Memorial Foundation; Emeritus Director, National Catholic Reporter; Mutual of America Investment Corporation

William E. Whiston, age 61	Since April 2011	Chief Financial Officer, the Archdiocese of New York; Adjunct Professor in Finance, Fordham University Graduate School of Business; prior thereto Executive Vice President and member, United States Management Board at Allied Irish Bank	Director, Sterling National Bank; Trustee and Treasurer, Trustees of St. Patrick’s Cathedral in New York City; Trustee, St. Joseph’s Seminary; Mutual of America Investment Corporation

Interested Director
Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director

James J. Roth, Chairman, President and Chief Executive Officer, age 66	Since August 2015	Senior Executive Vice President and General Counsel, Mutual of America Life Insurance Company since March 2013; prior thereto Executive Vice President and General Counsel, Mutual of America Life Insurance Company since April 2009; Senior Executive Vice President and General Counsel, Mutual of America Capital Management LLC, Mutual of America Securities LLC, Chairman of the Board, President and Chief Executive Officer, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc.	Mutual of America Life Insurance Company; Mutual of America Investment Corporation; Mutual of America Holding Company LLC; Mutual of America Foundation

Mr. Roth is an “interested person” as an officer of the Adviser and of affiliates of the Adviser.

Officers
Name, Position and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Officer

Chris W. Festog, Executive Vice President, Chief Financial Officer and Treasurer, age 54	Since April 2013	Executive Vice President and Chief Financial Officer, Mutual of America Life Insurance Company and Mutual of America Holding Company LLC since March 2015; prior thereto Executive Vice President and Deputy Treasurer, Mutual of America Life Insurance Company; Executive Vice President, Chief Financial Officer and Treasurer, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc.	Director, Mutual of America Holding Company LLC; Mutual of America Securities LLC

Scott H. Rothstein, Executive Vice President, Deputy General Counsel and Corporate Secretary, age 50	Since April 2013	Executive Vice President and Deputy General Counsel, Mutual of America Life Insurance Company, since January 2009; Executive Vice President, Deputy General Counsel and Corporate Secretary, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc., since April 2013	None

Kathryn Lu, Executive Vice President and Chief Compliance Officer, age 55	Since July 2008	Executive Vice President and Chief Compliance Officer, Mutual of America Life Insurance Company, prior thereto Senior Vice President and Chief Compliance Officer, Mutual of America; Executive Vice President and Chief Compliance Officer, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc.	None

John Corrigan, Executive Vice President and Internal Auditor, age 56	Since February 2008	Executive Vice President and Internal Auditor, Mutual of America Life Insurance Company; prior thereto Senior Vice President and Internal Auditor, Mutual of America; Executive Vice President and Internal Auditor, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc.	None

Officers
Name, Position and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Officer

Christopher M. Miseo, Senior Vice President and Chief Accounting Officer, age 59	Since March 2013	Senior Vice President and Director of Accounting and Financial Reporting, Mutual of America Life Insurance Company	None

Quarterly Portfolio Schedules

Included in this Annual Report are summary schedules of Mutual of America Institutional Funds, Inc.’s (“Investment Company”) Fund portfolio holdings as of December 31, 2015. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC’s website at http://www.sec.gov. Additionally, the Forms N-Q and N-CSR may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A copy of the Investment Company’s proxy voting policies and procedures can be obtained free of charge by calling 1-800-914-8716. It is also available on the SEC’s website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2015 is available without charge by calling 1-800-914-8716. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call (212) 224-1568 or write to:

Ms. Kathryn Lu

Chief Compliance Officer

Mutual of America Institutional Funds, Inc.

320 Park Avenue

New York, NY 10022-6839

Supplemental Dividend Information — Unaudited

The Bond and Money Market Funds’ dividend distributions do not qualify for the corporate dividends received deduction. For the All America, Equity Index, Mid-Cap Equity Index and Small Cap Value Funds, 99.74%, 91.48%, 86.31% and 100.00%, respectively, of the Funds’ ordinary income qualifies for the corporate dividends received deduction.

In 2015, the following amounts of the Institutional Funds’ long-term capital gains (if any) are considered capital gains dividends.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Dividends qualifying for reduced long-term capital gains tax rate	$144,658	$940,798	$2,346,357	$0

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Dividends qualifying for reduced long-term capital gains tax rate	$584,635	$14,686	$0

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

Distributed by:

MUTUAL OF AMERICA SECURITIES LLC

320 PARK AVENUE

NEW YORK, NY 10022-6839

800-914-8716

ITEM 2 – CODE OF ETHICS.

Mutual of America Institutional Funds, Inc. (“Institutional Funds”) has adopted a Code of Ethics that applies to its principal executive and financial officers, as well as all Access Persons as defined under Rule 17j-1 of the Investment Company Act of 1940. The Code of Ethics consists of two sections. The first section, designated as Section A, is the Code of Ethics required under Rule 17j-1. Section A requires those subject to it to submit periodic reports detailing their securities holdings and transactions (subject to several exemptions contained in the rules) and requires pre-approval for certain securities transactions by such persons, including purchases and sales of reportable securities, investments in initial public offerings and private placements. Section A was amended during the period covered by this report. These amendments were made to: (1) enhance the efficiency of the Code of Ethics by revising provisions that unnecessarily increased certain administrative burdens without advancing the overall goals of the Code of Ethics; (2) enhance and clarify certain provisions so that, overall, the Code of Ethics would operate and be administered more effectively; and (3) further serve the Code of Ethics’ objective of acting in the best interests of the Institutional Funds’ shareholders at all times.

The second section, designated as Section B, is to assure compliance with the Code of Ethics requirements of Section 406 of the Sarbanes-Oxley Act of 2002. It applies specifically to the Institutional Funds’ principal executive and financial officers. There have been no amendments to Section B during the period covered by this report.

The two sections are not mutually exclusive and must be observed independently by each person to whom they are intended to apply. Section A applies to all individuals while Section B applies to the individuals designated in Section B. Both Sections explicitly require those individuals subject to the provisions of the Code of Ethics to promptly report violations of the Code of Ethics to the Chief Compliance Officer.

The Annual Report to Shareholders includes information on how to obtain a copy of the Code of Ethics at no charge.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)	(1) Mutual of America Institutional Funds, Inc.’s Board of Directors has determined that one audit committee financial expert serves on its Audit Committee.

(a)	(2) The audit committee financial expert is Margaret M. Smyth. She is a Certified Public Accountant and has been U.S. Chief Financial Officer at National Grid since 2014. Her experience also includes previously held senior finance positions at Con Edison, Hamilton Sunstrand and United Technologies, and was a partner at Deloitte Touche and Arthur Andersen. Ms. Smyth is considered an independent director.

(a)	(3) Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Aggregate Audit Fees:

2015: $126,000

2014: $115,000

(b), (c), (d) There were no Audit-Related, Tax or Other Fees.

(e) All non-audit fees are pre-approved by the Audit Committee in advance.

(f), (g), (h) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) Schedule I – Portfolios of Investments in Securities follows:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.2%)
Advance Auto Parts, Inc.	23	3,462
Amazon.com, Inc.*	124	83,810
AutoNation, Inc.*	25	1,492
AutoZone, Inc.*	10	7,419
Bed Bath & Beyond, Inc.*	54	2,606
Best Buy Co., Inc.	97	2,954
BorgWarner, Inc.	74	3,199
Cablevision Systems Corp. Cl A	71	2,265
CarMax, Inc.*	65	3,508
Carnival Corp.	150	8,172
CBS Corp. Cl B	140	6,598
Chipotle Mexican Grill, Inc.*	10	4,799
Coach, Inc.	89	2,913
Comcast Corp. Cl A	787	44,410
D.R. Horton, Inc.	105	3,363
Darden Restaurants, Inc.	38	2,418
Delphi Automotive PLC	91	7,801
Discovery Communications, Inc. Cl A*	48	1,281
Discovery Communications, Inc. Cl C*	83	2,093
Disney (Walt) Co.	490	51,489
Dollar General Corp.	94	6,756
Dollar Tree, Inc.*	75	5,792
Expedia, Inc.	38	4,723
Ford Motor Co.	1,261	17,767
Fossil Group, Inc.*	12	439
GameStop Corp. Cl A	35	981
Gap, Inc.	73	1,803
Garmin Ltd.	39	1,450
General Motors Co.	458	15,577
Genuine Parts Co.	48	4,123
Goodyear Tire & Rubber Co.	88	2,875
H&R Block, Inc.	77	2,565
Hanesbrands, Inc.	126	3,708
Harley-Davidson, Inc.	62	2,814
Harman Int’l. Industries, Inc.	23	2,167
Hasbro, Inc.	36	2,425
Home Depot, Inc.	411	54,355
Interpublic Group of Cos., Inc.	133	3,096
Johnson Controls, Inc.	210	8,293
Kohl’s Corp.	62	2,953
L Brands, Inc.	83	7,953
Leggett & Platt, Inc.	44	1,849
Lennar Corp. Cl A	57	2,788
Lowe’s Cos., Inc.	296	22,508
Macy’s, Inc.	101	3,533
Marriott International, Inc. Cl A	63	4,224
Mattel, Inc.	109	2,962
McDonald’s Corp.	297	35,088
Michael Kors Hldgs. Ltd.*	60	2,404
Mohawk Industries, Inc.*	20	3,788
Netflix, Inc.*	138	15,784
Newell Rubbermaid, Inc.	87	3,835
News Corp. Cl A	122	1,630
News Corp. Cl B	34	475
NIKE, Inc. Cl B	438	27,375
Nordstrom, Inc.	45	2,241

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

O’Reilly Automotive, Inc.*	32	8,109
Omnicom Group, Inc.	79	5,977
Priceline Group Inc.*	16	20,399
PulteGroup, Inc.	103	1,835
PVH Corp.	26	1,915
Ralph Lauren Corp.	20	2,230
Ross Stores, Inc.	132	7,103
Royal Caribbean Cruises Ltd.	55	5,567
Scripps Networks Interactive, Inc. Cl A	31	1,712
Signet Jewelers Ltd.	25	3,092
Staples, Inc.	212	2,008
Starbucks Corp.	480	28,814
Starwood Hotels & Resorts	55	3,810
Target Corp.	200	14,522
TEGNA, Inc.	72	1,837
Tiffany & Co.	36	2,746
Time Warner Cable, Inc.	91	16,889
Time Warner, Inc.	259	16,750
TJX Cos., Inc.	216	15,317
Tractor Supply Co.	44	3,762
TripAdvisor, Inc.*	37	3,154
Twenty-First Century Fox, Inc. Cl A	378	10,266
Twenty-First Century Fox, Inc. Cl B	139	3,785
Under Armour, Inc. Cl A*	59	4,756
Urban Outfitters, Inc.*	28	637
V.F. Corp.	109	6,785
Viacom, Inc. Cl B	112	4,610
Whirlpool Corp.	26	3,819
Wyndham Worldwide Corp.	37	2,688
Wynn Resorts Ltd.	26	1,799
Yum! Brands, Inc.	139	10,154

		745,998

CONSUMER STAPLES (5.6%)
Altria Group, Inc.	634	36,905
Archer-Daniels-Midland Co.	192	7,043
Brown-Forman Corp. Cl B	33	3,276
Campbell Soup Co.	57	2,995
Church & Dwight Co., Inc.	42	3,565
Clorox Co.	41	5,200
Coca-Cola Co.	1,265	54,344
Coca-Cola Enterprises, Inc.	69	3,398
Colgate-Palmolive Co.	290	19,320
ConAgra Foods, Inc.	141	5,945
Constellation Brands, Inc. Cl A	55	7,834
Costco Wholesale Corp.	141	22,772
CVS Health Corp.	358	35,002
Dr. Pepper Snapple Group, Inc.	62	5,778
Estee Lauder Cos., Inc. Cl A	71	6,252
General Mills, Inc.	193	11,128
Hershey Co.	47	4,196
Hormel Foods Corp.	44	3,480
J.M. Smucker Co.	38	4,687
Kellogg Co.	82	5,926
Keurig Green Mountain, Inc.	38	3,419
Kimberly-Clark Corp.	118	15,021
Kraft Heinz Co.	191	13,897
Kroger Co.	314	13,135
McCormick & Co., Inc.	38	3,251
Mead Johnson Nutrition Co.	64	5,053
Molson Coors Brewing Co. Cl B	52	4,884
Mondelez International, Inc. Cl A	513	23,003

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

Monster Beverage Corp.*	49	7,299
PepsiCo, Inc.	472	47,162
Philip Morris Int’l., Inc.	500	43,955
Proctor & Gamble Co.	879	69,801
Reynolds American, Inc.	268	12,368
Sysco Corp.	170	6,970
Tyson Foods, Inc. Cl A	97	5,173
Wal-Mart Stores, Inc.	507	31,079
Walgreens Boots Alliance, Inc.	280	23,843
Whole Foods Market, Inc.	111	3,719

		582,078

ENERGY (3.7%)
Anadarko Petroleum Corp.	165	8,016
Apache Corp.	123	5,470
Baker Hughes, Inc.	141	6,507
Cabot Oil & Gas Corp.	134	2,370
Cameron International Corp.*	62	3,918
Chesapeake Energy Corp.	162	729
Chevron Corp.	612	55,056
Cimarex Energy Co.	31	2,771
Columbia Pipeline Group, Inc.	126	2,520
ConocoPhillips	402	18,769
CONSOL Energy, Inc.	73	577
Devon Energy Corp.	126	4,032
Diamond Offshore Drilling, Inc.	20	422
Ensco PLC Cl A	76	1,170
EOG Resources, Inc.	178	12,601
EQT Corp.	50	2,607
Exxon Mobil Corp.	1,348	105,077
FMC Technologies, Inc.*	74	2,147
Halliburton Co.	277	9,429
Helmerich & Payne, Inc.	35	1,874
Hess Corp.	79	3,830
Kinder Morgan, Inc.	596	8,892
Marathon Oil Corp.	220	2,770
Marathon Petroleum Corp.	173	8,968
Murphy Oil Corp.	53	1,190
National Oilwell Varco, Inc.	122	4,086
Newfield Exploration Co.*	52	1,693
Noble Energy, Inc.	138	4,544
Occidental Petroleum Corp.	247	16,700
ONEOK, Inc.	68	1,677
Phillips 66	154	12,597
Pioneer Natural Resources Co.	49	6,144
Range Resources Corp.	57	1,403
Schlumberger Ltd.	409	28,528
Southwestern Energy Co.*	124	882
Spectra Energy Corp.	217	5,195
Tesoro Corp.	40	4,215
Transocean Ltd.	112	1,387
Valero Energy Corp.	156	11,031
Williams Cos., Inc.	223	5,731

		377,525

FINANCIALS (12.2%)
Affiliated Managers Group, Inc.*	18	2,876
Aflac, Inc.	138	8,266
Allstate Corp.	125	7,761
American Express Co.	271	18,848
American Int’l. Group, Inc.	400	24,788
American Tower Corp.	136	13,185
Ameriprise Financial, Inc.	57	6,066

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

Aon PLC	90	8,299
Apartment Investment & Management Co. Cl A	50	2,002
Assurant, Inc.	21	1,691
AvalonBay Communities, Inc.	44	8,102
Bank of America Corp.	3,370	56,717
Bank of New York Mellon Corp.	354	14,592
BB&T Corp.	252	9,528
Berkshire Hathaway, Inc. Cl B*	606	80,016
BlackRock, Inc.	41	13,961
Boston Properties, Inc.	50	6,377
Capital One Financial Corp.	173	12,487
CBRE Group, Inc.*	94	3,251
Charles Schwab Corp.	388	12,777
Chubb Corp.	74	9,815
Chubb Ltd.	105	12,269
Cincinnati Financial Corp.	48	2,840
Citigroup, Inc.	963	49,835
CME Group, Inc.	110	9,966
Comerica, Inc.	57	2,384
Crown Castle Int’l. Corp.	108	9,337
Discover Financial Svcs.	139	7,453
E*Trade Financial Corp.*	94	2,786
Equinix, Inc.	19	5,597
Equity Residential	117	9,546
Essex Property Trust, Inc.	21	5,028
Fifth Third Bancorp	256	5,146
Franklin Resources, Inc.	123	4,529
General Growth Pptys., Inc.	190	5,170
Goldman Sachs Group, Inc.	129	23,250
Hartford Financial Svcs. Group, Inc.	133	5,780
HCP, Inc.	151	5,774
Host Hotels & Resorts, Inc.	241	3,697
Huntington Bancshares, Inc.	257	2,842
Intercontinental Exchange, Inc.	38	9,738
Invesco Ltd.	137	4,587
Iron Mountain, Inc.	61	1,648
iShares Core S&P 500 ETF	1,507	308,734
JPMorgan Chase & Co.	1,190	78,576
KeyCorp	269	3,548
Kimco Realty Corp.	135	3,572
Legg Mason, Inc.	35	1,373
Leucadia National Corp.	108	1,878
Lincoln National Corp.	80	4,021
Loews Corp.	92	3,533
M&T Bank Corp.	51	6,180
Marsh & McLennan Cos., Inc.	168	9,316
McGraw-Hill Financial, Inc.	88	8,675
MetLife, Inc.	359	17,307
Moody’s Corp.	55	5,519
Morgan Stanley	489	15,555
Nasdaq, Inc.	36	2,094
Navient Corp.	119	1,363
Northern Trust Corp.	71	5,118
People’s United Financial, Inc.	100	1,615
Plum Creek Timber Co., Inc.	56	2,672
PNC Financial Svcs. Grp., Inc.	165	15,726
Principal Financial Grp., Inc.	89	4,003
Progressive Corp.	189	6,010
ProLogis, Inc.	170	7,296
Prudential Financial, Inc.	145	11,804
Public Storage	47	11,642

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

Realty Income Corp.	81	4,182
Regions Financial Corp.	426	4,090
Simon Property Group, Inc.	100	19,444
SL Green Realty Corp	31	3,502
State Street Corp.	130	8,627
SunTrust Banks, Inc.	164	7,026
Synchrony Financial*	269	8,180
T. Rowe Price Group, Inc.	80	5,719
The Macerich Co.	44	3,550
Torchmark Corp.	37	2,115
Travelers Cos., Inc.	99	11,173
U.S. Bancorp	532	22,700
Unum Group	78	2,597
Ventas, Inc.	108	6,094
Vornado Realty Trust	57	5,698
Wells Fargo & Co.	1,503	81,703
Welltower, Inc.	115	7,823
Weyerhaeuser Co.	165	4,947
XL Group PLC	96	3,761
Zions Bancorporation	65	1,775

		1,262,443

HEALTH CARE (8.5%)
Abbott Laboratories	484	21,736
AbbVie, Inc.	529	31,338
Aetna, Inc.	112	12,109
Agilent Technologies, Inc.	108	4,515
Alexion Pharmaceuticals, Inc.*	73	13,925
Allergan PLC*	127	39,584
AmerisourceBergen Corp.	63	6,534
Amgen, Inc.	245	39,771
Anthem, Inc.	84	11,713
Bard (C.R.), Inc.	23	4,357
Baxalta, Inc.	175	6,830
Baxter International, Inc.	177	6,753
Becton, Dickinson & Co.	68	10,478
BIOGEN, Inc.*	72	22,057
Boston Scientific Corp.*	435	8,021
Bristol-Myers Squibb Co.	539	37,078
Cardinal Health, Inc.	106	9,463
Celgene Corp.*	254	30,419
Cerner Corp.*	98	5,897
CIGNA Corp.	83	12,145
DaVita HealthCare Partners, Inc.*	53	3,695
DENTSPLY International, Inc.	45	2,738
Edwards Lifesciences Corp.*	70	5,529
Endo International PLC*	68	4,163
Express Scripts Hldg. Co.*	218	19,055
Gilead Sciences, Inc.	467	47,256
HCA Hldgs., Inc.*	102	6,898
Humana, Inc.	48	8,568
Illumina, Inc.*	47	9,021
Intuitive Surgical, Inc.*	12	6,554
Johnson & Johnson	895	91,934
Laboratory Corp. of America Hldgs.*	32	3,956
Lilly (Eli) & Co.	316	26,626
Mallinckrodt PLC*	38	2,836
McKesson Corp.	75	14,792
Medtronic PLC	455	34,999
Merck & Co., Inc.	905	47,802
Mylan NV*	134	7,245
Patterson Cos., Inc.	27	1,221

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

PerkinElmer, Inc.	36	1,929
Perrigo Co. PLC	47	6,801
Pfizer, Inc.	2,000	64,560
Quest Diagnostics, Inc.	46	3,272
Regeneron Pharmaceuticals, Inc.*	25	13,572
Schein (Henry), Inc.*	27	4,271
St. Jude Medical, Inc.	91	5,621
Stryker Corp.	101	9,387
Tenet Healthcare Corp.*	34	1,030
Thermo Fisher Scientific, Inc.	129	18,299
UnitedHealth Group, Inc.	308	36,233
Universal Health Svcs., Inc. Cl B	29	3,465
Varian Medical Systems, Inc.*	31	2,505
Vertex Pharmaceuticals, Inc.*	79	9,941
Waters Corp.*	27	3,634
Zimmer Biomet Hldgs., Inc.	56	5,745
Zoetis, Inc.	148	7,092

		876,968

INDUSTRIALS (5.6%)
3M Co.	200	30,128
Allegion PLC	30	1,978
American Airlines Group, Inc.	204	8,639
AMETEK, Inc.	77	4,126
Boeing Co.	204	29,496
Caterpillar, Inc.	189	12,844
Cintas Corp.	28	2,549
CSX Corp.	316	8,200
Cummins, Inc.	53	4,665
Danaher Corp.	193	17,926
Deere & Co.	100	7,627
Delta Air Lines, Inc.	255	12,926
Dover Corp.	51	3,127
Dun & Bradstreet Corp.	11	1,143
Eaton Corp. PLC	149	7,754
Emerson Electric Co.	149	10,092
Equifax, Inc.	39	4,343
Expeditors Int’l. of Wash.	60	2,706
Fastenal Co.	94	3,837
FedEx Corp.	84	12,515
Flowserve Corp.	42	1,767
Fluor Corp.	47	2,219
General Dynamics Corp.	96	13,187
General Electric Co.	3,059	95,288
Grainger (W.W.), Inc.	19	3,849
Honeywell International, Inc.	250	25,893
Hunt (J.B.) Transport Svcs., Inc.	29 2	,127
Illinois Tool Works, Inc.	106	9,824
Ingersoll-Rand PLC	84	4,644
Jacobs Engineering Group, Inc.*	40	1,678
Kansas City Southern	35	2,613
L-3 Communications Hldgs., Inc.	26	3,107
Lockheed Martin Corp.	86	18,675
Masco Corp.	108	3,056
Nielsen Hldgs. PLC	118	5,499
Norfolk Southern Corp.	97	8,205
Northrop Grumman Corp.	59	11,140
PACCAR, Inc.	115	5,451
Parker Hannifin Corp.	44	4,267
Pentair PLC	58	2,873
Pitney Bowes, Inc.	63	1,301
Precision Castparts Corp.	44	10,208

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

Quanta Services, Inc.*	52	1,053
Raytheon Co.	97	12,079
Republic Services, Inc.	78	3,431
Robert Half Int’l., Inc.	43	2,027
Robinson (C.H.) Worldwide, Inc.	47	2,915
Rockwell Automation, Inc.	43	4,412
Rockwell Collins, Inc.	43	3,969
Roper Technologies, Inc.	32	6,073
Ryder System, Inc.	18	1,023
Snap-on, Inc.	18	3,086
Southwest Airlines Co.	211	9,086
Stanley Black & Decker, Inc.	49	5,230
Stericycle, Inc.*	28	3,377
Textron, Inc.	89	3,739
The ADT Corp.	53	1,748
Tyco International PLC	137	4,369
Union Pacific Corp.	277	21,661
United Continental Hldgs., Inc.*	120	6,876
United Parcel Service, Inc. Cl B	225	21,652
United Rentals, Inc.*	30	2,176
United Technologies Corp.	267	25,651
Verisk Analytics, Inc. Cl A*	50	3,844
Waste Management, Inc.	135	7,205
Xylem, Inc.	58	2,117

		582,291

INFORMATION TECHNOLOGY (11.6%)
Accenture Ltd. Cl A	202	21,109
Activision Blizzard, Inc.	163	6,310
Adobe Systems, Inc.*	162	15,218
Akamai Technologies, Inc.*	58	3,053
Alliance Data Systems Corp.*	20	5,531
Alphabet, Inc. Cl A*	94	73,133
Alphabet, Inc. Cl C*	96	72,852
Amphenol Corp. Cl A	99	5,171
Analog Devices, Inc.	100	5,532
Apple, Inc.	1,811	190,625
Applied Materials, Inc.	371	6,927
Autodesk, Inc.*	73	4,448
Automatic Data Processing, Inc.	149	12,623
Avago Technologies Ltd.	84	12,193
Broadcom Corp. Cl A	181	10,465
CA, Inc.	101	2,885
Cisco Systems, Inc.	1,645	44,670
Citrix Systems, Inc.*	50	3,783
Cognizant Technology Solutions*	197	11,824
Corning, Inc.	382	6,983
CSRA, Inc.	44	1,320
eBay, Inc.*	358	9,838
Electronic Arts, Inc.*	100	6,872
EMC Corp.	627	16,101
F5 Networks, Inc.*	23	2,230
Facebook, Inc. Cl A*	735	76,925
Fidelity Nat’l. Information Svcs., Inc.	90	5,454
First Solar, Inc.*	24	1,584
Fiserv, Inc.*	75	6,860
FLIR Systems, Inc.	44	1,235
Harris Corp.	40	3,476
Hewlett Packard Enterprise Co.	583	8,862
HP, Inc.	584	6,915
Int’l. Business Machines Corp.	289	39,772
Intel Corp.	1,526	52,571

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

Intuit, Inc.	86	8,299
Juniper Networks, Inc.	114	3,146
KLA-Tencor Corp.	51	3,537
Lam Research Corp.	51	4,050
Linear Technology Corp.	78	3,313
MasterCard, Inc. Cl A	320	31,155
Microchip Technology, Inc.	65	3,025
Micron Technology, Inc.*	353	4,998
Microsoft Corp.	2,582	143,249
Motorola Solutions, Inc.	52	3,559
NetApp, Inc.	95	2,520
NVIDIA Corp.	165	5,438
Oracle Corp.	1,037	37,882
Paychex, Inc.	104	5,501
PayPal Hldgs., Inc.*	361	13,068
Qorvo, Inc.*	45	2,291
QUALCOMM, Inc.	486	24,293
Red Hat, Inc.*	58	4,803
Salesforce.com, inc.*	201	15,758
SanDisk Corp.	64	4,863
Seagate Technology PLC	96	3,519
Skyworks Solutions, Inc.	62	4,763
Symantec Corp.	218	4,578
TE Connectivity Ltd.	125	8,076
Teradata Corp.*	43	1,136
Texas Instruments, Inc.	328	17,978
Total System Services, Inc.	55	2,739
VeriSign, Inc.*	32	2,796
Visa, Inc. Cl A	630	48,857
Western Digital Corp.	75	4,504
Western Union Co.	163	2,919
Xerox Corp.	309	3,285
Xilinx, Inc.	83	3,899
Yahoo!, Inc.*	282	9,379

		1,198,526

MATERIALS (1.6%)
Air Products & Chemicals, Inc.	62	8,067
Airgas, Inc.	22	3,043
Alcoa, Inc.	424	4,185
Avery Dennison Corp.	29	1,817
Ball Corp.	44	3,200
CF Industries Hldgs., Inc.	75	3,061
Dow Chemical Co.	364	18,739
Du Pont (E.I.) de Nemours & Co.	286	19,048
Eastman Chemical Co.	48	3,240
Ecolab, Inc.	85	9,722
FMC Corp.	43	1,683
Freeport-McMoRan Copper & Gold, Inc.	378	2,559
Int’l. Flavors & Fragrances, Inc.	26	3,111
International Paper Co.	134	5,052
LyondellBasell Inds. NV Cl A	117	10,167
Martin Marietta Materials, Inc.	22	3,005
Monsanto Co.	142	13,990
Newmont Mining Corp.	171	3,076
Nucor Corp.	102	4,111
Owens-Illinois, Inc.*	53	923
PPG Industries, Inc.	88	8,696
Praxair, Inc.	92	9,421
Sealed Air Corp.	65	2,899
Sherwin-Williams Co.	25	6,490
The Mosaic Co.	108	2,980

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

Vulcan Materials Co.	44	4,179
WestRock Co.	84	3,832

		160,296

TELECOMMUNICATION SERVICES (1.4%)
AT&T, Inc.	1,987	68,373
CenturyLink, Inc.	177	4,453
Frontier Communications Corp.	373	1,742
Level 3 Communications, Inc.*	94	5,110
Verizon Communications, Inc.	1,315	60,779

		140,457

UTILITIES (1.7%)
AES Corp.	215	2,058
AGL Resources, Inc.	38	2,425
Ameren Corp.	80	3,458
American Electric Power Co., Inc.	159	9,265
CenterPoint Energy, Inc.	141	2,589
CMS Energy Corp.	89	3,211
Consolidated Edison, Inc.	95	6,106
Dominion Resources, Inc.	192	12,987
DTE Energy Co.	57	4,571
Duke Energy Corp.	223	15,920
Edison International	105	6,217
Entergy Corp.	58	3,965
Eversource Energy	103	5,260
Exelon Corp.	295	8,192
FirstEnergy Corp.	138	4,379
NextEra Energy, Inc.	148	15,376
NiSource, Inc.	102	1,990
NRG Energy, Inc.	103	1,212
Pepco Hldgs., Inc.	81	2,107
PG&E Corp.	158	8,404
Pinnacle West Capital Corp.	35	2,257
PPL Corp.	217	7,406
Public Svc. Enterprise Group, Inc.	163	6,306
SCANA Corp.	46	2,783
Sempra Energy	76	7,145
Southern Co.	292	13,663
TECO Energy, Inc.	76	2,025
WEC Energy Group, Inc.	101	5,182
Xcel Energy, Inc.	164	5,889

		172,348

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $4,645,367) 59.1%		6,098,930

TOTAL INDEXED ASSETS (Cost: $4,645,367) 59.1%		6,098,930

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.3%)
2U, Inc.*	160	4,477
Amazon.com, Inc.*	76	51,368
AutoZone, Inc.*	20	14,838
Bassett Furniture Industries, Inc.	638	16,001
Carmike Cinemas, Inc.*	471	10,805
CST Brands, Inc.	852	33,347
Diamond Resorts Int’l., Inc.*	1,577	40,230
Disney (Walt) Co.	354	37,198
Drew Industries, Inc.	127	7,733

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

Five Below, Inc.*	210	6,741
Ford Motor Co.	530	7,468
FTD Companies, Inc.*	146	3,821
General Motors Co.	578	19,658
Gentherm, Inc.*	91	4,313
Haverty Furniture Cos., Inc.	521	11,170
Home Depot, Inc.	238	31,476
Houghton Mifflin Harcourt Co.*	1,197	26,071
HSN, Inc.	174	8,817
Intrawest Resorts Hldgs., Inc.*	980	7,663
Johnson Controls, Inc.	131	5,173
Macy’s, Inc.	243	8,500
McDonald’s Corp.	201	23,746
Panera Bread Co. Cl A*	42	8,181
Performance Sports Group Ltd.*	610	5,874
Popeyes Louisiana Kitchen, Inc.*	125	7,313
Priceline Group Inc.*	7	8,925
Red Robin Gourmet Burgers, Inc.*	121	7,471
Ruby Tuesday, Inc.*	972	5,356
Select Comfort Corp.*	924	19,783
Stage Stores, Inc.	249	2,268
Starbucks Corp.	350	21,011
Steve Madden Ltd.*	247	7,464
Target Corp.	153	11,109
The Men’s Wearhouse, Inc.	177	2,598
Time Warner Cable, Inc.	133	24,683
Time Warner, Inc.	224	14,486
Unifi, Inc.*	119	3,350
Viacom, Inc. Cl B	160	6,586
Vista Outdoor, Inc.*	247	10,994

		548,066

CONSUMER STAPLES (2.5%)
Boston Beer Co., Inc. Cl A*	18	3,634
Casey’s General Stores, Inc.	56	6,745
Coca-Cola Co.	336	14,435
Colgate-Palmolive Co.	187	12,458
Constellation Brands, Inc. Cl A	198	28,203
Crimson Wine Group Ltd.*	1,361	11,977
Estee Lauder Cos., Inc. Cl A	178	15,675
Farmer Brothers Co.*	273	8,810
Mondelez International, Inc. Cl A	277	12,421
PepsiCo, Inc.	221	22,082
Philip Morris Int’l., Inc.	145	12,747
Proctor & Gamble Co.	377	29,938
Sysco Corp.	268	10,988
Tyson Foods, Inc. Cl A	226	12,053
Vector Group Ltd.	645	15,217
Village Super Market, Inc. Cl A	281	7,404
Wal-Mart Stores, Inc.	310	19,003
WD-40 Co.	129	12,726

		256,516

ENERGY (1.8%)
Abraxas Petroleum Corp.*	1,134	1,202
Anadarko Petroleum Corp.	170	8,259
Apache Corp.	117	5,203
C&J Energy Services Ltd.*	249	1,185
Carrizo Oil and Gas, Inc.*	155	4,585
Chevron Corp.	155	13,944
CrossAmerica Partners LP	124	3,214
EOG Resources, Inc.	168	11,893
Exxon Mobil Corp.	633	49,342

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

Gulfport Energy Corp.*	96	2,359
Halliburton Co.	390	13,276
Hess Corp.	112	5,430
Matador Resources Co.*	324	6,405
Matrix Service Co.*	117	2,403
National Oilwell Varco, Inc.	176	5,894
Noble Energy, Inc.	301	9,912
Occidental Petroleum Corp.	184	12,440
PBF Energy, Inc.	466	17,153
PDC Energy, Inc.*	124	6,619
Range Resources Corp.	98	2,412
Western Refining, Inc.	96	3,420

		186,550

FINANCIALS (7.9%)
Agree Realty Corp.	74	2,515
Alexander’s, Inc.	9	3,457
American Equity Investment Life Hldg. Co.	236	5,671
American Int’l. Group, Inc.	353	21,875
Aon PLC	114	10,512
Ashford Hospitality Prime, Inc.	154	2,233
Ashford Hospitality Trust, Inc.	347	2,190
Aspen Insurance Hldgs. Ltd.	196	9,467
BancFirst Corp.	142	8,324
Bank of America Corp.	1,306	21,980
Bank of Marin Bancorp	117	6,248
Bank of the Ozarks, Inc.	111	5,490
Banner Corp.	237	10,869
Berkshire Hathaway, Inc. Cl B*	148	19,542
Brookline Bancorp, Inc.	883	10,155
Bryn Mawr Bank Corp.	253	7,266
Capital One Financial Corp.	351	25,335
Charter Financial Corp.	438	5,786
Chatham Lodging Trust	355	7,270
Chesapeake Lodging Trust	555	13,964
Citigroup, Inc.	344	17,802
Colony Capital, Inc. Cl A	310	6,039
Columbia Banking System, Inc.	99	3,218
Comerica, Inc.	246	10,290
CubeSmart	258	7,900
Customers Bancorp, Inc.*	355	9,663
Dime Community Bancshares	427	7,468
Eagle Bancorp, Inc.*	147	7,419
Easterly Acquisition Corp.*	740	7,415
Easterly Government Pptys.	818	14,054
EastGroup Properties, Inc.	62	3,448
Ellington Financial LLC	784	13,156
Enterprise Financial Svcs. Corp.	273	7,740
Equity Lifestyle Properties, Inc.	156	10,401
FBL Financial Group, Inc. Cl A	110	7,000
FBR & Co.	123	2,448
FelCor Lodging Trust, Inc.	1,416	10,337
First Connecticut Bancorp, Inc.	146	2,542
First Interstate BancSytem, Inc.	293	8,518
Flushing Financial Corp.	260	5,626
Forest City Enterprises, Inc. Cl A*	641	14,057
Franklin Resources, Inc.	136	5,008
Glacier Bancorp, Inc.	297	7,879
Goldman Sachs Group, Inc.	120	21,628
Hanmi Financial Corp.	188	4,459
Heritage Financial Corp.	340	6,406
Highwoods Properties, Inc.	282	12,295

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

Host Hotels & Resorts, Inc.	489	7,501
Investors Bancorp, Inc.	1,795	22,329
Janus Capital Group, Inc.	386	5,439
JPMorgan Chase & Co.	777	51,305
Marlin Business Svcs. Corp.	391	6,279
MB Financial, Inc.	156	5,050
MetLife, Inc.	354	17,066
Northfield Bancorp, Inc.	658	10,475
Pace Hldgs. Corp.*	730	7,373
Parkway Properties, Inc.	328	5,127
Pennsylvania REIT	394	8,617
Pinnacle Financial Partners, Inc.	144	7,396
PNC Financial Svcs. Grp., Inc.	153	14,582
PrivateBancorp, Inc.	293	12,019
Prosperity Bancshares, Inc.	129	6,174
QTS Realty Trust, Inc.	227	10,240
Sabra Health Care REIT, Inc.	224	4,532
Safety Insurance Group, Inc.	162	9,134
Selective Insurance Group, Inc.	224	7,522
Simon Property Group, Inc.	127	24,694
Sovran Self Storage, Inc.	48	5,151
Starwood Property Trust, Inc.	233	4,790
Stock Yards Bancorp, Inc.	337	12,735
SVB Financial Group*	149	17,716
Symetra Financial Corp.	671	21,318
Terreno Realty Corp.	267	6,040
The GEO Group, Inc.	195	5,637
Trico Bancshares	51	1,399
UMB Financial Corp.	94	4,376
Urstadt Biddle Pptys., Inc. Cl A	217	4,175
Wells Fargo & Co.	757	41,151
Zions Bancorporation	338	9,227

		810,934

HEALTH CARE (6.3%)
Abbott Laboratories	364	16,347
Abiomed, Inc.*	105	9,479
Acadia Healthcare Co., Inc.*	131	8,182
ACADIA Pharmaceuticals, Inc.*	185	6,595
Acceleron Pharma, Inc.*	101	4,925
Acorda Therapeutics, Inc.*	156	6,674
Agios Pharmaceuticals, Inc.*	40	2,597
Albany Molecular Research, Inc.*	354	7,027
Allergan PLC*	71	22,291
Alnylam Pharmaceuticals, Inc.*	50	4,707
Amsurg Corp.*	104	7,904
Anacor Pharmaceuticals, Inc.*	55	6,213
Ani Pharmaceuticals, Inc.*	70	3,159
Anika Therapeutics, Inc.*	180	6,869
BIOGEN, Inc.*	51	15,624
BioSpecifics Technologies Corp.*	133	5,715
Catalent, Inc.*	160	4,005
Celgene Corp.*	331	39,641
Cepheid, Inc.*	131	4,785
Cerner Corp.*	95	5,716
Civitas Solutions, Inc.*	94	2,706
DexCom, Inc.*	81	6,634
Dyax Corp.*	194	7,298
Dynavax Technologies Corp.*	50	1,208
Emergent Biosolutions, Inc.*	449	17,965
Ensign Group, Inc.	482	10,907
Express Scripts Hldg. Co.*	150	13,112

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

Gilead Sciences, Inc.	292	29,547
Harvard Bioscience, Inc.*	851	2,953
Humana, Inc.	52	9,283
Insulet Corp.*	185	6,995
Intersect ENT, Inc.*	216	4,860
Karyopharm Therapeutics, Inc.*	210	2,783
Kindred Healthcare, Inc.	233	2,775
Kite Pharma, Inc.*	35	2,157
Lannett Co., Inc.*	149	5,978
McKesson Corp.	64	12,623
Medicines Co.*	109	4,070
Medidata Solutions, Inc.*	109	5,373
Medtronic PLC	273	20,999
Merck & Co., Inc.	546	28,840
Mylan NV*	530	28,657
Neogen Corp.*	109	6,161
Neurocrine Biosciences, Inc.*	168	9,504
NuVasive, Inc.*	88	4,762
Omeros Corp.*	269	4,231
Omnicell, Inc.*	355	11,033
OSI Pharmaceuticals, Inc. - rights*	131	1
Pacific Biosciences of CA, Inc.*	667	8,758
Pacira Pharmaceuticals, Inc.*	67	5,145
PAREXEL International Corp.*	113	7,698
Pfizer, Inc.	1,270	40,996
PTC Therapeutics, Inc.*	40	1,296
QLT, Inc.*	1,151	3,062
Radius Health, Inc.*	86	5,292
Sarepta Therapeutics, Inc.*	137	5,285
Sorrento Therapeutics, Inc.*	354	3,083
St. Jude Medical, Inc.	102	6,301
STAAR Surgical Co.*	515	3,677
STERIS PLC	104	7,835
Stryker Corp.	133	12,361
Supernus Pharmaceuticals, Inc.*	1,146	15,402
Team Health Hldgs., Inc.*	154	6,759
TESARO, Inc.*	95	4,970
Ultragenyx Pharmaceutical, Inc.*	77	8,638
UnitedHealth Group, Inc.	153	17,999
Universal American Corp.	400	2,800
Vertex Pharmaceuticals, Inc.*	64	8,053
WellCare Health Plans, Inc.*	145	11,340
Wright Medical Group NV*	507	12,259

		650,879

INDUSTRIALS (4.6%)
Alaska Air Group, Inc.	178	14,331
Allegiant Travel Co.	60	10,070
Astronics Corp.*	599	24,385
AZZ, Inc.	514	28,563
Boeing Co.	186	26,894
CEB, Inc.	97	5,955
Covenant Transportation Group Cl. A*	293	5,535
Cummins, Inc.	133	11,705
Delta Air Lines, Inc.	299	15,156
Deluxe Corp.	166	9,054
Encore Wire Corp.	257	9,532
EnPro Industries, Inc.	155	6,795
Expeditors Int’l. of Wash.	244	11,004
FedEx Corp.	133	19,816
Forward Air Corp.	162	6,968
Generac Hldgs., Inc.*	151	4,495

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

General Electric Co.	1,975	61,521
Healthcare Svcs. Group, Inc.	294	10,252
Miller Industries, Inc.	657	14,309
Mueller Industries, Inc.	846	22,927
Mueller Water Products, Inc. Cl A	1,009	8,677
Old Dominion Freight Line, Inc.*	163	9,628
Orbital ATK, Inc.	187	16,707
Roper Technologies, Inc.	264	50,105
Steelcase, Inc.	430	6,407
Sun Hydraulics Corp.	266	8,440
Teledyne Technologies, Inc.*	97	8,604
The Advisory Board Co.*	219	10,865
Trex Co., Inc.*	279	10,613
Tyco International PLC	233	7,430
Union Pacific Corp.	187	14,623
Uti Worldwide, Inc.*	657	4,619
VSE Corp.	6	373

		476,358

INFORMATION TECHNOLOGY (7.4%)
Aerohive Networks, Inc.*	577	2,948
Alphabet, Inc. Cl A*	35	27,230
Alphabet, Inc. Cl C*	35	26,561
Ambarella, Inc.*	91	5,072
Analog Devices, Inc.	148	8,187
Anixter International, Inc.*	78	4,710
Apigee Corp.*	131	1,052
Apple, Inc.	722	75,998
ARRIS Group, Inc.*	243	7,429
Automatic Data Processing, Inc.	159	13,470
Avago Technologies Ltd.	77	11,177
Blackhawk Network Hldgs., Inc.*	164	7,250
CalAmp Corp.*	719	14,330
Cavium, Inc.*	175	11,499
Cimpress NV*	45	3,651
Cirrus Logic, Inc.*	74	2,185
Cisco Systems, Inc.	703	19,090
Cognex Corp	81	2,735
comScore, Inc.*	198	8,148
Cornerstone OnDemand, Inc.*	162	5,594
DTS, Inc.*	190	4,290
Envestnet, Inc.*	81	2,418
Euronet Worldwide, Inc.*	83	6,012
F5 Networks, Inc.*	46	4,460
Facebook, Inc. Cl A*	296	30,979
FARO Technologies, Inc.*	303	8,945
Globant SA*	186	6,977
Guidewire Software, Inc.*	98	5,896
Heartland Payment Systems, Inc.	47	4,457
Imation Corp.*	672	921
Imperva, Inc.*	117	7,407
Intel Corp.	361	12,436
j2 Global, Inc.	94	7,738
KLA-Tencor Corp.	78	5,409
LogMeIn, Inc.*	243	16,305
Manhattan Associates, Inc.*	98	6,485
MasterCard, Inc. Cl A	196	19,083
MAXIMUS, Inc.	131	7,369
MaxLinear, Inc. Cl A*	879	12,948
Micron Technology, Inc.*	260	3,682
Microsoft Corp.	809	44,883
MKS Instruments, Inc.	188	6,768

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

Monolithic Power Systems, Inc.	192	12,232
Nanometrics, Inc.*	167	2,528
New Relic, Inc.*	134	4,882
Nova Measuring Instruments Ltd.*	339	3,322
Oracle Corp.	503	18,375
Paycom Software, Inc.*	136	5,118
Perficient, Inc.*	469	8,029
Plexus Corp.*	97	3,387
PMC-Sierra, Inc.*	150	1,743
Proofpoint, Inc.*	329	21,389
Qlik Technologies, Inc.*	385	12,189
QLogic Corp.*	439	5,356
QUALCOMM, Inc.	287	14,346
Richardson Electronics Ltd.	1,452	8,233
Rogers Corp.*	223	11,501
Rubicon Project, Inc.*	161	2,648
Ruckus Wireless, Inc.*	653	6,994
Salesforce.com, inc.*	448	35,123
Synaptics, Inc.*	52	4,178
Synchronoss Technologies, Inc.*	126	4,439
SYNNEX Corp.	126	11,331
Teradata Corp.*	147	3,884
Texas Instruments, Inc.	174	9,537
Tyler Technologies, Inc.*	55	9,588
Verint Systems, Inc.*	107	4,340
Virtusa Corp.*	97	4,010
Visa, Inc. Cl A	283	21,947
Western Digital Corp.	211	12,671
Xura, Inc.*	322	7,915
Yahoo!, Inc.*	276	9,180

		764,599

MATERIALS (1.4%)
A. Schulman, Inc.	334	10,234
Ball Corp.	210	15,273
Berry Plastics Group, Inc.*	202	7,308
Boise Cascade Co.*	195	4,978
Calgon Carbon Corp.	389	6,710
CF Industries Hldgs., Inc.	185	7,550
Dow Chemical Co.	283	14,569
Eastman Chemical Co.	224	15,122
Ferro Corp.*	808	8,985
FMC Corp.	67	2,622
Freeport-McMoRan Copper & Gold, Inc.	289	1,957
Kaiser Aluminum Corp.	265	22,170
Kraton Performance Polymers, Inc.*	343	5,697
PolyOne Corp.	303	9,623
Schnitzer Steel Industries, Inc. Cl A	172	2,472
Silgan Hldgs., Inc.	152	8,165

		143,435

TELECOMMUNICATION SERVICES (0.7%)
AT&T, Inc.	676	23,261
Consolidated Comms. Hldgs., Inc.	226	4,735
inContact, Inc.*	1,145	10,923
ORBCOMM, Inc.*	1,732	12,539
Shenandoah Telecommunications Co.	190	8,180
Verizon Communications, Inc.	290	13,404

		73,042

UTILITIES (1.2%)
Ameren Corp.	76	3,285
Avista Corp.	277	9,797
Black Hills Corp.	131	6,082

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

Dominion Resources, Inc.	241	16,301
Edison International	140	8,289
Idacorp, Inc.	182	12,376
Northwest Natural Gas Co.	370	18,725
NorthWestern Corp.	125	6,781
PNM Resources, Inc.	321	9,813
Portland General Electric Co.	202	7,347
PPL Corp.	154	5,256
Public Svc. Enterprise Group, Inc.	273	10,562
Sempra Energy	129	12,127

		126,741

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $3,235,012) 39.1%		4,037,120

TOTAL ACTIVE ASSETS (Cost: $3,235,012) 39.1%		4,037,120

TOTAL INVESTMENTS (Cost: $7,880,379) 98.2%		10,136,050

OTHER NET ASSETS 1.8%		186,191

NET ASSETS 100.0%		$10,322,241

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.9%)
Advance Auto Parts, Inc.	129	19,416
Amazon.com, Inc.*	676	456,902
AutoNation, Inc.*	133	7,935
AutoZone, Inc.*	54	40,063
Bed Bath & Beyond, Inc.*	292	14,089
Best Buy Co., Inc.	525	15,986
BorgWarner, Inc.	399	17,249
Cablevision Systems Corp. Cl A	390	12,441
CarMax, Inc.*	357	19,267
Carnival Corp.	811	44,183
CBS Corp. Cl B	760	35,819
Chipotle Mexican Grill, Inc.*	54	25,912
Coach, Inc.	484	15,841
Comcast Corp. Cl A	4,273	241,125
D.R. Horton, Inc.	571	18,289
Darden Restaurants, Inc.	205	13,046
Delphi Automotive PLC	495	42,436
Discovery Communications, Inc. Cl A*	263	7,017
Discovery Communications, Inc. Cl C*	449	11,324
Disney (Walt) Co.	2,663	279,828
Dollar General Corp.	511	36,726
Dollar Tree, Inc.*	412	31,815
Expedia, Inc.	207	25,730
Ford Motor Co.	6,859	96,643
Fossil Group, Inc.*	68	2,486
GameStop Corp. Cl A	186	5,215
Gap, Inc.	399	9,855
Garmin Ltd.	212	7,880
General Motors Co.	2,490	84,685
Genuine Parts Co.	265	22,761
Goodyear Tire & Rubber Co.	478	15,616
H&R Block, Inc.	418	13,924
Hanesbrands, Inc.	685	20,160
Harley-Davidson, Inc.	335	15,206
Harman Int’l. Industries, Inc.	125	11,776
Hasbro, Inc.	197	13,270
Home Depot, Inc.	2,230	294,918
Interpublic Group of Cos., Inc.	722	16,808
Johnson Controls, Inc.	1,142	45,098
Kohl’s Corp.	337	16,051
L Brands, Inc.	447	42,832
Leggett & Platt, Inc.	239	10,043
Lennar Corp. Cl A	315	15,407
Lowe’s Cos., Inc.	1,612	122,576
Macy’s, Inc.	552	19,309
Marriott International, Inc. Cl A	341	22,861
Mattel, Inc.	592	16,085
McDonald’s Corp.	1,613	190,560
Michael Kors Hldgs. Ltd.*	324	12,979
Mohawk Industries, Inc.*	111	21,022
Netflix, Inc.*	753	86,128
Newell Rubbermaid, Inc.	473	20,850
News Corp. Cl A	660	8,818
News Corp. Cl B	183	2,555
NIKE, Inc. Cl B	2,374	148,375
Nordstrom, Inc.	240	11,954
O’Reilly Automotive, Inc.*	173	43,842

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

Omnicom Group, Inc.	426	32,231
Priceline Group Inc.*	88	112,196
PulteGroup, Inc.	556	9,908
PVH Corp.	144	10,606
Ralph Lauren Corp.	105	11,705
Ross Stores, Inc.	713	38,367
Royal Caribbean Cruises Ltd.	300	30,363
Scripps Networks Interactive, Inc. Cl A	167	9,220
Signet Jewelers Ltd.	138	17,069
Staples, Inc.	1,154	10,928
Starbucks Corp.	2,613	156,858
Starwood Hotels & Resorts	298	20,645
Target Corp.	1,083	78,637
TEGNA, Inc.	392	10,004
Tiffany & Co.	197	15,029
Time Warner Cable, Inc.	498	92,424
Time Warner, Inc.	1,405	90,861
TJX Cos., Inc.	1,174	83,248
Tractor Supply Co.	236	20,178
TripAdvisor, Inc.*	200	17,050
Twenty-First Century Fox, Inc. Cl A	2,052	55,732
Twenty-First Century Fox, Inc. Cl B	751	20,450
Under Armour, Inc. Cl A*	316	25,473
Urban Outfitters, Inc.*	149	3,390
V.F. Corp.	596	37,101
Viacom, Inc. Cl B	607	24,984
Whirlpool Corp.	138	20,268
Wyndham Worldwide Corp.	204	14,821
Wynn Resorts Ltd.	141	9,756
Yum! Brands, Inc.	757	55,299

		4,055,788

CONSUMER STAPLES (9.3%)
Altria Group, Inc.	3,445	200,533
Archer-Daniels-Midland Co.	1,042	38,221
Brown-Forman Corp. Cl B	180	17,870
Campbell Soup Co.	315	16,553
Church & Dwight Co., Inc.	231	19,607
Clorox Co.	225	28,537
Coca-Cola Co.	6,877	295,436
Coca-Cola Enterprises, Inc.	371	18,268
Colgate-Palmolive Co.	1,579	105,193
ConAgra Foods, Inc.	763	32,168
Constellation Brands, Inc. Cl A	304	43,302
Costco Wholesale Corp.	768	124,032
CVS Health Corp.	1,944	190,065
Dr. Pepper Snapple Group, Inc.	333	31,036
Estee Lauder Cos., Inc. Cl A	389	34,255
General Mills, Inc.	1,049	60,485
Hershey Co.	253	22,585
Hormel Foods Corp.	237	18,742
J.M. Smucker Co.	211	26,025
Kellogg Co.	450	32,522
Keurig Green Mountain, Inc.	203	18,266
Kimberly-Clark Corp.	640	81,472
Kraft Heinz Co.	1,043	75,889
Kroger Co.	1,710	71,529
McCormick & Co., Inc.	204	17,454
Mead Johnson Nutrition Co.	348	27,475
Molson Coors Brewing Co. Cl B	278	26,110
Mondelez International, Inc. Cl A	2,787	124,969
Monster Beverage Corp.*	264	39,325
PepsiCo, Inc.	2,565	256,295

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

Philip Morris Int’l., Inc.	2,723	239,379
Proctor & Gamble Co.	4,780	379,580
Reynolds American, Inc.	1,460	67,379
Sysco Corp.	922	37,802
Tyson Foods, Inc. Cl A	523	27,892
Wal-Mart Stores, Inc.	2,757	169,004
Walgreens Boots Alliance, Inc.	1,526	129,947
Whole Foods Market, Inc.	601	20,134

		3,165,336

ENERGY (6.0%)
Anadarko Petroleum Corp.	897	43,576
Apache Corp.	667	29,661
Baker Hughes, Inc.	764	35,259
Cabot Oil & Gas Corp.	724	12,808
Cameron International Corp.*	337	21,298
Chesapeake Energy Corp.	884	3,978
Chevron Corp.	3,331	299,657
Cimarex Energy Co.	168	15,016
Columbia Pipeline Group, Inc.	687	13,740
ConocoPhillips	2,185	102,018
CONSOL Energy, Inc.	396	3,128
Devon Energy Corp.	684	21,888
Diamond Offshore Drilling, Inc.	108	2,279
Ensco PLC Cl A	414	6,371
EOG Resources, Inc.	971	68,737
EQT Corp.	272	14,179
Exxon Mobil Corp.	7,332	571,529
FMC Technologies, Inc.*	404	11,720
Halliburton Co.	1,507	51,298
Helmerich & Payne, Inc.	190	10,175
Hess Corp.	429	20,798
Kinder Morgan, Inc.	3,244	48,400
Marathon Oil Corp.	1,198	15,083
Marathon Petroleum Corp.	939	48,678
Murphy Oil Corp.	287	6,443
National Oilwell Varco, Inc.	661	22,137
Newfield Exploration Co.*	282	9,182
Noble Energy, Inc.	755	24,862
Occidental Petroleum Corp.	1,343	90,800
ONEOK, Inc.	374	9,223
Phillips 66	836	68,385
Pioneer Natural Resources Co.	266	33,351
Range Resources Corp.	306	7,531
Schlumberger Ltd.	2,223	155,054
Southwestern Energy Co.*	674	4,792
Spectra Energy Corp.	1,179	28,225
Tesoro Corp.	213	22,444
Transocean Ltd.	611	7,564
Valero Energy Corp.	846	59,821
Williams Cos., Inc.	1,215	31,226

		2,052,314

FINANCIALS (17.6%)
Affiliated Managers Group, Inc.*	95	15,177
Aflac, Inc.	752	45,045
Allstate Corp.	681	42,283
American Express Co.	1,474	102,517
American Int’l. Group, Inc.	2,171	134,537
American Tower Corp.	742	71,937
Ameriprise Financial, Inc.	308	32,777
Aon PLC	484	44,630
Apartment Investment & Management Co. Cl A	274	10,968
Assurant, Inc.	114	9,182

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

AvalonBay Communities, Inc.	239	44,007
Bank of America Corp.	18,318	308,285
Bank of New York Mellon Corp.	1,921	79,184
BB&T Corp.	1,372	51,875
Berkshire Hathaway, Inc. Cl B*	3,298	435,468
BlackRock, Inc.	223	75,936
Boston Properties, Inc.	270	34,436
Capital One Financial Corp.	936	67,560
CBRE Group, Inc.*	508	17,567
Charles Schwab Corp.	2,112	69,548
Chubb Corp.	401	53,189
Chubb Ltd.	572	66,838
Cincinnati Financial Corp.	261	15,443
Citigroup, Inc.	5,232	270,756
CME Group, Inc.	594	53,816
Comerica, Inc.	311	13,009
Crown Castle Int’l. Corp.	585	50,573
Discover Financial Svcs.	751	40,269
E*Trade Financial Corp.*	516	15,294
Equinix, Inc.	107	32,478
Equity Residential	641	52,299
Essex Property Trust, Inc.	115	27,532
Fifth Third Bancorp	1,391	27,959
Franklin Resources, Inc.	667	24,559
General Growth Pptys., Inc.	1,029	27,999
Goldman Sachs Group, Inc.	698	125,801
Hartford Financial Svcs. Group, Inc.	720	31,291
HCP, Inc.	818	31,280
Host Hotels & Resorts, Inc.	1,314	20,157
Huntington Bancshares, Inc.	1,394	15,418
Intercontinental Exchange, Inc.	207	53,046
Invesco Ltd.	747	25,010
Iron Mountain, Inc.	335	9,048
iShares Core S&P 500 ETF	3,939	806,983
JPMorgan Chase & Co.	6,468	427,082
KeyCorp	1,463	19,297
Kimco Realty Corp.	731	19,342
Legg Mason, Inc.	189	7,414
Leucadia National Corp.	585	10,173
Lincoln National Corp.	434	21,813
Loews Corp.	496	19,046
M&T Bank Corp.	282	34,173
Marsh & McLennan Cos., Inc.	918	50,903
McGraw-Hill Financial, Inc.	476	46,924
MetLife, Inc.	1,955	94,251
Moody’s Corp.	301	30,202
Morgan Stanley	2,658	84,551
Nasdaq, Inc.	200	11,634
Navient Corp.	645	7,385
Northern Trust Corp.	383	27,610
People’s United Financial, Inc.	541	8,737
Plum Creek Timber Co., Inc.	306	14,602
PNC Financial Svcs. Grp., Inc.	893	85,112
Principal Financial Grp., Inc.	479	21,545
Progressive Corp.	1,031	32,786
ProLogis, Inc.	921	39,529
Prudential Financial, Inc.	789	64,232
Public Storage	258	63,907
Realty Income Corp.	440	22,717
Regions Financial Corp.	2,314	22,214
Simon Property Group, Inc.	543	105,581
SL Green Realty Corp	173	19,546

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

State Street Corp.	709	47,049
SunTrust Banks, Inc.	893	38,256
Synchrony Financial*	1,466	44,581
T. Rowe Price Group, Inc.	439	31,384
The Macerich Co.	237	19,124
Torchmark Corp.	201	11,489
Travelers Cos., Inc.	537	60,606
U.S. Bancorp	2,891	123,359
Unum Group	424	14,115
Ventas, Inc.	584	32,955
Vornado Realty Trust	312	31,188
Wells Fargo & Co.	8,169	444,067
Welltower, Inc.	622	42,315
Weyerhaeuser Co.	901	27,012
XL Group PLC	525	20,570
Zions Bancorporation	356	9,719

		5,993,063

HEALTH CARE (14.0%)
Abbott Laboratories	2,630	118,113
AbbVie, Inc.	2,876	170,374
Aetna, Inc.	613	66,278
Agilent Technologies, Inc.	584	24,417
Alexion Pharmaceuticals, Inc.*	397	75,728
Allergan PLC*	692	216,250
AmerisourceBergen Corp.	343	35,573
Amgen, Inc.	1,327	215,412
Anthem, Inc.	457	63,724
Bard (C.R.), Inc.	129	24,438
Baxalta, Inc.	950	37,079
Baxter International, Inc.	964	36,777
Becton, Dickinson & Co.	371	57,167
BIOGEN, Inc.*	393	120,396
Boston Scientific Corp.*	2,366	43,629
Bristol-Myers Squibb Co.	2,932	201,692
Cardinal Health, Inc.	578	51,598
Celgene Corp.*	1,385	165,868
Cerner Corp.*	537	32,311
CIGNA Corp.	453	66,287
DaVita HealthCare Partners, Inc.*	291	20,286
DENTSPLY International, Inc.	247	15,030
Edwards Lifesciences Corp.*	378	29,854
Endo International PLC*	366	22,407
Express Scripts Hldg. Co.*	1,189	103,930
Gilead Sciences, Inc.	2,534	256,415
HCA Hldgs., Inc.*	550	37,197
Humana, Inc.	260	46,413
Illumina, Inc.*	256	49,138
Intuitive Surgical, Inc.*	65	35,500
Johnson & Johnson	4,866	499,836
Laboratory Corp. of America Hldgs.*	177	21,884
Lilly (Eli) & Co.	1,719	144,843
Mallinckrodt PLC*	205	15,299
McKesson Corp.	403	79,484
Medtronic PLC	2,471	190,098
Merck & Co., Inc.	4,918	259,769
Mylan NV*	728	39,363
Patterson Cos., Inc.	147	6,646
PerkinElmer, Inc.	200	10,714
Perrigo Co. PLC	257	37,188
Pfizer, Inc.	10,876	351,077
Quest Diagnostics, Inc.	251	17,856
Regeneron Pharmaceuticals, Inc.*	137	74,373

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

Schein (Henry), Inc.*	145	22,938
St. Jude Medical, Inc.	497	30,700
Stryker Corp.	554	51,489
Tenet Healthcare Corp.*	181	5,484
Thermo Fisher Scientific, Inc.	702	99,579
UnitedHealth Group, Inc.	1,679	197,518
Universal Health Svcs., Inc. Cl B	161	19,238
Varian Medical Systems, Inc.*	172	13,898
Vertex Pharmaceuticals, Inc.*	431	54,233
Waters Corp.*	143	19,245
Zimmer Biomet Hldgs., Inc.	300	30,777
Zoetis, Inc.	806	38,624

		4,771,434

INDUSTRIALS (9.3%)
3M Co.	1,084	163,294
Allegion PLC	168	11,075
American Airlines Group, Inc.	1,114	47,178
AMETEK, Inc.	419	22,454
Boeing Co.	1,109	160,350
Caterpillar, Inc.	1,023	69,523
Cintas Corp.	153	13,931
CSX Corp.	1,718	44,582
Cummins, Inc.	290	25,523
Danaher Corp.	1,047	97,245
Deere & Co.	548	41,796
Delta Air Lines, Inc.	1,387	70,307
Dover Corp.	273	16,738
Dun & Bradstreet Corp.	63	6,548
Eaton Corp. PLC	812	42,256
Emerson Electric Co.	1,149	54,957
Equifax, Inc.	208	23,165
Expeditors Int’l. of Wash.	325	14,658
Fastenal Co.	512	20,900
FedEx Corp.	461	68,684
Flowserve Corp.	229	9,636
Fluor Corp.	252	11,899
General Dynamics Corp.	523	71,839
General Electric Co.	16,625	517,869
Grainger (W.W.), Inc.	103	20,867
Honeywell International, Inc.	1,359	140,752
Hunt (J.B.) Transport Svcs., Inc.	159	11,664
Illinois Tool Works, Inc.	576	53,384
Ingersoll-Rand PLC	459	25,378
Jacobs Engineering Group, Inc.*	213	8,935
Kansas City Southern	191	14,262
L-3 Communications Hldgs., Inc.	138	16,492
Lockheed Martin Corp.	466	101,192
Masco Corp.	590	16,697
Nielsen Hldgs. PLC	641	29,871
Norfolk Southern Corp.	527	44,579
Northrop Grumman Corp.	321	60,608
PACCAR, Inc.	625	29,625
Parker Hannifin Corp.	239	23,178
Pentair PLC	319	15,800
Pitney Bowes, Inc.	345	7,124
Precision Castparts Corp.	241	55,914
Quanta Services, Inc.*	283	5,731
Raytheon Co.	531	66,125
Republic Services, Inc.	421	18,520
Robert Half Int’l., Inc.	235	11,078
Robinson (C.H.) Worldwide, Inc.	251	15,567
Rockwell Automation, Inc.	233	23,908

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

Rockwell Collins, Inc.	234	21,598
Roper Technologies, Inc.	177	33,593
Ryder System, Inc.	93	5,285
Snap-on, Inc.	101	17,314
Southwest Airlines Co.	1,147	49,390
Stanley Black & Decker, Inc.	264	28,177
Stericycle, Inc.*	150	18,090
Textron, Inc.	484	20,333
The ADT Corp.	288	9,498
Tyco International PLC	743	23,694
Union Pacific Corp.	1,502	117,456
United Continental Hldgs., Inc.*	654	37,474
United Parcel Service, Inc. Cl B	1,226	117,978
United Rentals, Inc.*	163	11,824
United Technologies Corp.	1,454	139,686
Verisk Analytics, Inc. Cl A*	272	20,911
Waste Management, Inc.	731	39,013
Xylem, Inc.	320	11,680

		3,166,652

INFORMATION TECHNOLOGY (19.2%)
Accenture Ltd. Cl A	1,101	115,055
Activision Blizzard, Inc.	882	34,142
Adobe Systems, Inc.*	879	82,573
Akamai Technologies, Inc.*	314	16,526
Alliance Data Systems Corp.*	107	29,593
Alphabet, Inc. Cl A*	514	399,897
Alphabet, Inc. Cl C*	523	396,613
Amphenol Corp. Cl A	543	28,361
Analog Devices, Inc.	548	30,315
Apple, Inc.	9,840	1,035,757
Applied Materials, Inc.	2,016	37,639
Autodesk, Inc.*	399	24,311
Automatic Data Processing, Inc.	812	68,793
Avago Technologies Ltd.	459	66,624
Broadcom Corp. Cl A	986	57,011
CA, Inc.	549	15,679
Cisco Systems, Inc.	8,946	242,929
Citrix Systems, Inc.*	271	20,501
Cognizant Technology Solutions*	1,071	64,281
Corning, Inc.	2,075	37,931
CSRA, Inc.	239	7,170
eBay, Inc.*	1,942	53,366
Electronic Arts, Inc.*	542	37,246
EMC Corp.	3,411	87,594
F5 Networks, Inc.*	124	12,023
Facebook, Inc. Cl A*	3,997	418,326
Fidelity Nat’l. Information Svcs., Inc.	489	29,633
First Solar, Inc.*	132	8,711
Fiserv, Inc.*	403	36,858
FLIR Systems, Inc.	242	6,793
Harris Corp.	217	18,857
Hewlett Packard Enterprise Co.	3,174	48,245
HP, Inc.	3,177	37,616
Int’l. Business Machines Corp.	1,572	216,339
Intel Corp.	8,293	285,694
Intuit, Inc.	465	44,873
Juniper Networks, Inc.	620	17,112
KLA-Tencor Corp.	273	18,933
Lam Research Corp.	278	22,079
Linear Technology Corp.	423	17,965
MasterCard, Inc. Cl A	1,741	169,504
Microchip Technology, Inc.	358	16,661

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

Micron Technology, Inc.*	1,917	27,145
Microsoft Corp.	14,040	778,939
Motorola Solutions, Inc.	283	19,371
NetApp, Inc.	520	13,796
NVIDIA Corp.	893	29,433
Oracle Corp.	5,633	205,773
Paychex, Inc.	562	29,724
PayPal Hldgs., Inc.*	1,963	71,061
Qorvo, Inc.*	246	12,521
QUALCOMM, Inc.	2,639	131,910
Red Hat, Inc.*	319	26,416
Salesforce.com, inc.*	1,095	85,848
SanDisk Corp.	351	26,672
Seagate Technology PLC	526	19,283
Skyworks Solutions, Inc.	336	25,815
Symantec Corp.	1,184	24,864
TE Connectivity Ltd.	677	43,741
Teradata Corp.*	236	6,235
Texas Instruments, Inc.	1,781	97,617
Total System Services, Inc.	298	14,840
VeriSign, Inc.*	171	14,939
Visa, Inc. Cl A	3,424	265,531
Western Digital Corp.	410	24,621
Western Union Co.	889	15,922
Xerox Corp.	1,682	17,880
Xilinx, Inc.	453	21,277
Yahoo!, Inc.*	1,534	51,021

		6,518,324

MATERIALS (2.6%)
Air Products & Chemicals, Inc.	340	44,237
Airgas, Inc.	115	15,907
Alcoa, Inc.	2,305	22,750
Avery Dennison Corp.	159	9,963
Ball Corp.	240	17,455
CF Industries Hldgs., Inc.	409	16,691
Dow Chemical Co.	1,977	101,776
Du Pont (E.I.) de Nemours & Co.	1,550	103,230
Eastman Chemical Co.	263	17,755
Ecolab, Inc.	466	53,301
FMC Corp.	237	9,274
Freeport-McMoRan Copper & Gold, Inc.	2,059	13,939
Int’l. Flavors & Fragrances, Inc.	142	16,989
International Paper Co.	727	27,408
LyondellBasell Inds. NV Cl A	634	55,095
Martin Marietta Materials, Inc.	117	15,980
Monsanto Co.	775	76,353
Newmont Mining Corp.	930	16,731
Nucor Corp.	558	22,487
Owens-Illinois, Inc.*	291	5,069
PPG Industries, Inc.	474	46,841
Praxair, Inc.	500	51,200
Sealed Air Corp.	351	15,655
Sherwin-Williams Co.	139	36,084
The Mosaic Co.	590	16,278
Vulcan Materials Co.	235	22,318
WestRock Co.	452	20,639

		871,405

TELECOMMUNICATION SERVICES (2.3%)
AT&T, Inc.	10,805	371,800
CenturyLink, Inc.	965	24,279
Frontier Communications Corp.	2,028	9,471
Level 3 Communications, Inc.*	507	27,561
Verizon Communications, Inc.	7,152	330,565

		763,676

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

UTILITIES (2.8%)
AES Corp.	1,173	11,226
AGL Resources, Inc.	211	13,464
Ameren Corp.	430	18,589
American Electric Power Co., Inc.	863	50,287
CenterPoint Energy, Inc.	763	14,009
CMS Energy Corp.	487	17,571
Consolidated Edison, Inc.	516	33,163
Dominion Resources, Inc.	1,046	70,751
DTE Energy Co.	313	25,099
Duke Energy Corp.	1,211	86,453
Edison International	571	33,809
Entergy Corp.	313	21,397
Eversource Energy	555	28,344
Exelon Corp.	1,606	44,599
FirstEnergy Corp.	748	23,734
NextEra Energy, Inc.	808	83,943
NiSource, Inc.	555	10,828
NRG Energy, Inc.	559	6,579
Pepco Hldgs., Inc.	442	11,496
PG&E Corp.	859	45,690
Pinnacle West Capital Corp.	193	12,445
PPL Corp.	1,181	40,308
Public Svc. Enterprise Group, Inc.	885	34,241
SCANA Corp.	251	15,183
Sempra Energy	413	38,826
Southern Co.	1,590	74,396
TECO Energy, Inc.	411	10,953
WEC Energy Group, Inc.	553	28,374
Xcel Energy, Inc.	889	31,924

		937,681

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $26,358,316) 95.0%		32,295,673

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.2%)
U.S. Treasury Bill (1)	A-1+	0.16	03/24/16	900,000	899,668
U.S. Treasury Bill (1)	A-1+	0.17	03/24/16	200,000	199,919

					1,099,587

U.S. GOVERNMENT AGENCIES (1.5%)
FHLMC	A-1+	0.18	02/12/16	500,000	499,895

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,599,482) 4.7%					1,599,482

TOTAL INVESTMENTS (Cost: $27,957,798) 99.7%					33,895,155

OTHER NET ASSETS 0.3%					99,433

NET ASSETS 100.0%					$33,994,588

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.2%)
Aaron’s, Inc.	830	18,584
Abercrombie & Fitch Co. Cl A	857	23,139
AMC Networks, Inc. Cl A*	747	55,786
American Eagle Outfitters, Inc.	2,267	35,139
Ascena Retail Group, Inc.*	2,215	21,818
Big Lots, Inc.	625	24,088
Brinker International, Inc.	718	34,428
Brunswick Corp.	1,138	57,480
Buffalo Wild Wings, Inc.*	235	37,518
Cabela’s, Inc.*	631	29,487
Cable One, Inc.	54	23,418
CalAtlantic Group, Inc.	931	35,304
Carter’s, Inc.	647	57,602
Cheesecake Factory, Inc.	550	25,361
Chico’s FAS, Inc.	1,795	19,153
Cinemark Hldgs., Inc.	1,332	44,529
Cracker Barrel Old Country Store, Inc.	290	36,781
CST Brands, Inc.	941	36,831
Dana Hldg. Corp.	1,946	26,855
Deckers Outdoor Corp.*	408	19,258
Devry Education Group Inc.	728	18,426
Dick’s Sporting Goods, Inc.	1,114	39,380
Domino’s Pizza, Inc.	681	75,761
DreamWorks Animation SKG Cl A*	904	23,296
Dunkin’ Brands Group, Inc.	1,145	48,766
Foot Locker, Inc.	1,711	111,369
Gentex Corp.	3,621	57,972
Graham Hldgs. Co. Cl B	57	27,643
Guess?, Inc.	828	15,633
HSN, Inc.	398	20,167
International Speedway Corp. Cl A	326	10,993
Jack in the Box, Inc.	434	33,292
Jarden Corp.*	2,566	146,568
Kate Spade & Co.*	1,627	28,912
KB Home	1,194	14,722
Live Nation Entertainment, Inc.*	1,820	44,717
LKQ Corp.*	3,800	112,594
MDC Hldgs., Inc.	513	13,097
Meredith Corp.	469	20,284
Murphy USA, Inc.*	476	28,912
New York Times Co. Cl A	1,482	19,888
NVR, Inc.*	46	75,578
Office Depot, Inc.*	6,016	33,930
Panera Bread Co. Cl A*	299	58,239
Penney (J.C.) Co., Inc.*	3,782	25,188
Polaris Industries, Inc.	767	65,924
Rent-A-Center, Inc.	607	9,087
Service Corp. International	2,473	64,347
Skechers U.S.A., Inc. Cl A*	1,620	48,940
Sotheby’s	758	19,526
Tempur Sealy Int’l., Inc.*	777	54,747
The Wendy’s Co.	2,743	29,542
Thor Industries, Inc.	556	31,219
Time, Inc.	1,315	20,606
Toll Brothers, Inc.*	2,021	67,299
TRI Pointe Group, Inc.*	1,746	22,122

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

Tupperware Brands Corp.	629	35,004
Vista Outdoor, Inc.*	758	33,739
Wiley (John) & Sons, Inc. Cl A	623	28,054
Williams-Sonoma, Inc.	1,048	61,214

		2,359,256

CONSUMER STAPLES (3.4%)
Avon Products, Inc.	5,671	22,968
Boston Beer Co., Inc. Cl A*	115	23,220
Casey’s General Stores, Inc.	490	59,021
Dean Foods Co.	1,167	20,014
Edgewell Personal Care Co.	743	58,229
Energizer Hldgs., Inc.	749	25,511
Flowers Foods, Inc.	2,333	50,136
Hain Celestial Group, Inc.*	1,302	52,588
Ingredion, Inc.	878	84,148
Lancaster Colony Corp.	246	28,403
Post Hldgs., Inc.*	772	47,632
SUPERVALU, Inc.*	3,330	22,577
Tootsie Roll Industries, Inc.	231	7,297
TreeHouse Foods, Inc.*	545	42,761
United Natural Foods, Inc.*	629	24,757
WhiteWave Foods Co. Cl A*	2,178	84,746

		654,008

ENERGY (2.8%)
Atwood Oceanics, Inc.	675	6,905
California Resources Corp.	3,621	8,437
Denbury Resources, Inc.	3,873	7,823
Dril-Quip, Inc.*	474	28,075
Energen Corp.	987	40,457
Gulfport Energy Corp.*	1,349	33,145
HollyFrontier Corp.	2,285	91,149
Nabors Industries Ltd.	3,634	30,925
Noble Corp. PLC	3,059	32,272
Oceaneering Int’l., Inc.	1,211	45,437
Oil States International, Inc.*	644	17,549
Patterson-UTI Energy, Inc.	1,786	26,933
QEP Resources, Inc.	1,969	26,385
Rowan Companies PLC Cl A	1,572	26,645
SM Energy Co.	828	16,278
Superior Energy Services, Inc.	1,834	24,704
Western Refining, Inc.	881	31,381
World Fuel Services Corp.	902	34,691
WPX Energy, Inc.*	2,975	17,077

		546,268

FINANCIALS (30.8%)
Alexander & Baldwin, Inc.	559	19,738
Alexandria Real Estate Equities, Inc.	899	81,234
Alleghany Corp.*	192	91,763
American Campus Communities, Inc.	1,393	57,587
American Financial Group, Inc.	878	63,286
Aspen Insurance Hldgs. Ltd.	762	36,805
Associated Banc-Corp.	1,855	34,781
BancorpSouth, Inc.	1,076	25,813
Bank of Hawaii Corp.	522	32,834
Bank of the Ozarks, Inc.	987	48,817
Berkley (W.R.) Corp.	1,234	67,562
BioMed Realty Trust, Inc.	2,542	60,220
Brown & Brown, Inc.	1,447	46,449
Camden Property Trust	1,067	81,903
Care Capital Pptys., Inc.	1,013	30,967
Cathay General Bancorp	942	29,513

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

CBOE Holdings, Inc.	1,014	65,809
CNO Financial Group, Inc.	2,280	43,525
Commerce Bancshares, Inc.	1,036	44,071
Communications Sales & Leasing*	1,505	28,128
Corporate Office Pptys. Trust	1,153	25,170
Corrections Corp. of America	1,457	38,596
Cullen/Frost Bankers, Inc.	665	39,900
Douglas Emmett, Inc.	1,748	54,503
Duke Realty Corp.	4,309	90,575
East West Bancorp, Inc.	1,801	74,850
Eaton Vance Corp.	1,436	46,569
Endurance Specialty Hldgs. Ltd.	757	48,440
Equity One, Inc.	896	24,326
Everest Re Group Ltd.	530	97,038
Extra Space Storage, Inc.	1,526	134,608
FactSet Research Systems, Inc.	519	84,374
Federal Realty Investment Trust	856	125,062
Federated Investors, Inc. Cl B	1,142	32,718
First American Financial Corp.	1,353	48,573
First Horizon National Corp.	3,029	43,981
First Niagara Financial Group, Inc.	4,451	48,293
FirstMerit Corp.	2,056	38,344
Fulton Financial Corp.	2,108	27,425
Gallagher (Arthur J.) & Co.	2,203	90,191
Genworth Financial, Inc.*	6,223	23,212
Hancock Hldg. Co.	989	24,893
Hanover Insurance Group, Inc.	527	42,866
Highwoods Properties, Inc.	1,180	51,448
Hospitality Properties Trust	1,886	49,319
International Bancshares Corp.	718	18,453
iShares Core S&P Mid-Cap ETF	7,296	1,016,911
Janus Capital Group, Inc.	1,750	24,658
Jones Lang LaSalle, Inc.	563	90,001
Kemper Corp.	622	23,170
Kilroy Realty Corp.	1,140	72,139
Lamar Advertising Co. Cl A	1,031	61,839
LaSalle Hotel Pptys.	1,430	35,979
Liberty Property Trust	1,824	56,635
Mack-Cali Realty Corp.	1,102	25,732
MarketAxess Hldgs., Inc.	464	51,778
Mercury General Corp.	438	20,398
Mid-America Apt. Communities, Inc.	924	83,908
MSCI, Inc. Cl A	1,145	82,589
National Retail Pptys., Inc.	1,700	68,085
New York Community Bancorp, Inc.	6,001	97,936
Old Republic Int’l. Corp.	3,016	56,188
Omega Healthcare Investors, Inc.	2,009	70,275
PacWest Bancorp	1,388	59,823
Post Properties, Inc.	684	40,465
Potlatch Corp.	476	14,394
Primerica, Inc.	595	28,102
Prosperity Bancshares, Inc.	815	39,006
Raymond James Financial, Inc.	1,564	90,665
Rayonier, Inc.	1,557	34,565
Regency Centers Corp.	1,157	78,815
Reinsurance Grp. of America, Inc.	823	70,408
RenaissanceRe Hldgs. Ltd.	540	61,123
RMR Group, Inc. Cl A*	1	9
SEI Investments Co.	1,706	89,394
Senior Housing Pptys. Trust	2,948	43,748
Signature Bank*	623	95,550

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

SLM Corp.*	5,194	33,865
Sovran Self Storage, Inc.	444	47,646
StanCorp Financial Group, Inc.	527	60,015
Stifel Financial Corp.*	873	36,980
SVB Financial Group*	630	74,907
Synovus Financial Corp.	1,597	51,711
Tanger Factory Outlet Centers, Inc.	1,149	37,572
Taubman Centers, Inc.	751	57,617
TCF Financial Corp.	2,081	29,384
Trustmark Corp.	873	20,114
UDR, Inc.	3,235	121,539
Umpqua Hldgs. Corp.	2,731	43,423
Urban Edge Pptys.	1,111	26,053
Valley National Bancorp	2,745	27,038
Waddell & Reed Financial, Inc. Cl A	1,026	29,405
Washington Federal, Inc.	1,158	27,595
Webster Financial Corp.	1,128	41,950
Weingarten Realty Investors	1,433	49,553
WisdomTree Investments, Inc.	1,369	21,466
WP Glimcher, Inc.	2,269	24,074

		5,960,727

HEALTH CARE (9.4%)
Akorn, Inc.*	1,003	37,422
Align Technology, Inc.*	903	59,463
Allscripts Healthcare Solutions, Inc.*	2,327	35,789
Amsurg Corp.*	689	52,364
Bio-Rad Laboratories, Inc. Cl A*	253	35,081
Bio-Techne Corp.	474	42,660
Catalent, Inc.*	1,211	30,311
Centene Corp.*	1,484	97,662
Charles River Laboratories Int’l., Inc.*	580	46,626
Community Health Systems, Inc.*	1,440	38,203
Cooper Companies, Inc.	600	80,520
Halyard Health, Inc.*	592	19,779
Health Net, Inc.*	967	66,201
Hill-Rom Hldgs., Inc.	705	33,882
Hologic, Inc.*	3,039	117,579
IDEXX Laboratories, Inc.*	1,138	82,983
LifePoint Health, Inc.*	549	40,297
LivaNova PLC*	510	30,279
MEDNAX, Inc.*	1,168	83,699
Mettler-Toledo Int’l., Inc.*	339	114,965
Molina Healthcare, Inc.*	504	30,306
Owens & Minor, Inc.	757	27,237
PAREXEL International Corp.*	676	46,049
ResMed, Inc.	1,740	93,421
Sirona Dental Systems, Inc.*	693	75,932
STERIS PLC	1,069	80,538
Teleflex, Inc.	513	67,434
United Therapeutics Corp.*	565	88,485
VCA Inc.*	1,013	55,715
WellCare Health Plans, Inc.*	550	43,016
West Pharmaceutical Svcs, Inc.	887	53,415

		1,807,313

INDUSTRIALS (14.3%)
Acuity Brands, Inc.	543	126,953
AECOM*	1,859	55,826
AGCO Corp.	906	41,123
Alaska Air Group, Inc.	1,579	127,125
B/E Aerospace, Inc.	1,277	54,106
Carlisle Cos., Inc.	803	71,218

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

CEB, Inc.	426	26,152
CLARCOR, Inc.	633	31,447
Clean Harbors, Inc.*	672	27,989
Copart, Inc.*	1,261	47,931
Crane Co.	600	28,704
Deluxe Corp.	608	33,160
Donaldson Co., Inc.	1,559	44,681
Donnelley (R.R.) & Sons Co.	2,630	38,714
Esterline Technologies Corp.*	375	30,375
Fortune Brands Home & Security, Inc.	1,977	109,724
FTI Consulting, Inc.*	536	18,578
GATX Corp.	543	23,105
Genesee & Wyoming, Inc. Cl A*	704	37,798
Graco, Inc.	700	50,449
Granite Construction, Inc.	480	20,597
HNI Corp.	545	19,653
Hubbell, Inc.	666	67,293
Huntington Ingalls Industries, Inc.	579	73,446
IDEX Corp.	941	72,090
ITT Corp.	1,109	40,279
JetBlue Airways Corp*	3,921	88,811
Joy Global, Inc.	1,206	15,208
KBR, Inc.	1,816	30,727
Kennametal, Inc.	1,003	19,258
Kirby Corp.*	674	35,466
KLX, Inc.*	644	19,829
Landstar System, Inc.	525	30,791
Lennox International, Inc.	497	62,075
Lincoln Electric Hldgs., Inc.	832	43,172
Manpowergroup, Inc.	920	77,547
Miller (Herman), Inc.	758	21,755
MSA Safety, Inc.	384	16,692
MSC Industrial Direct Co., Inc. Cl A	593	33,368
Nordson Corp.	665	42,660
NOW, Inc.*	1,387	21,942
Old Dominion Freight Line, Inc.*	855	50,505
Orbital ATK, Inc.	734	65,576
Oshkosh Corp.	925	36,112
Regal Beloit Corp.	543	31,776
Rollins, Inc.	1,175	30,433
Smith (A.O.) Corp.	925	70,864
Teledyne Technologies, Inc.*	436	38,673
Terex Corp.	1,391	25,706
Timken Co.	870	24,873
Toro Co.	689	50,345
Towers Watson & Co. Cl A	855	109,833
Trinity Industries, Inc.	1,921	46,142
Triumph Group, Inc.	599	23,810
Valmont Industries, Inc.	285	30,216
Wabtec Corp.	1,201	85,415
Waste Connections, Inc.	1,510	85,043
Watsco, Inc.	326	38,184
Werner Enterprises, Inc.	556	13,005
Woodward, Inc.	699	34,712

		2,769,040

INFORMATION TECHNOLOGY (15.8%)
3D Systems Corp.*	1,412	12,270
ACI Worldwide, Inc.*	1,442	30,859
Acxiom Corp.*	951	19,895
Advanced Micro Devices, Inc.*	8,165	23,434
ANSYS, Inc.*	1,104	102,120

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

ARRIS Group, Inc.*	1,663	50,838
Arrow Electronics, Inc.*	1,138	61,657
Atmel Corp.	5,222	44,961
Avnet, Inc.	1,635	70,043
Belden, Inc.	516	24,603
Broadridge Financial Solutions, Inc.	1,491	80,111
Cadence Design Systems, Inc.*	3,679	76,560
CDK Global, Inc.	1,964	93,231
Ciena Corp.*	1,567	32,421
Cognex Corp	1,068	36,066
CommVault Systems, Inc.*	546	21,485
Computer Sciences Corp.	1,718	56,144
Convergys Corp.	1,247	31,038
CoreLogic, Inc.*	1,106	37,449
Cree, Inc.*	1,285	34,271
Cypress Semiconductor Corp.	4,159	40,800
Diebold, Inc.	832	25,035
DST Systems, Inc.	397	45,282
Fair Isaac Corp.	394	37,107
Fairchild Semiconductor Int’l., Inc.*	1,450	30,030
FEI Company	523	41,730
Fortinet, Inc.*	1,852	57,727
Gartner, Inc.*	1,031	93,512
Global Payments, Inc.	1,606	103,603
Henry (Jack) & Associates, Inc.	983	76,733
Ingram Micro, Inc. Cl A	1,904	57,844
Integrated Device Technology, Inc.*	1,824	48,062
InterDigital, Inc.	423	20,744
Intersil Corp. Cl A	1,680	21,437
IPG Photonics Corp.*	454	40,479
j2 Global, Inc.	563	46,346
Jabil Circuit, Inc.	2,317	53,963
Keysight Technologies, Inc.*	2,107	59,691
Knowles Corp.*	1,121	14,943
Leidos Hldgs., Inc.	804	45,233
Lexmark International, Inc. Cl A	754	24,467
Manhattan Associates, Inc.*	896	59,288
MAXIMUS, Inc.	829	46,631
Mentor Graphics Corp.	1,238	22,804
National Instruments Corp.	1,246	35,748
NCR Corp.*	1,544	37,766
NetScout Systems, Inc.*	1,216	37,331
NeuStar, Inc. Cl A*	662	15,868
Plantronics, Inc.	416	19,727
Polycom, Inc.*	1,705	21,466
PTC, Inc.*	1,391	48,170
Rackspace Hosting, Inc.*	1,393	35,271
Science Applications Int’l. Corp.	521	23,851
Silicon Laboratories, Inc.*	467	22,668
SolarWinds, Inc.*	788	46,413
Solera Hldgs., Inc.	838	45,948
SunEdison, Inc.*	3,865	19,673
Synaptics, Inc.*	454	36,474
SYNNEX Corp.	359	32,285
Synopsys, Inc.*	1,931	88,073
Tech Data Corp.*	418	27,747
Teradyne, Inc.	2,566	53,039
Trimble Navigation Ltd.*	3,129	67,117
Tyler Technologies, Inc.*	399	69,554
Ultimate Software Group, Inc.*	359	70,188
VeriFone Systems, Inc.*	1,395	39,088

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

Vishay Intertechnology, Inc.	1,604	19,328
WEX, Inc.*	487	43,051
Zebra Technologies Corp. Cl A*	646	44,994

		3,053,785

MATERIALS (6.1%)
Albemarle Corp.	1,374	76,958
Allegheny Technologies, Inc.	1,389	15,626
AptarGroup, Inc.	763	55,432
Ashland, Inc.	788	80,928
Bemis Co., Inc.	1,193	53,315
Cabot Corp.	774	31,641
Carpenter Technology Corp.	638	19,312
Commercial Metals Co.	1,462	20,015
Compass Minerals Int’l., Inc.	416	31,312
Domtar Corp.	753	27,823
Eagle Materials, Inc.	612	36,983
Greif, Inc. Cl A	303	9,335
Louisiana-Pacific Corp.*	1,718	30,941
Minerals Technologies, Inc.	434	19,903
NewMarket Corp.	125	47,591
Olin Corp.	2,076	35,832
Packaging Corp. of America	1,202	75,786
PolyOne Corp.	1,046	33,221
Reliance Steel & Aluminum Co.	874	50,613
Royal Gold, Inc.	791	28,848
RPM International, Inc.	1,646	72,523
Scotts Miracle-Gro Co. Cl A	564	36,384
Sensient Technologies Corp.	563	35,368
Silgan Hldgs., Inc.	492	26,430
Sonoco Products Co.	1,272	51,987
Steel Dynamics, Inc.	2,997	53,556
The Chemours Co.	2,406	12,896
United States Steel Corp.	1,820	14,524
Valspar Corp.	905	75,070
Worthington Industries, Inc.	552	16,637

		1,176,790

TELECOMMUNICATION SERVICES (0.2%)
Telephone & Data Systems, Inc.	1,200	31,068

UTILITIES (4.8%)
Alliant Energy Corp.	1,402	87,555
Aqua America, Inc.	2,171	64,696
Atmos Energy Corp.	1,243	78,359
Black Hills Corp.	625	29,019
Cleco Corp.	761	39,732
Great Plains Energy, Inc.	1,876	51,234
Hawaiian Electric Industries, Inc.	1,320	38,214
Idacorp, Inc.	632	42,976
MDU Resources Group, Inc.	2,441	44,719
National Fuel Gas Co.	1,033	44,161
OGE Energy Corp.	2,476	65,094
ONE Gas, Inc.	632	31,707
PNM Resources, Inc.	980	29,959
Questar Corp.	2,175	42,369
Talen Energy Corp.*	895	5,576
UGI Corp.	2,152	72,652
Vectren Corp.	1,036	43,947
Westar Energy, Inc.	1,738	73,709
WGL Hldgs., Inc.	623	39,243

		924,921

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $17,021,043) 99.8%	19,283,176

TOTAL INVESTMENTS (Cost: $17,021,043) 99.8%	19,283,176

OTHER NET ASSETS 0.2%	$32,278

NET ASSETS 100.0%	$19,315,454

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (10.8%)
Bassett Furniture Industries, Inc.	5,638	141,401
Carmike Cinemas, Inc.*	1,691	38,792
CST Brands, Inc.	1,831	71,665
Diamond Resorts Int’l., Inc.*	9,479	241,804
FTD Companies, Inc.*	1,311	34,309
Houghton Mifflin Harcourt Co.*	7,228	157,426
Intrawest Resorts Hldgs., Inc.*	3,945	30,850
Ruby Tuesday, Inc.*	8,593	47,347
Select Comfort Corp.*	3,506	75,063
Stage Stores, Inc.	2,362	21,518
The Men’s Wearhouse, Inc.	1,497	21,976
Unifi, Inc.*	1,093	30,768
Vista Outdoor, Inc.*	1,129	50,252

		963,171

CONSUMER STAPLES (2.8%)
Crimson Wine Group Ltd.*	10,671	93,905
Farmer Brothers Co.*	2,421	78,126
Vector Group Ltd.	3,252	76,715

		248,746

ENERGY (3.7%)
Abraxas Petroleum Corp.*	10,356	10,977
C&J Energy Services Ltd.*	2,245	10,686
Carrizo Oil and Gas, Inc.*	1,457	43,098
CrossAmerica Partners LP	1,161	30,093
Matrix Service Co.*	1,035	21,259
PBF Energy, Inc.	4,084	150,332
PDC Energy, Inc.*	1,160	61,921

		328,366

FINANCIALS (40.5%)
Agree Realty Corp.	680	23,113
Alexander’s, Inc.	91	34,954
American Equity Investment Life Hldg. Co.	2,128	51,136
Ashford Hospitality Prime, Inc.	1,296	18,791
Ashford Hospitality Trust, Inc.	2,983	18,823
Aspen Insurance Hldgs. Ltd.	1,786	86,264
BancFirst Corp.	1,297	76,030
Bank of Marin Bancorp	1,054	56,284
Banner Corp.	2,114	96,948
Brookline Bancorp, Inc.	8,007	92,081
Bryn Mawr Bank Corp.	2,343	67,291
Charter Financial Corp.	3,866	51,070
Chatham Lodging Trust	3,260	66,765
Chesapeake Lodging Trust	3,104	78,097
Colony Capital, Inc. Cl A	2,817	54,875
Columbia Banking System, Inc.	851	27,666
Customers Bancorp, Inc.*	3,325	90,507
Dime Community Bancshares	3,750	65,588
Eagle Bancorp, Inc.*	1,259	63,542
Easterly Acquisition Corp.*	6,670	66,833
Easterly Government Pptys.	4,660	80,059
EastGroup Properties, Inc.	533	29,640
Ellington Financial LLC	6,953	116,671
Enterprise Financial Svcs. Corp.	2,449	69,429
Equity Lifestyle Properties, Inc.	1,365	91,005
FBR & Co.	1,007	20,039
FelCor Lodging Trust, Inc.	12,656	92,389
First Connecticut Bancorp, Inc.	1,304	22,703

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

First Interstate BancSytem, Inc.	2,565	74,565
Flushing Financial Corp.	2,262	48,950
Forest City Enterprises, Inc. Cl A*	5,710	125,220
Glacier Bancorp, Inc.	2,626	69,668
Hanmi Financial Corp.	1,692	40,134
Highwoods Properties, Inc.	2,467	107,561
Investors Bancorp, Inc.	7,741	96,298
Janus Capital Group, Inc.	3,394	47,821
Marlin Business Svcs. Corp.	2,852	45,803
MB Financial, Inc.	1,621	52,472
Northfield Bancorp, Inc.	5,863	93,339
Pace Hldgs. Corp.*	6,530	65,953
Parkway Properties, Inc.	2,916	45,577
Pennsylvania REIT	3,533	77,267
PrivateBancorp, Inc.	2,578	105,750
Prosperity Bancshares, Inc.	1,150	55,039
Selective Insurance Group, Inc.	2,010	67,496
Sovran Self Storage, Inc.	474	50,865
Stock Yards Bancorp, Inc.	3,018	114,050
SVB Financial Group*	1,337	158,969
Symetra Financial Corp.	5,853	185,950
Terreno Realty Corp.	2,360	53,383
The GEO Group, Inc.	1,737	50,217
Trico Bancshares	492	13,500
UMB Financial Corp.	808	37,612
Urstadt Biddle Pptys., Inc. Cl A	1,907	36,691

		3,628,743

HEALTH CARE (5.3%)
Albany Molecular Research, Inc.*	1,827	36,266
Amsurg Corp.*	1,002	76,152
Civitas Solutions, Inc.*	781	22,485
Emergent Biosolutions, Inc.*	766	30,648
Ensign Group, Inc.	1,080	24,440
Harvard Bioscience, Inc.*	7,556	26,219
Kindred Healthcare, Inc.	2,137	25,452
Pacific Biosciences of CA, Inc.*	4,820	63,287
QLT, Inc.*	10,182	27,084
Supernus Pharmaceuticals, Inc.*	5,817	78,180
Universal American Corp.	3,506	24,542
Wright Medical Group NV*	1,833	44,322

		479,077

INDUSTRIALS (12.1%)
Alaska Air Group, Inc.	1,621	130,507
AZZ, Inc.	2,477	137,647
Deluxe Corp.	1,472	80,283
Encore Wire Corp.	2,280	84,565
Miller Industries, Inc.	5,582	121,576
Mueller Industries, Inc.	7,441	201,649
Old Dominion Freight Line, Inc.*	1,430	84,470
Orbital ATK, Inc.	1,623	144,999
Steelcase, Inc.	3,843	57,261
Uti Worldwide, Inc.*	5,834	41,013
VSE Corp.	53	3,296

		1,087,266

INFORMATION TECHNOLOGY (9.9%)
Aerohive Networks, Inc.*	5,318	27,175
Anixter International, Inc.*	661	39,918
CalAmp Corp.*	2,782	55,445
Cirrus Logic, Inc.*	743	21,941
Imation Corp.*	6,675	9,145
LogMeIn, Inc.*	822	55,156
MaxLinear, Inc. Cl A*	2,426	35,735

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

MKS Instruments, Inc.	1,710	61,560
Nanometrics, Inc.*	1,404	21,257
Nova Measuring Instruments Ltd.*	2,874	28,165
Perficient, Inc.*	2,022	34,617
Plexus Corp.*	892	31,149
PMC-Sierra, Inc.*	1,340	15,571
Proofpoint, Inc.*	1,562	101,546
QLogic Corp.*	4,004	48,849
Richardson Electronics Ltd.	12,249	69,452
Rogers Corp.*	1,112	57,346
SYNNEX Corp.	1,125	101,171
Xura, Inc.*	2,958	72,708

		887,906

MATERIALS (4.5%)
Boise Cascade Co.*	1,750	44,678
Ferro Corp.*	1,553	17,269
Kaiser Aluminum Corp.	2,360	197,438
Kraton Performance Polymers, Inc.*	3,188	52,953
Schnitzer Steel Industries, Inc. Cl A	1,530	21,986
Silgan Hldgs., Inc.	1,351	72,576

		406,900

TELECOMMUNICATION SERVICES (1.1%)
Consolidated Comms. Hldgs., Inc.	1,931	40,454
ORBCOMM, Inc.*	7,367	53,337

		93,791

UTILITIES (5.7%)
Avista Corp.	2,473	87,470
Black Hills Corp.	1,200	55,716
Idacorp, Inc.	1,543	104,924
Northwest Natural Gas Co.	1,063	53,798
NorthWestern Corp.	1,131	61,357
PNM Resources, Inc.	2,828	86,452
Portland General Electric Co.	1,790	65,102

		514,819

TOTAL COMMON STOCKS (Cost: $7,614,534) 96.4%		8,638,785

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.2%)
U.S. Treasury Bill	A-1+	0.17	03/24/16	200,000	199,919

U.S. GOVERNMENT AGENCIES (1.1%)
FHLMC	A-1+	0.18	02/12/16	100,000	99,979

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $299,898) 3.3%					299,898

TOTAL INVESTMENTS (Cost: $7,914,432) 99.7%					8,938,683

OTHER NET ASSETS 0.3%					27,702

NET ASSETS 100.0%					$8,966,385

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (15.0%)
2U, Inc.*	1,010	28,260
Carmike Cinemas, Inc.*	1,843	42,267
CST Brands, Inc.	4,105	160,669
Diamond Resorts Int’l., Inc.*	3,281	83,709
Drew Industries, Inc.	770	46,867
Five Below, Inc.*	1,323	42,462
Gentherm, Inc.*	545	25,833
Haverty Furniture Cos., Inc.	3,320	71,181
Houghton Mifflin Harcourt Co.*	2,293	49,946
HSN, Inc.	1,122	56,857
Intrawest Resorts Hldgs., Inc.*	3,292	25,747
Panera Bread Co. Cl A*	280	54,538
Performance Sports Group Ltd.*	3,884	37,403
Popeyes Louisiana Kitchen, Inc.*	784	45,835
Red Robin Gourmet Burgers, Inc.*	760	46,941
Select Comfort Corp.*	3,457	74,004
Steve Madden Ltd.*	1,571	47,464
Vista Outdoor, Inc.*	846	37,655

		977,638

CONSUMER STAPLES (3.6%)
Boston Beer Co., Inc. Cl A*	109	22,008
Casey’s General Stores, Inc.	371	44,687
Vector Group Ltd.	1,754	41,377
Village Super Market, Inc. Cl A	1,775	46,761
WD-40 Co.	823	81,189

		236,022

ENERGY (1.2%)
Gulfport Energy Corp.*	612	15,037
Matador Resources Co.*	2,065	40,825
Western Refining, Inc.	591	21,051

		76,913

FINANCIALS (8.1%)
Bank of the Ozarks, Inc.	703	34,770
Chesapeake Lodging Trust	1,238	31,148
CubeSmart	1,642	50,278
Easterly Government Pptys.	1,882	32,333
FBL Financial Group, Inc. Cl A	704	44,803
Heritage Financial Corp.	2,152	40,544
Investors Bancorp, Inc.	5,585	69,476
Pinnacle Financial Partners, Inc.	925	47,508
QTS Realty Trust, Inc.	1,387	62,568
Sabra Health Care REIT, Inc.	1,427	28,860
Safety Insurance Group, Inc.	1,016	57,282
Starwood Property Trust, Inc.	1,426	29,321

		528,891

HEALTH CARE (25.9%)
Abiomed, Inc.*	673	60,731
Acadia Healthcare Co., Inc.*	836	52,217
ACADIA Pharmaceuticals, Inc.*	1,149	40,962
Acceleron Pharma, Inc.*	637	31,060
Acorda Therapeutics, Inc.*	960	41,047
Agios Pharmaceuticals, Inc.*	244	15,840
Albany Molecular Research, Inc.*	902	17,906
Alnylam Pharmaceuticals, Inc.*	310	29,183
Anacor Pharmaceuticals, Inc.*	382	43,155
Ani Pharmaceuticals, Inc.*	453	20,460
Anika Therapeutics, Inc.*	1,025	39,125
BioSpecifics Technologies Corp.*	808	34,733

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

Catalent, Inc.*	1,029	25,756
Cepheid, Inc.*	805	29,414
DexCom, Inc.*	521	42,670
Dyax Corp.*	1,246	46,875
Dynavax Technologies Corp.*	325	7,852
Emergent Biosolutions, Inc.*	2,224	88,982
Ensign Group, Inc.	2,254	50,999
Insulet Corp.*	1,118	42,253
Intersect ENT, Inc.*	1,364	30,690
Karyopharm Therapeutics, Inc.*	1,296	17,169
Kite Pharma, Inc.*	234	14,419
Lannett Co., Inc.*	926	37,151
Medicines Co.*	667	24,902
Medidata Solutions, Inc.*	835	41,162
Neogen Corp.*	655	37,021
Neurocrine Biosciences, Inc.*	1,060	59,964
NuVasive, Inc.*	553	29,923
Omeros Corp.*	1,715	26,979
Omnicell, Inc.*	2,267	70,446
Pacific Biosciences of CA, Inc.*	772	10,136
Pacira Pharmaceuticals, Inc.*	342	26,247
PAREXEL International Corp.*	723	49,271
PTC Therapeutics, Inc.*	260	8,424
Radius Health, Inc.*	536	32,985
Sarepta Therapeutics, Inc.*	851	32,828
Sorrento Therapeutics, Inc.*	2,262	19,702
STAAR Surgical Co.*	3,117	22,255
STERIS PLC	654	49,272
Supernus Pharmaceuticals, Inc.*	2,961	39,799
Team Health Hldgs., Inc.*	993	43,587
TESARO, Inc.*	586	30,660
Ultragenyx Pharmaceutical, Inc.*	484	54,295
WellCare Health Plans, Inc.*	909	71,093
Wright Medical Group NV*	1,906	46,087

		1,687,687

INDUSTRIALS (12.9%)
Allegiant Travel Co.	376	63,154
Astronics Corp.*	3,806	154,947
AZZ, Inc.	1,435	79,754
CEB, Inc.	610	37,423
Covenant Transportation Group Cl A*	1,851	34,965
EnPro Industries, Inc.	963	42,222
Forward Air Corp.	1,035	44,515
Generac Hldgs., Inc.*	943	28,073
Healthcare Svcs. Group, Inc.	1,848	64,447
Mueller Water Products, Inc. Cl A	6,143	52,831
Sun Hydraulics Corp.	1,664	52,783
Teledyne Technologies, Inc.*	582	51,597
The Advisory Board Co.*	1,425	70,694
Trex Co., Inc.*	1,688	64,215

		841,620

INFORMATION TECHNOLOGY (23.1%)
Ambarella, Inc.*	575	32,051
Apigee Corp.*	816	6,552
ARRIS Group, Inc.*	1,530	46,772
Blackhawk Network Hldgs., Inc.*	1,046	46,222
CalAmp Corp.*	2,519	50,206
Cavium, Inc.*	1,039	68,260
Cimpress NV*	280	22,719
Cognex Corp	506	17,088
comScore, Inc.*	1,250	51,417

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

Cornerstone OnDemand, Inc.*	1,020	35,221
DTS, Inc.*	1,224	27,638
Envestnet, Inc.*	528	15,761
Euronet Worldwide, Inc.*	535	38,750
FARO Technologies, Inc.*	1,949	57,534
Globant SA*	1,154	43,287
Guidewire Software, Inc.*	633	38,051
Heartland Payment Systems, Inc.	304	28,825
Imperva, Inc.*	737	46,634
j2 Global, Inc.	587	48,322
LogMeIn, Inc.*	937	62,859
Manhattan Associates, Inc.*	647	42,812
MAXIMUS, Inc.	838	47,143
MaxLinear, Inc. Cl A*	3,930	57,895
Monolithic Power Systems, Inc.	1,231	78,427
New Relic, Inc.*	877	31,949
Paycom Software, Inc.*	846	31,835
Perficient, Inc.*	1,528	26,159
Proofpoint, Inc.*	1,006	65,426
Qlik Technologies, Inc.*	2,448	77,497
Rogers Corp.*	678	34,970
Rubicon Project, Inc.*	1,039	17,092
Ruckus Wireless, Inc.*	4,142	44,361
Synaptics, Inc.*	295	23,700
Synchronoss Technologies, Inc.*	770	27,127
Tyler Technologies, Inc.*	382	66,590
Verint Systems, Inc.*	661	26,806
Virtusa Corp.*	645	26,664

		1,510,622

MATERIALS (4.0%)
A. Schulman, Inc.	2,119	64,911
Berry Plastics Group, Inc.*	1,300	47,034
Calgon Carbon Corp.	2,484	42,849
Ferro Corp.*	4,075	45,314
PolyOne Corp.	1,962	62,310

		262,418

TELECOMMUNICATION SERVICES (2.5%)
inContact, Inc.*	7,251	69,175
ORBCOMM, Inc.*	5,823	42,159
Shenandoah Telecommunications Co.	1,206	51,914

		163,248

UTILITIES (1.2%)
Northwest Natural Gas Co.	1,606	81,280

TOTAL COMMON STOCKS (Cost: $5,810,366) 97.5%		6,366,339

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.5%)
U.S. Treasury Bill	A-1+	0.17	03/24/16	100,000	99,960

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $99,960) 1.5%					99,960

TOTAL INVESTMENTS (Cost: $5,910,326) 99.0%					6,466,299

OTHER NET ASSETS 1.0%					62,586

NET ASSETS 100.0%					$6,528,885

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (10.1%)
U.S. Treasury Bond	AA+	2.88	05/15/43	200,000	195,000
U.S. Treasury Note	AA+	2.13	05/15/25	150,000	148,043
U.S. Treasury Strip	AA+	0.00	08/15/28	835,000	595,449
U.S. Treasury Strip	AA+	0.00	08/15/29	1,045,000	720,248

					1,658,740

U.S. GOVERNMENT AGENCIES (29.2%)
MORTGAGE-BACKED OBLIGATIONS (28.1%)
FHARM	AA+	2.36	02/01/36	5,471	5,799
FHARM	AA+	2.40	04/01/37	6,569	6,919
FHARM	AA+	2.42	04/01/37	4,821	5,126
FHARM	AA+	2.43	05/01/37	5,319	5,576
FHARM	AA+	4.54	09/01/39	8,106	8,469
FHARM	AA+	5.84	03/01/37	1,842	1,937
FHLMC	AA+	2.50	09/01/27	66,939	68,059
FHLMC	AA+	3.00	06/01/27	37,239	38,446
FHLMC	AA+	3.00	08/01/27	40,080	41,345
FHLMC	AA+	3.00	11/01/42	56,511	56,512
FHLMC	AA+	3.00	04/01/43	69,455	69,502
FHLMC	AA+	3.50	05/01/42	104,432	107,634
FHLMC	AA+	3.50	01/01/43	81,816	84,325
FHLMC	AA+	3.50	04/01/43	124,062	127,981
FHLMC	AA+	3.50	07/01/45	95,332	98,538
FHLMC	AA+	4.00	02/01/25	10,035	10,598
FHLMC	AA+	4.00	03/01/41	47,401	50,226
FHLMC	AA+	4.00	07/01/41	50,475	53,743
FHLMC	AA+	4.00	11/01/42	46,966	49,910
FHLMC	AA+	4.00	01/01/44	125,613	133,479
FHLMC	AA+	4.00	06/01/45	84,124	89,263
FHLMC	AA+	4.50	03/01/34	22,634	24,480
FHLMC	AA+	4.50	08/01/34	9,845	10,647
FHLMC	AA+	4.50	02/01/44	56,581	61,200
FHLMC	AA+	5.00	02/01/26	4,453	4,859
FHLMC	AA+	5.50	03/01/21	5,723	6,126
FHLMC	AA+	5.50	07/01/32	8,116	8,996
FHLMC	AA+	5.50	05/01/33	7,547	8,341
FHLMC	AA+	5.50	06/01/37	24,581	27,585
FHLMC	AA+	6.00	07/15/29	6,122	6,961
FHLMC	AA+	6.00	03/15/32	6,461	7,116
FHLMC Strip	AA+	3.00	01/15/43	85,014	84,377
FNMA	AA+	2.42	05/01/43	84,935	85,668
FNMA	AA+	3.00	09/01/29	71,614	73,967
FNMA	AA+	3.00	09/01/33	101,357	104,068
FNMA	AA+	3.00	12/01/42	79,696	79,042
FNMA	AA+	3.00	02/01/43	45,518	45,557
FNMA	AA+	3.00	03/01/43	39,032	39,281
FNMA	AA+	3.00	09/01/43	129,329	129,589
FNMA	AA+	3.50	03/25/28	63,011	65,028
FNMA	AA+	3.50	03/01/32	68,015	71,115
FNMA	AA+	3.50	09/01/32	92,974	97,195
FNMA	AA+	3.50	08/01/38	61,915	64,344
FNMA	AA+	3.50	10/01/41	49,962	51,727
FNMA	AA+	3.50	12/01/41	66,424	68,875
FNMA	AA+	3.50	04/01/42	79,063	82,002
FNMA	AA+	3.50	08/01/42	80,782	83,406
FNMA	AA+	3.50	10/01/42	67,476	69,743
FNMA	AA+	3.50	01/01/44	25,459	25,960
FNMA	AA+	3.50	04/01/45	188,749	195,334
FNMA	AA+	4.00	05/01/19	6,969	7,265
FNMA	AA+	4.00	07/25/26	88,525	96,602
FNMA	AA+	4.00	01/01/31	107,506	114,746
FNMA	AA+	4.00	11/01/40	48,833	51,794
FNMA	AA+	4.00	05/01/41	48,175	50,908
FNMA	AA+	4.50	05/01/18	1,785	1,845
FNMA	AA+	4.50	05/01/19	2,736	2,848
FNMA	AA+	4.50	05/01/30	18,349	19,931

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

FNMA	AA+	4.50	04/01/31	24,092	26,227
FNMA	AA+	4.50	08/01/33	5,435	5,889
FNMA	AA+	4.50	08/01/33	8,204	8,881
FNMA	AA+	4.50	09/01/33	22,485	24,376
FNMA	AA+	4.50	05/01/34	4,836	5,247
FNMA	AA+	4.50	06/01/34	7,284	7,867
FNMA	AA+	4.50	08/01/35	13,188	14,322
FNMA	AA+	4.50	12/01/35	11,919	12,933
FNMA	AA+	4.50	05/01/39	32,200	35,223
FNMA	AA+	4.50	05/01/39	17,657	19,280
FNMA	AA+	4.50	05/01/40	27,240	29,460
FNMA	AA+	5.00	04/01/18	3,449	3,582
FNMA	AA+	5.00	09/01/18	2,959	3,093
FNMA	AA+	5.00	10/01/20	5,384	5,628
FNMA	AA+	5.00	06/01/33	15,644	17,305
FNMA	AA+	5.00	09/01/33	13,089	14,479
FNMA	AA+	5.00	10/01/33	16,089	17,930
FNMA	AA+	5.00	11/01/33	22,524	24,844
FNMA	AA+	5.00	03/01/34	4,041	4,470
FNMA	AA+	5.00	04/01/34	2,895	3,190
FNMA	AA+	5.00	04/01/34	6,945	7,738
FNMA	AA+	5.00	04/01/35	9,464	10,550
FNMA	AA+	5.00	06/01/35	5,367	5,921
FNMA	AA+	5.00	09/01/35	7,371	8,129
FNMA	AA+	5.00	11/25/35	22,878	24,982
FNMA	AA+	5.00	10/01/36	8,674	9,570
FNMA	AA+	5.00	05/01/39	23,521	25,718
FNMA	AA+	5.00	06/01/40	19,681	21,747
FNMA	AA+	5.50	04/01/17	101	103
FNMA	AA+	5.50	05/01/17	38	38
FNMA	AA+	5.50	06/01/17	328	329
FNMA	AA+	5.50	09/01/19	1,958	2,051
FNMA	AA+	5.50	08/01/25	7,036	7,912
FNMA	AA+	5.50	01/01/27	3,078	3,427
FNMA	AA+	5.50	09/01/33	6,479	7,362
FNMA	AA+	5.50	10/01/33	18,775	21,333
FNMA	AA+	5.50	03/01/34	1,449	1,625
FNMA	AA+	5.50	03/01/34	6,286	7,141
FNMA	AA+	5.50	07/01/34	5,527	6,221
FNMA	AA+	5.50	09/01/34	3,168	3,527
FNMA	AA+	5.50	09/01/34	21,749	24,585
FNMA	AA+	5.50	09/01/34	21,283	23,922
FNMA	AA+	5.50	10/01/34	4,214	4,748
FNMA	AA+	5.50	02/01/35	5,887	6,622
FNMA	AA+	5.50	02/01/35	9,672	10,916
FNMA	AA+	5.50	04/01/35	10,145	11,351
FNMA	AA+	5.50	08/01/35	11,937	13,437
FNMA	AA+	5.50	11/01/35	9,591	10,764
FNMA	AA+	5.50	06/01/37	10,918	12,281
FNMA	AA+	5.50	11/01/38	3,645	3,882
FNMA	AA+	5.50	06/01/48	5,051	5,464
FNMA	AA+	6.00	04/01/23	6,108	6,893
FNMA	AA+	6.00	01/01/25	15,243	17,201
FNMA	AA+	6.00	03/01/28	7,163	8,083
FNMA	AA+	6.00	04/01/32	1,128	1,280
FNMA	AA+	6.00	05/01/32	1,333	1,519
FNMA	AA+	6.00	05/01/33	16,659	18,864
FNMA	AA+	6.00	09/01/34	8,982	10,281
FNMA	AA+	6.00	10/01/34	16,019	18,285
FNMA	AA+	6.00	11/01/34	2,480	2,799
FNMA	AA+	6.00	12/01/36	7,378	8,403
FNMA	AA+	6.00	01/01/37	7,990	9,115
FNMA	AA+	6.00	05/01/37	2,199	2,414
FNMA	AA+	6.00	07/01/37	3,632	4,099
FNMA	AA+	6.00	08/01/37	5,191	5,866
FNMA	AA+	6.00	12/01/37	1,294	1,461
FNMA	AA+	6.00	10/25/44	16,078	18,555
FNMA	AA+	6.00	02/25/47	14,915	16,699
FNMA	AA+	6.00	12/25/49	13,142	15,071

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

FNMA	AA+	6.50	09/01/16	26	26
FNMA	AA+	6.50	03/01/17	163	166
FNMA	AA+	6.50	05/01/17	56	56
FNMA	AA+	6.50	06/01/17	995	1,013
FNMA	AA+	6.50	05/01/32	1,687	1,928
FNMA	AA+	6.50	05/01/32	814	931
FNMA	AA+	6.50	07/01/32	864	987
FNMA	AA+	6.50	07/01/34	7,681	8,778
FNMA	AA+	6.50	09/01/34	5,035	5,754
FNMA	AA+	6.50	09/01/36	2,965	3,292
FNMA	AA+	6.50	05/01/37	9,477	10,832
FNMA	AA+	6.50	09/01/37	4,227	4,981
FNMA	AA+	6.50	05/01/38	2,895	3,308
FNMA	AA+	7.00	09/01/31	1,021	1,144
FNMA	AA+	7.00	04/01/32	2,170	2,430
FNMA	AA+	7.00	01/25/44	21,951	24,668
FNMA	AA+	7.50	06/01/31	397	458
FNMA	AA+	7.50	02/01/32	1,339	1,586
FNMA	AA+	7.50	06/01/32	394	480
FNMA	AA+	8.00	04/01/32	112	119
FNMA Strip	AA+	3.00	08/25/42	76,981	76,545
GNMA (2)	AA+	3.50	09/20/33	9,387	9,486
GNMA (2)	AA+	4.00	08/15/41	53,659	57,541
GNMA (2)	AA+	4.00	11/15/41	21,677	23,475
GNMA (2)	AA+	4.00	01/15/42	58,518	62,296
GNMA (2)	AA+	4.00	03/20/42	42,635	45,300
GNMA (2)	AA+	4.50	04/20/31	25,885	28,107
GNMA (2)	AA+	4.50	10/15/40	43,644	47,958
GNMA (2)	AA+	4.50	06/20/41	31,430	33,788
GNMA (2)	AA+	4.50	10/20/43	50,285	54,775
GNMA (2)	AA+	5.00	10/15/24	53,315	59,337
GNMA (2)	AA+	5.00	06/20/39	50,821	55,193
GNMA (2)	AA+	5.00	11/15/39	26,511	29,349
GNMA (2)	AA+	5.00	06/20/40	26,511	28,649
GNMA (2)	AA+	5.50	01/15/36	16,786	18,761
GNMA (2)	AA+	6.50	04/15/31	221	252
GNMA (2)	AA+	6.50	10/15/31	872	1,007
GNMA (2)	AA+	6.50	12/15/31	159	182
GNMA (2)	AA+	6.50	05/15/32	442	506
GNMA (2)	AA+	7.00	05/15/31	761	906
GNMA (2)	AA+	7.00	05/15/32	50	51
GNMA (2)	AA+	7.00	10/20/38	558	615
Vendee Mortgage Trust (2)	AA+	5.25	01/15/32	32,612	35,682

					4,639,123

NON-MORTGAGE-BACKED OBLIGATIONS (1.1%)

FHLMC	AA+	0.00	11/29/19	200,000	184,180

CORPORATE DEBT (60.0%)
CONSUMER DISCRETIONARY (9.6%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	80,000	82,342
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	75,000	81,334
AutoZone, Inc.	BBB	4.00	11/15/20	50,000	52,502
Brinker International, Inc.	BBB-	3.88	05/15/23	10,000	9,644
Dollar General Corp.	BBB	3.25	04/15/23	85,000	80,948
Expedia, Inc.	BBB-	5.95	08/15/20	65,000	70,922
Family Dollar Stores, Inc.	BB+	5.00	02/01/21	85,000	87,025
Harman Int’l. Industries, Inc.	BBB-	4.15	05/15/25	75,000	71,880
Hyatt Hotels Corp.	BBB	5.38	08/15/21	65,000	71,392
Kohl’s Corp.	BBB	3.25	02/01/23	30,000	28,514
Kohl’s Corp.	BBB	4.00	11/01/21	50,000	51,321
Lowe’s Cos., Inc.	A-	3.12	04/15/22	75,000	76,699
Marriott International, Inc.	BBB	3.00	03/01/19	85,000	86,157
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	75,000	77,012
NVR, Inc.	BBB+	3.95	09/15/22	85,000	85,738
O’Reilly Automotive, Inc.	BBB+	3.80	09/01/22	75,000	75,908
Omnicom Group, Inc.	BBB+	3.63	05/01/22	10,000	10,094
Omnicom Group, Inc.	BBB+	4.45	08/15/20	75,000	79,984
Staples, Inc.	BBB-	4.38	01/12/23	85,000	81,231
Tupperware Brands Corp.	BBB-	4.75	06/01/21	100,000	102,002

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

Viacom, Inc.	BBB-	3.25	03/15/23	50,000	45,653
Wyndham Worldwide Corp.	BBB-	3.90	03/01/23	85,000	82,703
Wynn Las Vegas LLC	BB+	5.38	03/15/22	85,000	80,770

					1,571,775

CONSUMER STAPLES (3.9%)
Avon Products, Inc.	B+	4.20	07/15/18	75,000	60,750
Church & Dwight Co., Inc.	BBB+	2.88	10/01/22	50,000	48,471
CVS Health Corp.	BBB+	6.13	08/15/16	50,000	51,428
Edgewell Personal Care Co.	BB+	4.70	05/19/21	75,000	75,676
Ingredion, Inc.	BBB	4.63	11/01/20	65,000	68,346
Kroger Co.	BBB	2.95	11/01/21	30,000	29,693
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	95,000	95,522
Sysco Corp.	A-	2.60	06/12/22	55,000	53,422
Sysco Corp.	A-	3.75	10/01/25	50,000	50,686
Whole Foods Market, Inc.†	BBB-	5.20	12/03/25	100,000	99,852

					633,846

ENERGY (4.1%)
Cameron International Corp.	BBB+	4.50	06/01/21	75,000	78,188
Energen Corp.	BB	4.63	09/01/21	85,000	75,650
EQT Corp.	BBB	4.88	11/15/21	85,000	80,926
FMC Technologies, Inc.	BBB	2.00	10/01/17	85,000	83,675
Marathon Petroleum Corp.	BBB	5.13	03/01/21	65,000	68,223
Murphy Oil Corp.	BBB	2.50	12/01/17	65,000	59,615
Noble Corp.	BBB	7.50	03/15/19	50,000	49,070
Rowan Companies PLC	BBB-	4.88	06/01/22	85,000	62,511
Seacor Hldgs., Inc.	B+	7.38	10/01/19	50,000	46,750
Sunoco, Inc.	BBB-	5.75	01/15/17	20,000	20,103
Weatherford Int’l. Ltd.	BB+	5.50	02/15/16	50,000	49,750

					674,461

FINANCIALS (14.0%)
Aflac, Inc.	A-	4.00	02/15/22	80,000	84,536
Alleghany Corp.	BBB+	5.63	09/15/20	75,000	81,461
American Tower Corp.	BBB-	4.50	01/15/18	85,000	88,646
Barrick N.A. Finance LLC	BBB-	4.40	05/30/21	85,000	76,324
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	50,000	57,979
Block Financial LLC	BBB	5.25	10/01/25	50,000	51,135
Block Financial LLC	BBB	5.50	11/01/22	30,000	31,677
Boston Properties LP	A-	3.85	02/01/23	65,000	66,331
Capital One Financial Corp.	BBB	4.75	07/15/21	85,000	92,068
CNA Financial Corp.	BBB	6.50	08/15/16	50,000	51,483
Erac USA Finance Co.†	BBB+	6.38	10/15/17	40,000	42,955
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	20,000	21,175
First Republic Bank	A-	2.38	06/17/19	85,000	84,820
First Tennessee Bank	BBB-	2.95	12/01/19	75,000	74,429
Genworth Financial, Inc.	BB-	7.20	02/15/21	50,000	41,662
Goldman Sachs Group, Inc.	BBB+	3.63	01/22/23	25,000	25,284
Government Pptys. Income Trust	BBB-	3.75	08/15/19	20,000	20,091
Harley-Davidson Financial Svcs.†	A-	2.70	03/15/17	65,000	65,866
Hartford Financial Svcs.	BBB+	5.50	03/30/20	20,000	22,140
Healthcare Realty Trust	BBB-	3.75	04/15/23	85,000	83,146
Hospitality Properties Trust	BBB-	5.00	08/15/22	85,000	87,312
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	85,000	87,154
Lincoln National Corp.	A-	4.85	06/24/21	20,000	21,539
Markel Corp.	BBB+	5.35	06/01/21	40,000	43,927
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	75,000	81,637
Moody’s Corp.	BBB+	4.50	09/01/22	50,000	52,991
Moody’s Corp.	BBB+	5.50	09/01/20	20,000	22,039
National Retail Pptys., Inc.	BBB+	3.30	04/15/23	30,000	28,864
National Retail Pptys., Inc.	BBB+	3.80	10/15/22	50,000	50,146
Pacific LifeCorp.†	BBB+	6.00	02/10/20	65,000	72,288
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	85,000	86,343
Protective Life Corp.	A-	7.38	10/15/19	65,000	75,192
Prudential Financial, Inc.	A	4.50	11/16/21	20,000	21,595
Raymond James Financial, Inc.	BBB	4.25	04/15/16	75,000	75,570
Reckson Operating Partnership	BBB-	6.00	03/31/16	85,000	85,793
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	75,000	80,860
Travelers Cos., Inc.	A	3.90	11/01/20	20,000	21,247
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	65,000	69,226
Welltower, Inc.	BBB	3.63	03/15/16	20,000	20,087

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

Welltower, Inc.	BBB	3.75	03/15/23	10,000	9,820
Welltower, Inc.	BBB	6.13	04/15/20	50,000	56,003

					2,312,841

HEALTH CARE (6.7%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	85,000	91,319
Allergan, Inc.	BBB-	5.75	04/01/16	50,000	50,406
AmerisourceBergen Corp.	A-	4.88	11/15/19	40,000	43,019
Anthem, Inc.	A	4.35	08/15/20	50,000	52,958
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	85,000	90,737
Biogen Idec, Inc.	A-	6.88	03/01/18	50,000	54,771
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	85,000	85,986
Laboratory Corp. of America	BBB	3.75	08/23/22	85,000	85,550
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	80,000	83,928
Owens & Minor, Inc.	BBB	3.88	09/15/21	85,000	84,633
PerkinElmer, Inc.	BBB	5.00	11/15/21	85,000	89,757
Pfizer, Inc.	AA	6.05	03/30/17	75,000	79,506
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	85,000	90,099
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	85,000	90,063
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	25,000	24,577

					1,097,309

INDUSTRIALS (5.6%)
Crane Co.	BBB	2.75	12/15/18	90,000	89,720
Dun & Bradstreet Corp.	BBB-	3.25	12/01/17	85,000	85,661
Equifax, Inc.	BBB+	3.30	12/15/22	85,000	84,717
Flowserve Corp.	BBB	3.50	09/15/22	65,000	63,133
Harsco Corp.	BB	5.75	05/15/18	85,000	75,438
Hunt (J.B.) Transport Svcs., Inc.	BBB+	3.30	08/15/22	75,000	74,277
Kennametal, Inc.	BBB	2.65	11/01/19	85,000	82,715
L-3 Communications Corp.	BBB-	4.75	07/15/20	75,000	78,024
Pentair PLC	BBB	5.00	05/15/21	75,000	78,190
Pitney Bowes, Inc.	BBB	5.25	01/15/37	75,000	75,743
Southwest Airlines Co.	BBB	2.75	11/06/19	85,000	85,659
Textron, Inc.	BBB	4.63	09/21/16	50,000	51,072

					924,349

INFORMATION TECHNOLOGY (6.8%)
Adobe Systems, Inc.	A-	4.75	02/01/20	85,000	92,058
Applied Materials, Inc.	A-	3.90	10/01/25	100,000	100,538
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	85,000	85,874
Avnet, Inc.	BBB-	5.88	06/15/20	80,000	86,809
eBay, Inc.	BBB+	2.88	08/01/21	75,000	73,801
Fiserv, Inc.	BBB	4.75	06/15/21	85,000	90,773
Ingram Micro, Inc.	BBB-	5.00	08/10/22	25,000	25,225
Ingram Micro, Inc.	BBB-	5.25	09/01/17	55,000	57,455
Lam Research Corp.	BBB	2.75	03/15/20	75,000	72,530
Lexmark International, Inc.	BBB-	5.13	03/15/20	10,000	10,401
Lexmark International, Inc.	BBB-	6.65	06/01/18	75,000	80,773
Symantec Corp.	BBB	4.20	09/15/20	85,000	87,775
Tech Data Corp.	BBB-	3.75	09/21/17	85,000	86,015
Total System Services, Inc.	BBB+	3.75	06/01/23	85,000	82,468
Western Union Co.	BBB	5.93	10/01/16	85,000	87,699

					1,120,194

MATERIALS (6.1%)
Albemarle Corp.	BBB-	4.50	12/15/20	85,000	87,832
Alcoa, Inc.	BBB-	6.75	07/15/18	85,000	91,265
Carpenter Technology Corp.	BBB	4.45	03/01/23	85,000	81,664
Domtar Corp.	BBB-	4.40	04/01/22	85,000	86,430
Eastman Chemical Co.	BBB	4.50	01/15/21	50,000	52,716
Freeport-McMoRan Copper & Gold	BBB-	3.55	03/01/22	85,000	49,300
Goldcorp, Inc.	BBB+	2.13	03/15/18	85,000	82,378
Kinross Gold Corp.	BBB-	3.63	09/01/16	65,000	63,071
Kinross Gold Corp.	BBB-	5.13	09/01/21	20,000	13,000
Methanex Corp.	BB+	3.25	12/15/19	85,000	81,116
Newmont Mining Corp.	BBB	3.50	03/15/22	85,000	75,761
Packaging Corp. of America	BBB	3.90	06/15/22	50,000	50,845
Packaging Corp. of America	BBB	4.50	11/01/23	30,000	31,501
Southern Copper Corp.	BBB	3.50	11/08/22	85,000	78,501
Teck Resources Ltd.	BB	4.75	01/15/22	75,000	36,375
Vulcan Materials Co.	BB+	7.00	06/15/18	40,000	44,400

					1,006,155

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

TELECOMMUNICATION SERVICES (0.7%)
AT&T, Inc.	BBB+	3.00	06/30/22	75,000	73,201
Verizon Communications, Inc.	BBB+	4.50	09/15/20	40,000	42,976

					116,177

UTILITIES (2.2%)
Constellation Energy	BBB-	5.15	12/01/20	50,000	54,287
Entergy Corp.	BBB-	5.13	09/15/20	85,000	91,338
Exelon Generation Co. LLC	BBB	4.25	06/15/22	30,000	30,396
National Fuel Gas Co.	BBB	4.90	12/01/21	75,000	77,021
SCANA Corp.	BBB	4.13	02/01/22	85,000	83,273
Talen Energy Supply LLC	B+	4.60	12/15/21	30,000	18,441

					354,756

TOTAL LONG-TERM DEBT SECURITIES (Cost: $16,279,673) 99.0%					16,293,906

TOTAL INVESTMENTS (Cost: $16,279,673) 99.0%					16,293,906

OTHER NET ASSETS 1.0%					170,932

NET ASSETS 100.0%					$16,464,838

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2015

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (12.5%)
U.S. Treasury Bill	A-1+	0.17	03/24/16	2,500,000	2,499,123
U.S. Treasury Bill	A-1+	0.32	04/28/16	1,000,000	999,194

					3,498,317

U.S. GOVERNMENT AGENCIES (50.7%)
FHLB	A-1+	0.12	01/08/16	1,500,000	1,499,964
FHLB	A-1+	0.13	01/14/16	750,000	749,965
FHLB	A-1+	0.15	01/13/16	800,000	799,960
FHLB	A-1+	0.17	01/20/16	1,500,000	1,499,865
FHLB	A-1+	0.20	02/05/16	900,000	899,825
FHLB	A-1+	0.22	02/03/16	200,000	199,960
FHLB	A-1+	0.24	01/27/16	1,000,000	999,827
FHLB	A-1+	0.24	02/03/16	212,000	211,953
FHLB	A-1+	0.24	02/12/16	1,000,000	999,720
FHLB	A-1+	0.30	02/08/16	500,000	499,842
FHLB	A-1+	0.32	03/07/16	2,800,000	2,798,393
FHLB	A-1+	0.34	02/03/16	100,000	99,969
FHLMC	A-1+	0.23	02/03/16	400,000	399,916
FHLMC	A-1+	0.30	01/12/16	100,000	99,991
FHLMC	A-1+	0.30	02/10/16	1,400,000	1,399,533
FNMA	A-1+	0.20	02/10/16	1,000,000	999,778

					14,158,461

COMMERCIAL PAPER (36.7%)
Apple, Inc.†	A-1+	0.15	01/11/16	1,000,000	999,958
Disney (Walt) Co.†	A-1	0.32	01/20/16	400,000	399,932
Emerson Electric Co.†	A-1	0.25	02/02/16	800,000	799,822
Grainger (W.W.) Inc.	A-1+	0.50	01/05/16	250,000	249,986
Honeywell International†	A-1	0.45	02/19/16	1,100,000	1,099,326
Intel Corp.†	A-1+	0.40	02/25/16	1,000,000	999,389
J.P. Morgan Securities LLC	A-1	0.25	01/15/16	500,000	499,951
National Oilwell Varco, Inc.†	A-1	0.40	02/08/16	600,000	599,747
National Oilwell Varco, Inc.†	A-1	0.50	02/12/16	500,000	499,708
New Jersey Natural Gas	A-1	0.43	01/14/16	1,000,000	999,845
Private Export Funding Corp.†	A-1	0.38	01/26/16	1,100,000	1,099,710
Simon Ppty. Group LP†	A-1	0.22	01/04/16	1,100,000	1,099,980
Wisconsin Gas Co.	A-1	0.50	01/05/16	900,000	899,950

					10,247,304

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $27,903,667) 99.9%					27,904,082

TOTAL INVESTMENTS (Cost: $27,903,667) 99.9%					27,904,082

OTHER NET ASSETS 0.1%					18,526

NET ASSETS 100.0%					$27,922,608

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

December 31, 2015

Abbreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association

*	Non-income producing security.
**	Ratings as per Standard & Poor’s Corporation (unaudited).
†	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets
BOND FUND	$388,479	2.4%
MONEY MARKET FUND	$7,597,572	27.2%

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

Information on futures contracts outstanding in the Funds as of December 31, 2015, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain(Loss)	Face Value of Futures as a Percentage of Total Investments
EQUITY INDEX FUND	17	E-mini S&P 500 Stock Index	P	March 2016	$1,730,090	($7,453)	5.1%

(a)	Includes the cumulative appreciation(depreciation) of futures contracts.
(2)	U.S. Government guaranteed security.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.

•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of December 31, 2015, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. In addition, certain Rule 144A securities not actively traded were considered Level 3; however, there were no such securities as of December 31, 2015. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of December 31, 2015:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments at Fair Value:
(See Portfolios of Investments for More Details)
All America Fund
Common Stock - Indexed	$6,098,930	—	—	$6,098,930
Common Stock - Active	$4,037,120	—	—	$4,037,120

	$10,136,050	—	—	$10,136,050

Equity Index Fund
Common Stock	$32,295,673	—	—	$32,295,673
Short-Term Debt Securities	—	$1,599,482	—	$1,599,482

	$32,295,673	$1,599,482	—	$33,895,155

Mid-Cap Equity Index Fund
Common Stock	$19,283,176	—	—	$19,283,176

Small Cap Value Fund
Common Stock	$8,638,785	—	—	$8,638,785
Short-Term Debt Securities	—	$299,898	—	$299,898

	$8,638,785	$299,898	—	$8,938,683

Small Cap Growth Fund
Common Stock	$6,366,339	—	—	$6,366,339
Short-Term Debt Securities	—	$99,960	—	$99,960

	$6,366,339	$99,960	—	$6,466,299

Bond Fund
U.S. Government Debt	—	$1,658,740	—	$1,658,740
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$4,639,123	—	$4,639,123
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$184,180	—	$184,180
Long-Term Corporate Debt	—	$9,811,863	—	$9,811,863

	—	$16,293,906	—	$16,293,906

Money Market Fund
U.S. Government Debt	—	$3,498,317	—	$3,498,317
U.S. Government Agency Short-Term Debt	—	$14,158,461	—	$14,158,461
Commercial Paper	—	$10,247,304	—	$10,247,304

	—	$27,904,082	—	$27,904,082
Other Financial Instruments:*
Equity Index Fund	($7,453)	—	—	($7,453)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

During the year ended December 31, 2015, there were no transfers of securities between Level 1, Level 2 or Level 3.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed assets portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

Attached hereto:

(a)	(1)	Not applicable.

	(2)	Exhibit 99.CERT	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

	(3)		Not applicable.

(b)		Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

		Exhibit 99.REPT	Report of Independent Registered Public Accounting Firm

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: March 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: March 7, 2016

By:	/s/ CHRIS W. FESTOG
Chris W. Festog
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date: March 7, 2016